UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 6/30/12

Item 1. Schedule of Investments.

Janus Asia Equity Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 94.3%
Apparel Manufacturers — 2.9%
100,000	China Lilang, Ltd.	$ 69,026
330,000	Sitoy Group Holdings, Ltd.	147,693
216,719
Automotive - Cars and Light Trucks — 4.4%
50,000	Great Wall Motor Co., Ltd.	100,482
660	Hyundai Motor Co.	135,415
50,000	Yulon Motor Co., Ltd.	88,976
324,873
Automotive - Truck Parts and Equipment - Original — 3.9%
400	Hyundai Mobis	96,843
1,300	Mando Corp.	193,661
290,504
Building - Heavy Construction — 0.4%
400	Daelim Industrial Co., Ltd.	32,006
Building and Construction - Miscellaneous — 0.7%
770	GS Engineering & Construction Corp.	52,016
Building and Construction Products - Miscellaneous — 1.4%
48,000	China National Building Material Co., Ltd.	52,237
500,000	Yuanda China Holdings, Ltd.	55,313
107,550
Building Products - Cement and Aggregate — 1.6%
100,000	Asia Cement China Holdings Corp.	44,767
38,000	Indocement Tunggal Prakarsa Tbk PT	70,426
115,193
Casino Hotels — 1.5%
25,000	Genting Bhd	75,488
1,740	Kangwon Land, Inc.	37,076
112,564
Cellular Telecommunications — 2.4%
10,000	China Mobile, Ltd.	109,909
600	SK Telecom Co., Ltd.	65,448
175,357
Coal — 3.0%
320,000	Adaro Energy Tbk PT	50,071
90,000	China Coal Energy Co., Ltd.	74,707
19,500	China Shenhua Energy Co., Ltd.	68,898
30,000	Sakari Resources, Ltd.	32,940
226,616
Commercial Banks — 8.9%
90,000	Bank Mandiri Persero Tbk PT	69,720
16,500	BOC Hong Kong Holdings, Ltd.	50,674
200,000	China Construction Bank Corp.	137,899
4,522	HDFC Bank, Ltd.	45,907
3,000	ICICI Bank, Ltd.	48,796
280,000	Industrial & Commercial Bank of China	156,574
16,000	Siam Commercial Bank PCL	74,079
13,012	Yes Bank, Ltd.	79,713
663,362
Computer Services — 0.5%
801	Infosys, Ltd.	36,322
Computers — 2.1%
10,000	Asustek Computer, Inc.	92,548
24,000	Quanta Computer, Inc.	64,645
157,193
Consumer Products - Miscellaneous — 1.3%
57,900	Samsonite International S.A.	98,022
Distribution/Wholesale — 1.0%
30,000	YGM Trading, Ltd.	70,573
Diversified Financial Services — 2.6%
57,886	Chinatrust Financial Holding Co., Ltd.	33,336
31,498	Fubon Financial Holding Co., Ltd.	31,814
2,000	Hana Financial Group, Inc.	63,851
1,799	Shinhan Financial Group Co., Ltd.	62,622
191,623
Diversified Minerals — 1.2%
2,800	BHP Billiton, Ltd.	91,253
Diversified Operations — 4.1%
280,000	Alliance Global Group, Inc.	77,512
8,000	Hutchison Whampoa, Ltd.	69,194
6,000	Keppel Corp., Ltd.	49,178
39,000	Melco International Development, Ltd.	31,434
25,000	Sime Darby Bhd	78,090
305,408
E-Commerce/Services — 0.9%
4,000	Ctrip.com International, Ltd. (ADR)*	67,040
Electric - Generation — 1.3%
46,000	China Resources Power Holdings Co., Ltd.	94,709
Electric - Integrated — 1.1%
3,800	Korea Electric Power Corp.*	85,082
Electronic Components - Miscellaneous — 1.0%
24,000	Hon Hai Precision Industry Co., Ltd.	72,405
Electronic Components – Semiconductors — 4.5%
317	Samsung Electronics Co., Ltd.	336,135
Electronic Measuring Instruments — 0.6%
20,000	Chroma ATE, Inc.	45,544
Electronic Parts Distributors — 0.9%
48,000	WT Microelectronics Co., Ltd.	65,017
Energy – Alternate Sources — 0.9%
388,000	China Suntien Green Energy Corp., Ltd.	68,054
Entertainment Software — 1.3%
5,000	Nexon Co., Ltd.	97,835
Food - Miscellaneous/Diversified — 1.0%
148,000	Indofood Sukses Makmur Tbk PT	76,716
Footwear and Related Apparel — 1.3%
40,000	Stella International Holdings, Ltd.	99,260
Gambling - Non-Hotel — 1.3%
88,000	Genting Singapore PLC	98,785
Independent Power Producer — 0.6%
50,000	Adani Power, Ltd.*	45,030
Internet Content - Entertainment — 1.1%
3,600	Youku.com, Inc. (ADR)*	78,048
Life and Health Insurance — 2.5%
38,800	AIA Group, Ltd.	133,785
600	Samsung Life Insurance Co., Ltd.	48,921
182,706
Medical - Drugs — 0.6%
6,593	Glenmark Pharmaceuticals, Ltd.	43,124
Metal - Copper — 0.6%
3,000,000	CST Mining Group, Ltd.*	47,468
Metal Processors and Fabricators — 0.8%
700,000	EVA Precision Industrial Holdings, Ltd.	57,673
Multi-Line Insurance — 1.1%
10,500	Ping An Insurance Group Co.	84,734
Oil Companies - Exploration and Production — 1.4%
50,000	CNOOC, Ltd.	100,868
Oil Companies - Integrated — 1.7%
60,000	China Petroleum & Chemical Corp.	53,788
7,000	PTT PCL	71,604
125,392
Oil Refining and Marketing — 0.8%
4,200	Reliance Industries, Ltd.	55,863
Petrochemicals — 1.6%
450	LG Chem, Ltd.	116,400

Property and Casualty Insurance — 1.0%
392	Samsung Fire & Marine Insurance Co., Ltd.	77,625
Public Thoroughfares — 0.7%
150,000	Shenzhen Expressway Co., Ltd.	54,979
Real Estate Management/Services — 0.7%
53,400	AIMS AMP Capital Industrial REIT	50,771
Real Estate Operating/Development — 5.9%
49,000	Central China Real Estate, Ltd.	12,656
5,000	Cheng Kong Holdings, Ltd.	61,723
46,000	China Overseas Land & Investment, Ltd.	107,914
10,000	Fraser and Neave, Ltd.	55,744
247,500	Shun Tak Holdings, Ltd.	86,033
5,000	Sun Hung Kai Properties, Ltd.	59,334
17,967	Swire Properties, Ltd.	54,116
437,520
Retail - Automobile — 0.6%
80,000	Baoxin Auto Group, Ltd.	46,150
Retail - Convenience Stores — 0.6%
8,000	President Chain Store Corp.	42,716
Retail - Drug Store — 0.6%
35,000	Shanghai Pharmaceuticals Holding Co., Ltd.	43,915
Retail - Jewelry — 0.4%
100,000	Oriental Watch Holdings	26,708
Retail - Major Department Stores — 1.2%
400	Hyundai Department Store Co., Ltd.	49,994
18,000	Lifestyle International Holdings, Ltd.	39,620
89,614
Retail - Restaurants — 0.8%
90,000	Ajisen China Holdings, Ltd.	62,492
Semiconductor Components/Integrated Circuits — 2.8%
58,000	Advanced Semiconductor Engineering, Inc.	47,325
58,000	Taiwan Semiconductor Manufacturing Co., Ltd.	158,833
206,158
Steel - Producers — 2.1%
2,690	JSW Steel, Ltd.	33,026
380	POSCO	121,354
154,380
Telecommunication Equipment — 0.7%
160,000	TCL Communication Technology Holdings, Ltd.	51,582
Telecommunication Services — 1.8%
180,000	China Telecom Corp., Ltd.	78,962
155,500	Tower Bersama Infrastructure Tbk PT	54,550
133,512
Tobacco — 1.1%
1,202	KT&G Corp.	85,263
Transportation - Marine — 0.5%
32,000	First Steamship Co., Ltd.	36,521
Total Common Stock (cost $7,474,399)	7,010,948
Money Market — 5.7%
422,295	Janus Cash Liquidity Fund LLC, 0% (cost $422,295)	422,295
Total Investments (total cost $7,896,694) – 100%	$ 7,433,243

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$91,253	1.2%
Bermuda	26,708	0.4%
Cayman Islands	878,788	11.8%
China	975,229	13.1%
Hong Kong	1,030,266	13.9%
India	387,781	5.2%
Indonesia	321,483	4.3%
Japan	97,835	1.3%
Luxembourg	98,022	1.3%
Malaysia	153,578	2.1%
Philippines	77,512	1.0%
Singapore	287,418	3.9%
South Korea	1,659,712	22.3%
Taiwan	779,680	10.5%
Thailand	145,683	2.0%
United States††	422,295	5.7%
Total	$7,433,243	100.0%

††	Includes all Cash Equivalents.

Total Return Swaps outstanding at June 30, 2012

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Depreciation
UBS A.G.	$75,651	1 month USD LIBOR plus 125 basis points	Viet Nam Dairy Products JSC	7/1/13	$ (338)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PCL PLC	Public Company Limited Public Limited Company
REIT	Real Estate Investment Trust
*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Apparel Manufacturers	$ -	$ 216,719	$ -
Automotive – Cars and Light Trucks	-	324,873	-
Automotive – Truck Parts and Equipment – Original	-	290,504	-
Building – Heavy Construction	-	32,006	-
Building and Construction – Miscellaneous	-	52,016	-
Building and Construction Products – Miscellaneous	-	107,550	-
Building Products – Cement and Aggregate	-	115,193	-
Casino Hotels	-	112,564	-
Cellular Telecommunications	-	175,357	-
Coal	-	226,616	-
Commercial Banks	-	663,362	-
Computer Services	-	36,322	-
Computers	-	157,193	-
Consumer Products – Miscellaneous	-	98,022	-
Distribution/Wholesale	-	70,573	-
Diversified Financial Services	-	191,623	-
Diversified Minerals	-	91,253	-
Diversified Operations	-	305,408	-
E-Commerce/Services	-	67,040	-
Electric – Generation	-	94,709	-
Electric – Integrated	-	85,082	-
Electronic Components – Miscellaneous	-	72,405	-
Electronic Components – Semiconductors	-	336,135	-
Electronic Measuring Instruments	-	45,544	-
Electronic Parts Distributors	-	65,017	-
Energy – Alternate Sources	-	68,054	-
Entertainment Software	-	97,835	-
Food – Miscellaneous/Diversified	-	76,716	-
Footwear and Related Apparel	-	99,260	-
Gambling – Non-Hotel	-	98,785	-
Independent Power Producer	-	45,030	-
Internet Content – Entertainment	-	78,048	-
Life and Health Insurance	-	182,706	-
Medical – Drugs	-	43,124	-
Metal – Copper	-	47,468	-
Metal Processors and Fabricators	-	57,673	-
Multi-Line Insurance	-	84,734	-
Oil Companies – Exploration and Production	-	100,868	-
Oil Companies – Integrated	-	125,392	-
Oil Refining and Marketing	-	55,863	-
Petrochemicals	-	116,400	-
Property and Casualty Insurance	-	77,625	-
Public Thoroughfares	-	54,979	-
Real Estate Management/Services	-	50,771	-
Real Estate Operating/Development	-	437,520	-
Retail – Automobile	-	46,150	-
Retail – Convenience Stores	-	42,716	-
Retail – Drug Store	-	43,915	-
Retail – Jewelry	-	26,708	-
Retail – Major Department Stores	-	89,614	-
Retail – Restaurants	-	62,492	-
Semiconductor Components/Integrated Circuits	-	206,158	-
Steel – Producers	-	154,380	-
Telecommunication Equipment	-	51,582	-
Telecommunication Services	-	133,512	-
Tobacco	-	85,263	-
Transportation - Marine	-	36,521	-

Money Market	-	422,295	-

Total Investments in Securities	$ -	$ 7,433,243	$ -
Other Financial Instruments(b)	$ -	$ (338)	$ -
(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Asia Equity Fund	$ 82,000

Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount	Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.6%
$31,835,000	Arkle PLC 2.1659%, 5/17/60 (144A),‡	$32,166,689
5,389,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	6,157,784
6,326,525	CLI Funding LLC 4.9400%, 10/15/26 (144A),‡	6,568,925
5,865,000	Commercial Mortgage Pass Through Certificates** 2.3646%, 2/10/29 (144A),‡	5,999,432
3,512,000	Fontainebleau Miami Beach Trust 2.8870%, 5/5/27 (144A),‡	3,572,958
5,120,000	FREMF Mortgage Trust 4.7269%, 1/25/21 (144A),‡	5,053,445
3,273,000	FREMF Mortgage Trust 5.3323%, 4/25/21 (144A),‡	3,355,915
5,669,000	FREMF Mortgage Trust 5.0996%, 7/25/21 (144A),‡	5,729,545
2,945,000	FREMF Mortgage Trust 4.7507%, 10/25/21 (144A),‡	2,883,388
8,724,000	GS Mortgage Securities Corp II 4.0490%, 4/10/34 (144A),‡	9,013,968
17,039,000	GS Mortgage Securities Corp II 3.5510%, 4/10/34 (144A),‡	17,613,845
3,246,000	JPMorgan Chase Commercial Mortgage Securities Corp. 6.0638%, 4/15/45‡	3,704,221
3,000,000	Oxbow Resources LLC 4.9690%, 5/1/36 (144A)	3,232,800
8,702,000	Saecure B.V. 1.9798%, 7/30/92 (144A),‡	8,761,304
4,788,000	Silverstone 2.0157%, 1/21/55 (144A),‡	4,824,168
5,605,000	Textainer Marine Containers, Ltd. 4.2100%, 4/15/27 (144A)	5,645,720
8,299,000	WFDB Commercial Mortgage Trust 3.6620%, 7/5/24 (144A)	8,545,107
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $128,906,409)	132,829,214
Bank Loan — 0.1%
Electric - Generation — 0.1%
5,020,450	AES Corp. 4.2500%, 6/1/18 ‡ (cost $4,998,821)	5,014,978
Common Stock — 57.4%
Aerospace and Defense — 1.5%
1,702,999	Boeing Co.	126,532,826
Agricultural Chemicals — 0.8%
954,666	Syngenta A.G. (ADR)	65,337,341
Apparel Manufacturers — 0.7%
942,015	Coach, Inc.	55,089,037
Applications Software — 0.6%
796,805	Intuit, Inc.	47,290,377
Athletic Footwear — 1.2%
1,120,217	NIKE, Inc. - Class B	98,332,648
Automotive - Cars and Light Trucks — 0.3%
526,930	Daimler A.G.	23,600,141
Beverages - Wine and Spirits — 0.3%
296,808	Brown-Forman Corp. - Class B	28,745,855
Cable/Satellite Television — 2.9%
1,308,895	DIRECTV - Class A*	63,900,254
2,170,125	Time Warner Cable, Inc.	178,167,262
242,067,516
Casino Hotels — 1.4%
1,660,170	Las Vegas Sands Corp.	72,200,793
3,876,805	MGM Resorts International*	43,265,144
115,465,937
Chemicals - Diversified — 2.6%
2,985,190	E.I. du Pont de Nemours & Co.	150,961,058
1,688,005	LyondellBasell Industries N.V. - Class A	67,975,962
218,937,020
Commercial Banks — 2.4%
2,673,220	CIT Group, Inc.*	95,273,561
2,912,330	Itau Unibanco Holding S.A. (ADR)	40,539,633
3,147,423	Standard Chartered PLC**	68,605,512
204,418,706
Commercial Services - Finance — 1.6%
230,960	MasterCard, Inc. - Class A	99,338,205
2,026,802	Western Union Co.	34,131,346
133,469,551
Computer Services — 0.9%
1,230,795	Cognizant Technology Solutions Corp. - Class A*	73,847,700
Computers — 2.6%
376,829	Apple, Inc.*	220,068,136
Computers - Integrated Systems — 0.2%
263,014	Teradata Corp.*	18,939,638
Computers - Memory Devices — 0.7%
1,884,780	NetApp, Inc.*	59,973,700
Cosmetics and Toiletries — 0.6%
893,060	Estee Lauder Cos., Inc. - Class A	48,332,407
Distribution/Wholesale — 0.2%
99,825	W.W. Grainger, Inc.	19,090,533
E-Commerce/Products — 1.2%
2,359,680	eBay, Inc.*	99,130,157
E-Commerce/Services — 0.7%
94,765	priceline.com, Inc.*	62,973,238
Electronic Components - Miscellaneous — 1.1%
2,769,825	TE Connectivity, Ltd. (U.S. Shares)	88,385,116
Electronic Connectors — 0.6%
955,425	Amphenol Corp. - Class A	52,471,941
Enterprise Software/Services — 0.8%
2,247,566	Oracle Corp.	66,752,710
Finance - Investment Bankers/Brokers — 0.1%
256,347	Greenhill & Co., Ltd.	9,138,771
Finance - Other Services — 1.0%
3,379,198	NYSE Euronext	86,439,885
Food - Confectionary — 0.7%
875,320	Hershey Co.	63,049,300
Internet Media — 0.6%
1,599,866	Facebook, Inc. - Class A*	49,787,830
Investment Management and Advisory Services — 0.9%
5,583,257	Blackstone Group L.P.	72,973,169
Life and Health Insurance — 0.4%
3,064,873	Prudential PLC**	35,505,129
Machinery - General Industrial — 0.3%
262,705	Roper Industries, Inc.	25,897,459
Medical - Biomedical and Genetic — 1.0%
1,328,343	Celgene Corp.*	85,226,487
Medical - Drugs — 2.8%
675,215	Allergan, Inc.	62,504,652
2,110,565	Bristol-Myers Squibb Co.	75,874,812
707,045	Shire PLC (ADR)**	61,081,618
874,429	Valeant Pharmaceuticals International, Inc.	39,165,675
238,626,757
Medical - Generic Drugs — 1.1%
4,162,190	Mylan, Inc.*	88,946,000
Medical - HMO — 0.5%
995,415	Aetna, Inc.	38,592,239
Metal - Copper — 0.5%
1,287,031	Freeport-McMoRan Copper & Gold, Inc.	43,849,146
Metal Processors and Fabricators — 0.4%
191,427	Precision Castparts Corp.	31,487,827
Multimedia — 0.7%
1,312,340	Viacom, Inc. - Class B	61,706,227
Oil Companies - Exploration and Production — 0.8%
2,531,820	Canadian Natural Resources, Ltd.	67,979,367
Oil Companies - Integrated — 2.5%
1,222,785	Chevron Corp.	129,003,817
1,849,139	Hess Corp.	80,345,090
209,348,907
Oil Field Machinery and Equipment — 0.2%
317,890	National Oilwell Varco, Inc.	20,484,832
Pharmacy Services — 1.2%
1,804,015	Express Scripts Holding Co.*	100,718,157
Pipelines — 1.3%
2,131,870	Enterprise Products Partners L.P.	109,237,019
REIT - Health Care — 0.7%
900,573	Ventas, Inc.	56,844,168
Retail - Auto Parts — 0.7%
153,305	AutoZone, Inc.*	56,288,997
Retail - Discount — 0.8%
700,780	Costco Wholesale Corp.	66,574,100
Retail - Major Department Stores — 0.5%
927,285	Nordstrom, Inc.	46,076,792
Retail - Restaurants — 0.8%
793,370	McDonald's Corp.	70,237,046
Super-Regional Banks — 1.4%
3,720,475	U.S. Bancorp	119,650,476
Telephone - Integrated — 0.7%
1,567,931	CenturyLink, Inc.	61,917,595
Television — 2.0%
5,055,449	CBS Corp. - Class B	165,717,618
Therapeutics — 0.2%
517,710	BioMarin Pharmaceutical, Inc.*	20,490,962
Tobacco — 2.9%
2,350,801	Altria Group, Inc.	81,220,175
1,870,821	Philip Morris International, Inc.**	163,247,840
244,468,015
Toys — 1.6%
4,048,935	Mattel, Inc.	131,347,451
Transportation - Railroad — 1.6%
398,415	Canadian Pacific Railway, Ltd.	29,187,883
890,173	Union Pacific Corp.	106,206,540
135,394,423
Wireless Equipment — 0.6%
1,035,365	Motorola Solutions, Inc.	49,811,410
Total Common Stock (cost $4,158,175,750)	4,833,065,792
Corporate Bonds — 28.8%
Advertising Services — 0.1%
$5,263,000	WPP Finance 2010 4.7500%, 11/21/21**	5,522,708
Aerospace and Defense – Equipment — 0.9%
9,917,000	Exelis, Inc. 4.2500%, 10/1/16 (144A)	10,167,464
8,460,000	Exelis, Inc. 5.5500%, 10/1/21 (144A)	9,078,493
7,755,000	United Technologies Corp. 1.8000%, 6/1/17	7,919,701
28,110,000	United Technologies Corp. 3.1000%, 6/1/22	29,455,401
14,706,000	United Technologies Corp. 4.5000%, 6/1/42	16,153,144
72,774,203
Agricultural Chemicals — 0.4%
19,460,000	CF Industries, Inc. 6.8750%, 5/1/18	23,084,425
9,401,000	CF Industries, Inc. 7.1250%, 5/1/20	11,445,717
34,530,142
Airlines — 0.1%
8,450,000	Southwest Airlines Co. 5.1250%, 3/1/17	9,274,154
Apparel Manufacturers — 0.1%
4,419,000	Hanesbrands, Inc. 4.1129%, 12/15/14‡	4,419,044
Beverages - Wine and Spirits — 0.2%
2,754,000	Pernod-Ricard S.A. 5.7500%, 4/7/21 (144A)	3,109,037
13,525,000	Pernod-Ricard S.A. 4.4500%, 1/15/22 (144A)	14,013,956
17,122,993
Brewery — 0.4%
10,619,000	SABMiller Holdings, Inc. 2.4500%, 1/15/17 (144A)	10,945,407
24,557,000	SABMiller Holdings, Inc. 3.7500%, 1/15/22 (144A)	26,115,215
37,060,622
Building - Residential and Commercial — 0.2%
4,779,000	D.R. Horton, Inc. 4.7500%, 5/15/17	4,925,357
6,390,000	M.D.C. Holdings, Inc. 5.3750%, 12/15/14	6,720,938
3,524,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	3,706,494
15,352,789
Building Products - Cement and Aggregate — 0.1%
11,456,000	Hanson, Ltd. 6.1250%, 8/15/16**	12,200,640
Cable/Satellite Television — 0.2%
16,784,000	Comcast Corp. 3.1250%, 7/15/22	16,862,969
Chemicals - Diversified — 0.3%
26,254,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19 (144A)	27,533,882
Chemicals - Specialty — 0.5%
8,935,000	Ashland, Inc. 9.1250%, 6/1/17	9,828,500
16,002,000	Ecolab, Inc. 3.0000%, 12/8/16	16,870,301
10,428,000	Ecolab, Inc. 4.3500%, 12/8/21	11,558,030
38,256,831
Coatings and Paint Products — 0.5%
13,264,000	RPM International, Inc. 6.1250%, 10/15/19	15,180,635
10,616,000	Sherwin-Williams Co. 3.1250%, 12/15/14	11,141,991
15,776,000	Valspar Corp. 4.2000%, 1/15/22	16,542,761
42,865,387
Commercial Banks — 1.4%
25,083,000	American Express Bank FSB 5.5000%, 4/16/13	26,019,098
14,544,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	15,053,040
27,967,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	28,736,093
10,696,000	HSBC Bank USA N.A. 4.8750%, 8/24/20	11,002,900
12,568,000	SVB Financial Group 5.3750%, 9/15/20	13,554,990
17,091,000	Zions Bancorp 7.7500%, 9/23/14	18,536,010
7,489,000	Zions Bancorp 4.5000%, 3/27/17	7,529,515
120,431,646
Computers - Memory Devices — 0.1%
10,447,000	Seagate Technology International 10.0000%, 5/1/14 (144A)	11,596,170
Consulting Services — 0.6%
7,960,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	8,521,714
38,318,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	42,766,528
51,288,242
Containers - Paper and Plastic — 0.3%
4,185,000	Packaging Corp. of America 3.9000%, 6/15/22	4,198,572
3,145,000	Rock-Tenn Co. 4.4500%, 3/1/19 (144A)	3,230,516
17,168,000	Rock-Tenn Co. 4.9000%, 3/1/22 (144A)	17,686,302
25,115,390
Data Processing and Management — 0.2%
8,179,000	Fiserv, Inc. 3.1250%, 10/1/15	8,478,024
4,005,000	Fiserv, Inc. 3.1250%, 6/15/16	4,128,727
12,606,751
Diversified Banking Institutions — 2.0%
13,074,000	Bank of America Corp. 4.5000%, 4/1/15	13,476,195
2,750,000	Bank of America Corp. 3.6250%, 3/17/16	2,762,584
7,801,000	Bank of America Corp. 5.7000%, 1/24/22	8,591,194
4,879,000	Bank of America Corp. 8.0000%, 7/30/99‡	5,082,357
8,494,000	Citigroup, Inc. 5.6250%, 8/27/12	8,544,888
25,989,000	Citigroup, Inc. 5.0000%, 9/15/14	26,640,466
4,910,000	Citigroup, Inc. 4.8750%, 5/7/15	5,036,698
6,545,000	Citigroup, Inc. 4.4500%, 1/10/17	6,860,750
3,118,000	Goldman Sachs Group, Inc. 3.3000%, 5/3/15	3,117,570
9,957,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	9,958,095
8,067,000	Goldman Sachs Group, Inc. 5.7500%, 1/24/22	8,515,557
24,253,000	JPMorgan Chase & Co. 4.5000%, 1/24/22	26,125,768
4,092,000	Morgan Stanley 5.3000%, 3/1/13	4,170,935
5,012,000	Morgan Stanley 4.0000%, 7/24/15	4,982,895
5,738,000	Morgan Stanley 3.4500%, 11/2/15	5,556,358
12,388,000	Morgan Stanley 5.5000%, 7/28/21	12,205,364
3,939,000	Royal Bank of Scotland PLC 3.9500%, 9/21/15**	4,012,159
11,479,000	Royal Bank of Scotland PLC 4.3750%, 3/16/16**	11,763,473
167,403,306
Diversified Financial Services — 0.7%
7,753,000	General Electric Capital Corp. 5.9000%, 5/13/14	8,421,658
4,452,000	General Electric Capital Corp. 6.0000%, 8/7/19	5,209,178
21,645,000	General Electric Capital Corp. 5.5000%, 1/8/20	24,773,525
20,800,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	21,974,368
60,378,729
Diversified Minerals — 0.3%
16,500,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	16,830,000
4,832,000	Teck Resources, Ltd. 7.0000%, 9/15/12	4,886,225
21,716,225
Diversified Operations — 0.4%
5,005,000	GE Capital Trust I 6.3750%, 11/15/67‡	5,148,894
20,917,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12	21,185,511
2,658,000	Tyco International Finance S.A. 4.1250%, 10/15/14	2,868,620
29,203,025
Electric - Generation — 0%
2,080,000	AES Corp. 7.7500%, 10/15/15	2,334,800
Electric - Integrated — 0.7%
6,448,000	CMS Energy Corp. 1.4167%, 1/15/13‡	6,448,065
12,305,000	CMS Energy Corp. 4.2500%, 9/30/15	12,793,262
9,251,000	CMS Energy Corp. 5.0500%, 2/15/18	9,888,375
8,218,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	8,825,935
12,674,000	PPL Energy Supply LLC 4.6000%, 12/15/21	13,005,894
8,202,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A),**	8,596,180
59,557,711
Electronic Components – Semiconductors — 0.8%
14,551,000	National Semiconductor Corp. 3.9500%, 4/15/15	15,763,986
12,387,000	National Semiconductor Corp. 6.6000%, 6/15/17	15,312,611
32,033,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	31,950,035
63,026,632
Electronic Connectors — 0.3%
19,106,000	Amphenol Corp. 4.7500%, 11/15/14	20,556,566
6,327,000	Amphenol Corp. 4.0000%, 2/1/22	6,445,536
27,002,102
Electronic Measuring Instruments — 0.1%
10,139,000	FLIR Systems, Inc. 3.7500%, 9/1/16	10,393,398
Electronics - Military — 0.2%
17,516,000	L-3 Communications Corp. 6.3750%, 10/15/15	17,899,163
Engineering - Research and Development Services — 0.2%
9,073,000	URS Corp. 3.8500%, 4/1/17 (144A)	8,959,850
8,676,000	URS Corp. 5.0000%, 4/1/22 (144A)	8,569,858
17,529,708
Finance - Auto Loans — 1.1%
8,065,000	Ford Motor Credit Co. LLC 7.5000%, 8/1/12	8,096,800
6,590,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	7,310,254
29,240,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	30,111,761
15,620,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	15,533,950
10,205,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	11,607,922
12,814,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	13,606,956
7,308,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	8,130,209
94,397,852
Finance - Consumer Loans — 0.2%
15,994,000	SLM Corp. 6.2500%, 1/25/16	16,793,700
Finance - Credit Card — 0.2%
13,242,000	American Express Co. 6.8000%, 9/1/66‡	13,678,986
6,689,000	American Express Credit Corp. 1.7500%, 6/12/15	6,764,974
20,443,960
Finance - Investment Bankers/Brokers — 1.5%
7,788,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	8,348,502
7,763,000	Jefferies Group, Inc. 3.8750%, 11/9/15	7,627,148
14,174,000	Jefferies Group, Inc. 5.1250%, 4/13/18	13,748,780
13,697,000	Jefferies Group, Inc. 8.5000%, 7/15/19	14,861,245
9,199,000	Lazard Group LLC 7.1250%, 5/15/15	10,045,308
3,354,000	Lazard Group LLC 6.8500%, 6/15/17	3,680,981
16,491,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	17,148,529
31,009,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	33,109,333
10,301,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	10,889,249
5,848,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	6,646,942
126,106,017
Finance - Mortgage Loan Banker — 0.2%
14,488,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A),**	15,693,039
Food - Meat Products — 0.6%
362,000	Smithfield Foods, Inc. 7.7500%, 5/15/13	376,480
38,378,000	Tyson Foods, Inc. 6.8500%, 4/1/16	43,894,837
9,865,000	Tyson Foods, Inc. 4.5000%, 6/15/22	10,160,950
54,432,267
Food - Miscellaneous/Diversified — 1.1%
8,100,000	ARAMARK Corp. 8.5000%, 2/1/15	8,292,456
33,668,000	Kraft Foods Group, Inc. 2.2500%, 6/5/17 (144A)	34,471,925
25,860,000	Kraft Foods Group, Inc. 3.5000%, 6/6/22 (144A)	26,536,549
23,921,000	Kraft Foods Group, Inc. 5.0000%, 6/4/42 (144A)	25,317,412
94,618,342
Hotels and Motels — 0.2%
5,899,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	6,468,501
3,660,000	Marriott International, Inc. 3.0000%, 3/1/19	3,700,498
2,177,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	2,528,716
12,697,715
Investment Management and Advisory Services — 0.4%
15,319,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	16,546,052
7,716,000	FMR LLC 6.4500%, 11/15/39 (144A)	8,821,664
5,765,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	6,010,013
3,167,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	3,309,515
34,687,244
Linen Supply & Related Items — 0.2%
5,678,000	Cintas Corp. No. 2 2.8500%, 6/1/16	5,897,245
5,944,000	Cintas Corp. No. 2 4.3000%, 6/1/21	6,471,078
12,368,323
Medical - Biomedical and Genetic — 0%
2,120,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	2,342,600
Medical Instruments — 0.1%
5,690,000	Boston Scientific Corp. 4.5000%, 1/15/15	6,063,002
Medical Products — 0.1%
8,291,000	CareFusion Corp. 4.1250%, 8/1/12	8,313,162
Money Center Banks — 0.2%
17,973,000	Lloyds TSB Bank PLC 4.8750%, 1/21/16**	18,868,702
Multi-Line Insurance — 0.6%
15,548,000	American International Group, Inc. 4.2500%, 9/15/14	16,112,859
8,472,000	American International Group, Inc. 5.4500%, 5/18/17	9,197,076
8,609,000	American International Group, Inc. 6.4000%, 12/15/20	9,740,885
2,752,000	American International Group, Inc. 4.8750%, 6/1/22	2,815,907
13,260,000	American International Group, Inc. 8.1750%, 5/15/58‡	14,387,100
52,253,827
Oil - Field Services — 0.1%
5,222,000	Weatherford International, Ltd. 4.5000%, 4/15/22	5,352,049
Oil and Gas Drilling — 0.4%
22,725,000	Nabors Industries, Inc. 5.0000%, 9/15/20	24,249,075
6,327,000	Rowan Cos., Inc. 5.0000%, 9/1/17	6,810,750
31,059,825
Oil Companies - Exploration and Production — 0.7%
17,049,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	19,710,843
3,136,000	Apache Corp. 3.2500%, 4/15/22	3,274,649
9,393,000	Apache Corp. 4.7500%, 4/15/43	10,433,491
8,045,000	Petrohawk Energy Corp. 10.5000%, 8/1/14	8,913,361
1,760,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	1,979,250
9,675,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	10,826,025
2,779,000	Pioneer Natural Resources Co. 3.9500%, 7/15/22	2,785,723
57,923,342
Oil Companies - Integrated — 1.0%
25,733,000	Phillips 66 2.9500%, 5/1/17 (144A)	26,442,407
26,136,000	Phillips 66 4.3000%, 4/1/22 (144A)	27,494,210
25,986,000	Phillips 66 5.8750%, 5/1/42 (144A)	27,973,565
81,910,182
Oil Refining and Marketing — 0.1%
805,000	Frontier Oil Corp. 8.5000%, 9/15/16	845,250
9,183,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	10,731,731
11,576,981
Paper and Related Products — 0%
2,804,000	International Paper Co. 6.0000%, 11/15/41	3,161,286
Pharmacy Services — 1.3%
11,145,000	Express Scripts Holding Co. 2.1000%, 2/12/15 (144A)	11,253,965
8,752,000	Express Scripts Holding Co. 3.1250%, 5/15/16	9,112,329
38,916,000	Express Scripts Holding Co. 2.6500%, 2/15/17 (144A)	39,591,932
20,783,000	Express Scripts Holding Co. 4.7500%, 11/15/21 (144A)	22,998,031
18,211,000	Express Scripts Holding Co. 3.9000%, 2/15/22 (144A)	18,875,956
3,537,000	Medco Health Solutions, Inc. 4.1250%, 9/15/20	3,750,097
105,582,310
Pipelines — 1.7%
4,479,000	Colorado Interstate Gas Co. LLC 6.8500%, 6/15/37	4,932,817
8,288,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	8,414,317
9,599,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	9,851,828
2,253,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	2,614,780
6,467,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	6,996,828
6,235,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	6,441,447
18,168,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	19,121,820
12,272,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	13,212,048
13,709,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	14,684,190
3,483,000	Plains All American Pipeline L.P. / PAA Finance Corp. 8.7500%, 5/1/19	4,593,861
4,389,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	4,515,680
6,078,000	TC Pipelines L.P. 4.6500%, 6/15/21	6,411,518
30,936,000	Western Gas Partners L.P. 5.3750%, 6/1/21	34,242,749
10,365,000	Western Gas Partners L.P. 4.0000%, 7/1/22	10,365,000
146,398,883
Publishing - Newspapers — 0%
1,324,000	Gannett Co., Inc. 6.3750%, 9/1/15	1,410,060
Publishing - Periodicals — 0.2%
13,218,000	United Business Media PLC 5.7500%, 11/3/20 (144A)	13,604,243
Real Estate Management/Services — 0.1%
4,443,000	CBRE Group, Inc. 6.6250%, 10/15/20	4,709,580
Real Estate Operating/Development — 0.1%
8,043,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	8,716,392
Reinsurance — 0.1%
11,359,000	Berkshire Hathaway, Inc. 3.2000%, 2/11/15	12,060,850
REIT - Diversified — 0.4%
9,737,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	10,194,435
20,960,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	21,836,107
32,030,542
REIT - Health Care — 0.1%
4,901,000	Senior Housing Properties Trust 6.7500%, 4/15/20	5,312,929
6,442,000	Senior Housing Properties Trust 6.7500%, 12/15/21	7,004,638
12,317,567
REIT - Hotels — 0.2%
14,278,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	14,670,645
REIT - Office Property — 0.6%
16,429,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	16,821,587
4,517,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	4,800,234
9,599,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	9,736,400
18,528,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	21,137,521
52,495,742
REIT - Regional Malls — 0.7%
34,275,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	35,131,875
22,549,000	Rouse Co. LLC 6.7500%, 11/9/15	23,563,705
58,695,580
REIT - Shopping Centers — 0%
3,384,000	DDR Corp. 4.7500%, 4/15/18	3,509,868
Retail - Regional Department Stores — 0.6%
7,329,000	Macy's Retail Holdings, Inc. 5.8750%, 1/15/13	7,507,271
15,344,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	16,652,506
14,910,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	17,186,160
3,127,000	Macy's Retail Holdings, Inc. 3.8750%, 1/15/22	3,287,643
6,609,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	7,815,400
52,448,980
Retail - Restaurants — 0.2%
13,793,000	Brinker International, Inc. 5.7500%, 6/1/14	14,737,379
Steel - Producers — 0.1%
11,057,000	ArcelorMittal 4.5000%, 2/25/17	10,887,916
Telecommunication Services — 0.2%
14,507,000	Qwest Corp. 6.7500%, 12/1/21	16,323,015
Telephone - Integrated — 0.4%
30,747,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	32,438,085
Transportation - Railroad — 0.3%
2,421,055	CSX Transportation, Inc. 8.3750%, 10/15/14	2,749,592
12,137,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	13,518,191
5,181,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	5,763,862
22,031,645
Transportation - Services — 0%
2,246,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,235,302
Transportation - Truck — 0.2%
12,452,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	12,860,164
Total Corporate Bonds (cost $2,312,212,540)	2,422,487,527
Mortgage-Backed Securities — 6.2%
Fannie Mae:
2,970,805	5.0000%, 2/1/23	3,216,601
5,362,479	5.5000%, 1/1/25	5,864,179
3,019,171	5.5000%, 1/1/33	3,332,426
7,544,367	5.0000%, 9/1/33	8,445,301
3,400,651	5.0000%, 11/1/33	3,700,480
4,403,779	5.0000%, 12/1/33	4,792,051
2,492,268	5.0000%, 2/1/34	2,712,006
9,434,479	5.5000%, 4/1/34	10,372,081
16,711,897	5.5000%, 9/1/34	18,362,286
5,147,497	5.5000%, 5/1/35	5,646,189
39,756,067	5.5000%, 7/1/35	43,682,191
7,017,233	5.0000%, 10/1/35	7,631,359
15,868,498	6.0000%, 10/1/35	17,556,492
16,301,173	6.0000%, 12/1/35	18,360,608
7,317,939	5.5000%, 1/1/36	8,026,903
18,196,135	5.5000%, 7/1/36	19,993,101
18,718,139	6.0000%, 11/1/36	21,039,116
4,734,402	6.0000%, 3/1/37	5,238,019
30,722,375	5.5000%, 5/1/37	33,909,986
4,833,081	6.0000%, 5/1/37	5,326,050
4,409,352	5.5000%, 7/1/37	4,811,729
3,787,189	5.5000%, 3/1/38	4,180,130
963,918	5.5000%, 9/1/38	1,063,929
6,462,245	6.0000%, 11/1/38	7,121,386
12,179,110	6.0000%, 11/1/38	13,456,000
4,771,046	5.0000%, 6/1/40	5,264,757
3,326,326	4.5000%, 10/1/40	3,628,165
3,075,593	5.0000%, 3/1/41	3,393,857
11,080,299	4.5000%, 4/1/41	12,157,225
6,071,034	5.0000%, 4/1/41	6,679,331
7,740,208	5.0000%, 4/1/41	8,593,273
Freddie Mac:
4,283,919	5.0000%, 1/1/19	4,600,372
3,572,989	5.0000%, 2/1/19	3,836,925
4,748,421	5.5000%, 8/1/19	5,150,304
17,577,964	5.0000%, 1/1/36	19,472,426
10,126,521	5.5000%, 10/1/36	11,208,848
6,978,218	5.0000%, 11/1/36	7,522,038
2,912,474	5.5000%, 5/1/38	3,204,647
17,927,612	5.0000%, 5/1/39	19,658,072
7,597,506	5.5000%, 10/1/39	8,359,672
6,902,555	4.5000%, 1/1/41	7,496,540
4,024,947	4.5000%, 5/1/41	4,399,792
15,549,917	5.0000%, 5/1/41	17,149,860
Ginnie Mae:
6,828,106	6.0000%, 11/20/34	7,702,549
8,868,298	5.5000%, 3/15/36	9,896,649
5,699,158	5.0000%, 4/15/39	6,290,199
6,637,769	5.0000%, 10/15/39	7,400,826
10,635,823	5.0000%, 11/15/39	11,858,906
3,155,656	5.0000%, 1/15/40	3,494,561
2,485,739	5.0000%, 4/15/40	2,752,567
3,728,348	5.0000%, 4/15/40	4,135,976
4,041,214	5.0000%, 5/15/40	4,483,048
3,346,863	5.0000%, 7/15/40	3,706,394
9,980,731	5.0000%, 7/15/40	11,076,651
10,612,685	5.0000%, 2/15/41	11,842,342
4,725,954	5.0000%, 5/15/41	5,261,953
2,547,291	4.5000%, 7/15/41	2,812,355
3,508,046	3.5000%, 5/20/42	3,754,667
Total Mortgage-Backed Securities (cost $522,041,872)	526,086,346
Preferred Stock — 0%
Food - Miscellaneous/Diversified — 0%
19	H.J. Heinz Finance Co., 0% (144A) (cost $1,900,000)	2,038,937

U.S. Treasury Notes/Bonds — 5.5%
U.S. Treasury Notes/Bonds:
26,723,000	0.2500%, 3/31/14	26,691,681
40,145,000	0.2500%, 5/31/14	40,094,819
70,118,000	0.3750%, 3/15/15	70,074,176
32,278,000	0.8750%, 1/31/17	32,557,915
2,448,000	0.8750%, 2/28/17	2,469,229
81,905,000	3.1250%, 5/15/21	93,243,764
34,366,000	2.1250%, 8/15/21	36,121,896
85,879,000	2.0000%, 2/15/22	88,770,718
2,512,000	1.7500%, 5/15/22	2,532,410
8,345,000	3.1250%, 11/15/41	8,970,875
53,832,000	3.1250%, 2/15/42	57,818,905
1,820,000	3.0000%, 5/15/42	1,906,166
Total U.S. Treasury Notes/Bonds (cost $438,464,667)	461,252,554
Money Market — 0.4%
32,165,683	Janus Cash Liquidity Fund LLC, 0% (cost $32,165,683)	32,165,683
Total Investments (total cost $7,598,865,742) – 100%	$8,414,941,031

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$51,095,844	0.6%
Bermuda	10,997,769	0.1%
Brazil	40,539,633	0.5%
Canada	160,340,970	1.9%
Cayman Islands	11,596,170	0.2%
France	17,122,993	0.2%
Germany	23,600,141	0.3%
Jersey	61,081,618	0.7%
Luxembourg	34,942,047	0.4%
Mexico	19,282,053	0.2%
Netherlands	95,509,844	1.2%
Switzerland	153,722,457	1.8%
United Kingdom	186,766,974	2.2%
United States††	7,548,342,518	89.7%
Total	$8,414,941,031	100.0%
††	Includes Cash Equivalents (89.3% excluding Cash Equivalents).
Forward Currency Contracts, Open June 30, 2012 (unaudited)
Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: British Pound 7/19/12	10,110,000	$15,830,524	$(30,293)
HSBC Securities (USA), Inc.: British Pound 7/12/12	13,875,000	21,726,309	9,018
JPMorgan Chase & Co.: British Pound 8/2/12	18,000,000	28,183,746	(183,305)
RBC Capital Markets Corp.: British Pound 7/26/12	11,500,000	18,006,660	(151,760)
Total	$83,747,239	$(356,340)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Balanced Fund	$ 772,170,021	9.2%

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$ -	$ 132,829,214	$ -

Bank Loan	-	5,014,978	-

Common Stock
Agriculture Chemicals	-	65,337,341	-
Commercial Banks	95,273,561	109,145,145	-
Life and Health Insurance	-	35,505,129	-
Medical - Drugs	177,545,139	61,081,618	-
All Other	4,289,177,859	-	-

Corporate Bonds	-	2,422,487,527	-

Mortgage-Backed Securities	-	526,086,346	-

Preferred Stock	-	2,038,937	-

U.S. Treasury Notes/Bonds	-	461,252,554	-

Money Market	-	32,165,683	-

Total Investments in Securities	$ 4,561,996,559	$ 3,852,944,472	$ -
Other Financial Instruments(b)	$ -	$ (356,340)	$ -

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Balanced Fund	$ 335,108,591

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts				Value
Common Stock — 98.3%
Airlines — 13.3%
12,878,212	AirAsia Bhd			$14,580,474
5,066,985	Delta Air Lines, Inc.*			55,483,486
5,261,675	U.S. Airways Group, Inc.*			70,138,127
7,992,557	United Continental Holdings, Inc.*,**			194,458,912
				334,660,999
Apparel Manufacturers — 2.6%
2,361,635	Hanesbrands, Inc.*			6v5,488,139
Applications Software — 5.1%
4,200,890	Microsoft Corp.**			128,505,225
Building and Construction Products - Miscellaneous — 1.7%
2,298,885	USG Corp.*			43,793,759
Casino Services — 3.0%
4,882,785	International Game Technology			76,903,864
Computer Aided Design — 0.6%
414,865	Autodesk, Inc.*			14,516,126
Consumer Products - Miscellaneous — 0.8%
8,325,900	Samsonite International S.A.			14,095,326
144,254	SodaStream International, Ltd.*			5,910,086
				20,005,412
Containers - Metal and Glass — 4.0%
2,460,532	Ball Corp.**			101,004,839
Distribution/Wholesale — 2.0%
25,398,000	Li & Fung, Ltd.			49,285,104
Diversified Operations — 1.5%
478,505	Tyco International, Ltd. (U.S. Shares)			25,288,989
357,223	Wartsila Oyj Abp			11,740,762
				37,029,751
E-Commerce/Products — 2.8%
1,677,120	eBay, Inc.*			70,455,811
Electric – Transmission — 0.3%
203,010	Brookfield Infrastructure Partners L.P.			6,815,046
Enterprise Software/Services — 4.6%
3,886,810	Oracle Corp.			115,438,257
Filtration and Separations Products — 1.1%
717,515	Polypore International, Inc.*			28,980,431
Finance - Investment Bankers/Brokers — 0.7%
1,507,988	Cetip S.A. - Mercados Organizados			18,847,973
Internet Gambling — 0.7%
9,849,966	Bwin.Party Digital Entertainment PLC**			16,996,277
Medical - Drugs — 2.4%
956,360	Abbott Laboratories			61,656,529
Medical - Generic Drugs — 2.7%
585,155	Perrigo Co.			69,007,329
Multimedia — 1.0%
1,158,780	News Corp. - Class A			25,829,206
Oil - Field Services — 2.2%
844,005	Schlumberger, Ltd. (U.S. Shares)			54,784,365
Oil Companies - Exploration and Production — 4.5%
1,196,659	Cobalt International Energy, Inc.*			28,121,486
341,560	EOG Resources, Inc.			30,777,972
1,311,765	Whitting Petroleum Corp.*			53,939,777
				112,839,235
Oil Companies - Integrated — 5.7%
3,570,192	BP PLC (ADR)**			144,735,584
Oil Field Machinery and Equipment — 4.7%
2,684,335	Dresser-Rand Group, Inc.*			119,560,281
Pharmacy Services — 2.0%
1,585,850	Omnicare, Inc.			49,526,095
Property and Casualty Insurance — 1.8%
3,650,243	Lancashire Holdings, Ltd.			45,746,963
Real Estate Operating/Development — 5.6%
8,934,495	St. Joe Co.*,£			141,254,366
Reinsurance — 2.1%
633,900	Berkshire Hathaway, Inc. - Class B*			52,822,887
Resorts and Theme Parks — 1.2%
619,144	Vail Resorts, Inc.			31,006,732
Retail - Restaurants — 0.3%
11,072,000	Ajisen China Holdings, Ltd.			7,687,863
Semiconductor Components/Integrated Circuits — 0.5%
1,863,800	Atmel Corp.*			12,487,460
Telecommunication Services — 3.0%
2,503,930	Amdocs, Ltd. (U.S. Shares)**			74,416,800
Tobacco — 2.2%
1,844,600	Japan Tobacco, Inc.**			54,672,316
Toys — 2.1%
1,644,375	Mattel, Inc.			53,343,525
Transportation - Railroad — 3.7%
1,289,271	Canadian Pacific Railway, Ltd.			94,451,993
Wireless Equipment — 5.8%
2,884,740	Motorola Solutions, Inc.**			138,784,841
752,545	Telefonaktiebolaget L.M. Ericsson (ADR)			6,870,736
				145,655,577
Total Common Stock (cost $2,443,771,897)				2,480,212,119
Money Market — 1.7%
43,728,000	Janus Cash Liquidity Fund LLC, 0% (cost $43,728,000)			43,728,000
Total Investments (total cost $2,487,499,897) – 100%				$2,523,940,119
Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$101,847,113	4.0%
Brazil	18,847,973	0.7%
Canada	94,451,993	3.7%
Cayman Islands	7,687,863	0.3%
Curacao	54,784,365	2.2%
Finland	11,740,762	0.5%
Gibraltar	16,996,277	0.7%
Guernsey	74,416,800	2.9%
Israel	5,910,086	0.2%
Japan	54,672,316	2.2%
Luxembourg	14,095,326	0.6%
Malaysia	14,580,474	0.6%
Sweden	6,870,736	0.3%
Switzerland	25,288,989	1.0%
United Kingdom	144,735,584	5.7%
United States††	1,877,013,462	74.4%
Total	$2,523,940,119	100.0%
††		Includes Cash Equivalents (72.6% excluding Cash Equivalents).

Forward Currency Contracts, Open June 30, 2012 (unaudited)
Counterparty/Currency Sold and Settlement Date		Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 7/19/12		11,600,000	$18,163,608	$2,108
Japanese Yen 7/19/12		1,210,000,000	15,144,229	153,004
			33,307,837	155,112
HSBC Securities (USA), Inc.:
British Pound 7/12/12		13,800,000	21,608,869	8,969
Japanese Yen 7/12/12		1,400,000,000	17,520,178	102,742
			39,129,047	111,711
JPMorgan Chase & Co.:
British Pound 8/2/12		11,600,000	18,162,858	(118,130)
Japanese Yen 8/2/12		1,495,000,000	18,715,529	63,990
			36,878,387	(54,140)
Total			$109,315,271	$212,683

Financial Futures - Short
3,375 Contracts	S&P 500® E-mini expires September 2012, principal amount $225,698,194 value $228,892,500 cumulative depreciation		$(3,194,306)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2012.

Purchases		Sales		Realized	Dividend	Value
Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 06/30/12

Janus Contrarian Fund
St. Joe Co.*	1,529,008	24,437,156	-	$ -	$-	$-	$ 141,254,366

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs

Investments in Securities:
Common Stock
Airlines	$320,080,525	$14,580,474	$ -
Consumer Products - Miscellaneous	5,910,086	14,095,326	-
Distribution/Wholesale	-	49,285,104	-
Diversified Operations	25,288,989	11,740,762
Internet Gambling	-	16,996,277
Oil Companies - Integrated	-	144,735,584
Property and Casualty Insurance	-	45,746,963
Retail - Restaurants	-	7,687,863
Tobacco	-	54,672,316
Wireless Equipment	138,784,841	6,870,736	-
All Other	1,623,736,273	-	-

Money Market	-	43,728,000	-

Total Investments in Securities	$ 2,113,800,714	$ 410,139,405	$ -
Other Financial Instruments(b)	$ -	$ (5,001,692)	$ -

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Contrarian Fund	$ 10,653,191,126

Janus Emerging Markets Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 93.2%
Apparel Manufacturers — 1.3%
170,000	China Lilang, Ltd.	$117,344
312,000	Sitoy Group Holdings, Ltd.	139,637
		256,981
Automotive - Cars and Light Trucks — 1.4%
22,000	Isuzu Motors, Ltd.**	117,641
89,579	Yulon Motor Co., Ltd.	159,407
		277,048
Automotive - Truck Parts and Equipment - Original — 2.6%
1,046	Hyundai Mobis	253,244
1,676	Mando Corp.	249,675
		502,919
Building - Residential and Commercial — 1.6%
68,100	MRV Engenharia e Participacoes S.A.	315,372
Casino Hotels — 1.5%
60,200	Genting Bhd	181,777
4,770	Kangwon Land, Inc.	101,638
		283,415
Cellular Telecommunications — 3.8%
15,374	America Movil S.A.B. de C.V. (ADR)	400,646
30,000	China Mobile, Ltd.	329,726
		730,372
Coal — 1.1%
35,500	China Shenhua Energy Co., Ltd.	125,429
75,000	Sakari Resources, Ltd.	82,350
		207,779
Commercial Banks — 14.4%
33,602	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	237,566
16,900	Banco do Brasil S.A.	164,355
34,149	Banco do Brasil S.A. (ADR)	335,002
868,000	Bank of China, Ltd.	332,143
9,636	Commercial Bank of Qatar QSC	180,904
67,982	First Gulf Bank PJSC	148,432
8,870	ICICI Bank, Ltd. (ADR)	287,477
20,416	Itau Unibanco Holding S.A. (ADR)	284,191
11,866	Sberbank of Russia (ADR)	128,390
40,261	Sberbank of Russia (ADR)	437,936
6,141	State Bank of India	239,735
		2,776,131
Commercial Services — 0.6%
8,800	Anhanguera Educacional Participacoes S.A.	112,180
Computers — 0.6%
12,000	Asustek Computer, Inc.	111,058
Consumer Products - Miscellaneous — 1.1%
119,100	Samsonite International S.A.	201,630
Distribution/Wholesale — 0.8%
38,484	Adani Enterprises, Ltd.	154,765
Diversified Financial Services — 1.1%
5,992	Shinhan Financial Group Co., Ltd.	208,578
Diversified Minerals — 0.6%
979	Anglo American PLC	32,740
18,900	Verde Potash PLC*	74,649
		107,389
Diversified Operations — 2.1%
610,500	Alliance Global Group, Inc.	169,005
176,000	Melco International Development, Ltd.	141,855
5,974	Orascom Development Holding A.G.	95,053
		405,913
Diversified Operations - Commercial Services — 0.8%
113,100	John Keells Holdings PLC	154,865
E-Commerce/Services — 0.6%
6,367	Ctrip.com International, Ltd. (ADR)*	106,711
Electric - Generation — 0.1%
249,372	Indiabulls Infrastructure and Power, Ltd. ß, ∞	9,514
Electronic Components – Semiconductors — 3.3%
607	Samsung Electronics Co., Ltd.	643,640
Electronic Measuring Instruments — 0.9%
77,000	Chroma ATE, Inc.	175,345
Electronic Parts Distributors — 1.7%
206,864	WPG Holdings, Ltd.	244,115
60,000	WT Microelectronics Co., Ltd.	81,271
		325,386
Food - Baking — 0.5%
229,500	Nippon Indosari Corpindo Tbk PT	101,059
Food - Miscellaneous/Diversified — 0.8%
106,140	Universal Robina Corp.	159,777
Food - Retail — 0.9%
7,440	X5 Retail Group N.V. (GDR)	170,475
Food - Wholesale/Distribution — 1.1%
144,409	Olam International, Ltd.	210,203
Hotels and Motels — 2.4%
22,774	7 Days Group Holdings Ltd. (ADR)*	240,493
120,000	Shangri-La Asia, Ltd.	230,153
		470,646
Industrial Automation and Robotics — 1.1%
1,300	FANUC Corp.**	213,627
Insurance Brokers — 1.2%
32,306	CNinsure, Inc. (ADR)	220,973
Internet Content - Entertainment — 0.4%
3,831	Youku.com, Inc. (ADR)*	83,056
Medical - Generic Drugs — 1.5%
19,951	Pharmstandard OJSC (GDR)	284,622
Medical - Hospitals — 0.6%
37,119	NMC Health PLC	111,141
Metal - Diversified — 3.4%
40,054	Ivanhoe Mines, Ltd.*	395,109
5,484	Rio Tinto PLC	261,870
		656,979
Metal - Iron — 6.6%
30,887	Fortescue Metals Group, Ltd.	157,824
229,398	Gindalbie Metals, Ltd.*	104,997
2,658	Kumba Iron Ore, Ltd.	179,523
69,393	London Mining PLC*	213,620
251,177	Sundance Resources, Ltd.*	85,365
26,496	Vale S.A. (ADR)	525,946
		1,267,275
Oil and Gas Drilling — 0.9%
41,288	Karoon Gas Australia, Ltd.*	173,275
Oil Companies - Exploration and Production — 5.2%
598,229	Aminex PLC*	40,069
99,700	CGX Energy, Inc.*	47,999
31,162	Chariot Oil & Gas, Ltd.*	50,131
9,577	Cobalt International Energy, Inc.*	225,059
11,400	HRT Participacoes em Petroleo S.A.*	35,536
9,842	Kosmos Energy, Ltd.*	108,754
4,667	Niko Resources, Ltd.	61,536
134,025	OGX Petroleo e Gas Participacoes S.A. (ADR)*	363,208
8,196	Ophir Energy PLC*	74,526
		1,006,818
Oil Companies - Integrated — 5.2%
7,132	Pacific Rubiales Energy Corp.	151,077
45,349	Petroleo Brasileiro S.A. (ADR)**	851,200
		1,002,277
Property and Casualty Insurance — 1.5%
1,444	Samsung Fire & Marine Insurance Co., Ltd.	285,945
Real Estate Operating/Development — 6.0%
132,068	Emaar Properties PJSC	101,769
39,000	Hang Lung Properties, Ltd.	132,762
299,131	Indiabulls Real Estate, Ltd.	331,287
41,500	PDG Realty S.A. Empreendimentos e Participacoes	72,535
29,578	PDG Realty S.A. Empreendimentos e Participacoes (ADR)	102,044
910,000	Shun Tak Holdings, Ltd.	316,323
373,914	Sorouh Real Estate Co.	106,245
		1,162,965
REIT - Diversified — 0.8%
75,800	Fibra Uno Administracion S.A. de C.V.	156,057
Retail - Apparel and Shoe — 0.6%
203,000	Anta Sports Products, Ltd.	123,760
Retail - Automobile — 0.3%
90,500	Baoxin Auto Group, Ltd.	52,207
Retail - Major Department Stores — 1.1%
1,759	Hyundai Department Store Co., Ltd.	219,847
Retail - Restaurants — 0.7%
8,442	Arcos Dorados Holdings, Inc. - Class A	124,773
Rubber/Plastic Products — 0.6%
29,422	Jain Irrigation Systems, Ltd.	44,185
94,697	Jain Irrigation Systems, Ltd. (EDR)	70,833
		115,018
Semiconductor Components/Integrated Circuits — 4.2%
211,000	Advanced Semiconductor Engineering, Inc.	172,163
46,161	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)**	644,408
		816,571
Shipbuilding — 0.7%
86,788	Pipavav Defence & Offshore Engineering Co., Ltd.*	130,807
Telecommunication Services — 2.9%
2,316	China Telecom Corp., Ltd. (ADR)	101,950
537,000	Tower Bersama Infrastructure Tbk PT	188,384
33,991	VimpelCom, Ltd. (ADR)	275,667
		566,001
Total Common Stock (cost $21,297,159)		17,953,145
Exchange-Traded Fund — 2.8%
Emerging Market - Equity — 2.8%
149,205	BOCI-Prudential - W.I.S.E. - CSI China Tracker Fund (ETF)** (cost $660,900)	534,065
Purchased Option - Call — 0.1%
35,890	Karoon Gas Australia, Ltd. expires October 2012 exercise price 4.10 AUD (premiums paid $34,179)	16,171
Right — 0.2%
Metal - Diversified — 0.2%
40,054	Ivanhoe Mines, Ltd.* (cost $0)	36,205
Money Market — 3.7%
716,000	Janus Cash Liquidity Fund LLC, 0% (cost $716,000)	716,000
Total Investments (total cost $22,708,238) – 100%		$19,255,586

Summary of Investments by Country – (Long Positions) June 30, 2012(unaudited)
Country	Value	% of Investment Securities
Australia	$537,632	2.8%
Bermuda	614,574	3.2%
Brazil	3,161,569	16.4%
Canada	691,926	3.6%
Cayman Islands	1,084,181	5.6%
China	559,522	2.9%
Guernsey	50,131	0.3%
Hong Kong	1,454,731	7.6%
India	1,268,603	6.6%
Indonesia	289,443	1.5%
Ireland	40,069	0.2%
Japan	331,268	1.7%
Luxembourg	201,630	1.1%
Malaysia	181,777	0.9%
Mexico	556,703	2.9%
Netherlands	170,475	0.9%
Philippines	328,782	1.7%
Qatar	180,904	0.9%
Russia	850,948	4.4%
Singapore	292,553	1.5%
South Africa	179,523	0.9%
South Korea	1,962,567	10.2%
Spain	237,566	1.2%
Sri Lanka	154,865	0.8%
Switzerland	95,053	0.5%
Taiwan	1,587,767	8.2%
United Arab Emirates	356,446	1.9%
United Kingdom	768,546	4.0%
United States††	941,059	4.9%
Virgin Islands (British)	124,773	0.7%
Total	$19,255,586	100.0%
††	Includes Cash Equivalents (1.2% excluding Cash Equivalents).

Forward Currency Contracts, Open As of June 30, 2012 (unaudited)
Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC:
Japanese Yen 7/19/12	23,700,000	$296,627	$3,632
Total		$ 296,627	$ 3,632

Financial Futures - Short
3 Contracts	S&P 500© E-mini
	Expires September 2012, principal amount $200,504, value $203,460, cumulative depreciation	$(2,956)

Total Return Swaps outstanding as of June 30, 2012 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized (Depreciation)

Morgan Stanley and Co. International plc	42,450	Armada Swap	Armada	4/30/14	$ (12,185)
Morgan Stanley and Co. International plc	131,833	1 month USD LIBOR plus 185 basis points	Baoshan Iron & Steel Co., Ltd.	2/25/14	(24,567)

Morgan Stanley and Co. International plc	225,269	1 month USD LIBOR plus 185 basis points	China Construction Bank	2/25/14	(39,379)

Morgan Stanley and Co. International plc	44,890	FED Funds Effective plus 100 basis points	Samba Financial Group	12/31/12	(4,693)
UBS A.G.	24,394	1 month USD LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	3/21/11	(2,642)
UBS A.G.	73,409	1 month USD LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	8/30/12	(7,952)
UBS A.G.	73,388	1 month USD LIBOR plus 50 basis points	China Construction Bank	8/30/12	(5,130)
UBS A.G.	83,962	1 month USD LIBOR plus 50 basis points	China Construction Bank	8/30/12	(5,869)
UBS A.G.	72,725	1 month USD LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	12/4/12	(7,878)
UBS A.G.	38,209	1 month USD LIBOR plus 50 basis points	China Construction Bank	2/6/13	(2,671)
UBS A.G.	41,946	1 month USD LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	2/6/13	(4,544)
UBS A.G.	7,143	1 month USD LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	3/1/13	(774)
UBS A.G.	8,389	1 month USD LIBOR plus 50 basis points	China Construction Bank	3/1/13	(586)
UBS A.G.	39,760	1 month USD LIBOR plus 50 basis points	China Construction Bank	3/1/13	(2,779)
UBS A.G.	56,386	1 month USD LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	3/1/13	(6,108)
UBS A.G.	65,492	1 month USD LIBOR plus 50 basis points	China Construction Bank	3/11/13	(4,578)
UBS A.G.	13,071	1 month USD LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	3/22/13	(1,416)
UBS A.G.	99,119	1 month USD LIBOR plus 50 basis points	China Construction Bank	3/22/13	(6,929)

UBS A.G.	114,112	Viet Nam Dairy Products JSC Swap	Viet Nam Dairy Products JSC	7/1/13	(4,009)

					$ (144,689)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

EDR	European Depositary Receipt

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

LIBOR	London Interbank Offered Rate

PLC	Public Limited Company

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlements.

ß	Illiquid security.

∞ Schedule of Fair Valued Securities (as of June 30, 2012)

		Value as a %
		of Investment
	Value	Securities
Janus Emerging Markets Fund
Indiabulls Infrastructure and Power, Ltd.	$9,514	0.1%

Securities are valued at “fair value” pursuant to procedures adopted by the Fund’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012 )
	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Apparel Manufacturers	$-	$256,981	$-
Automotive - Cars and Light Trucks	-	277,048	-
Automotive - Truck Parts and Equipment - Original	-	502,919	-
Casino Hotels	-	283,415	-
Cellular Telecommunications	-	730,372	-
Coal	-	207,779	-
Commercial Banks	164,355	2,611,776	-
Commercial Services	-	112,180	-
Computers	-	111,058	-
Consumer Products - Miscellaneous	-	201,630	-
Distribution/Wholesale	-	154,765	-
Diversified Financial Services	-	208,578	-
Diversified Minerals	74,649	32,740	-
Diversified Operations	-	405,913	-
Diversified Operations - Commercial Services	-	154,865	-
E-Commerce/Services	-	106,711	-
Electric - Generation	-	-	9,514
Electronic Components – Semiconductors	-	643,640	-
Electronic Measuring Instruments	-	175,345	-
Electronic Parts Distributors	-	325,386	-
Food - Baking	-	101,059	-
Food - Miscellaneous/Diversified	-	159,777	-
Food - Retail	-	170,475	-
Food - Wholesale/Distribution	-	210,203	-
Hotels and Motels	-	470,646	-
Industrial Automation and Robotics	-	213,627	-
Insurance Brokers	-	220,973	-
Internet Content - Entertainment	-	83,056	-
Medical - Generic Drugs	-	284,622	-
Medical - Hospitals	-	111,141	-
Metal - Diversified	395,109	261,870	-
Metal - Iron	-	1,267,275	-
Oil and Gas Drilling	-	173,275	-
Oil Companies - Exploration and Production	478,885	527,933	-
Oil Companies - Integrated	151,077	851,200	-
Property and Casualty Insurance		285,945	-
Real Estate Operating/Development	72,535	1,090,430	-
Retail - Apparel and Shoe	-	123,760	-
Retail - Automobile	-	52,207	-
Retail - Major Department Stores	-	219,847	-
Rubber/Plastic Products	-	115,018	-
Semiconductor Components/Integrated Circuits	644,408	172,163	-
Shipbuilding	-	130,807	-
Telecommunication Services	290,334	275,667	-
All Other	596,202	-	-

Exchange- Traded Funds
Emerging Market –Equity	534,065	-	-

Right
Metal - Diversified	36,205
Money Market	-	716,000	-

Total Investments	$3,437,824	$15,792,077	$9,514

Investments in Purchased Options	$-	$16,171	$-

Other Financial Instruments(b)	$-	$(145,692)	$-

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended June 30, 2012)

	Balance as of September 30, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of June 30, 2012
Investments in Securities:
Energy-Alternate Sources	$ -	$-	$-	$-	$ -	$9,514	$9,514

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Emerging Markets Fund	$2,601,143

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 96.5%
Advertising Agencies — 0.6%
290,875	Omnicom Group, Inc.	$14,136,525
Advertising Sales — 0.6%
482,340	Lamar Advertising Co. - Class A*	13,794,924
Aerospace and Defense — 1.7%
312,587	TransDigm Group, Inc.*	41,980,434
Agricultural Chemicals — 1.8%
1,019,015	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)**	44,520,765
Airlines — 1.3%
1,000,942	Ryanair Holdings PLC (ADR)**	30,428,637
Auction House - Art Dealer — 0.8%
881,004	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)**	18,721,335
Automotive - Truck Parts and Equipment - Original — 0.5%
216,281	WABCO Holdings, Inc.*	11,447,753
Broadcast Services and Programming — 0.6%
307,365	Discovery Communications, Inc. - Class C*	15,395,913
Commercial Services — 0.9%
274,667	CoStar Group, Inc.*	22,302,960
Commercial Services - Finance — 1.4%
785,606	Global Payments, Inc.	33,961,747
Computer Aided Design — 0.5%
205,730	ANSYS, Inc.*	12,983,620
Computers — 0.9%
35,438	Apple, Inc.*	20,695,792
Computers - Integrated Systems — 1.0%
689,994	Jack Henry & Associates, Inc.	23,818,593
Consulting Services — 5.7%
1,144,432	Gartner, Inc.*	49,267,798
1,797,765	Verisk Analytics, Inc. - Class A*	88,557,904
137,825,702
Containers - Metal and Glass — 0.8%
442,867	Ball Corp.	18,179,690
Decision Support Software — 2.6%
1,813,373	MSCI, Inc.*	61,690,949
Diagnostic Equipment — 2.0%
578,857	Gen-Probe, Inc.*	47,582,045
Diagnostic Kits — 0.8%
201,127	IDEXX Laboratories, Inc.*	19,334,339
Distribution/Wholesale — 4.6%
384,377	Fastenal Co.	15,494,237
31,869,390	Li & Fung, Ltd.	61,842,909
169,787	W.W. Grainger, Inc.	32,470,066
Electric – Transmission — 0.6%	109,807,212

397,460	Brookfield Infrastructure Partners L.P.	13,342,732
Electric Products - Miscellaneous — 1.2%
567,591	AMETEK, Inc.	28,328,467
Electronic Components - Miscellaneous — 2.7%
2,691,481	Flextronics International, Ltd.*	16,687,182
1,533,614	TE Connectivity, Ltd. (U.S. Shares)	48,937,623
65,624,805
Electronic Components – Semiconductors — 3.0%
5,594,936	ON Semiconductor Corp.*	39,724,046
986,639	Xilinx, Inc.	33,121,471
72,845,517
Electronic Connectors — 2.5%
1,095,307	Amphenol Corp. - Class A	60,154,260
Electronic Forms — 1.2%
899,792	Adobe Systems, Inc.*	29,126,267
Entertainment Software — 0.3%
636,961	Electronic Arts, Inc.*	7,866,468
Finance - Investment Bankers/Brokers — 0.9%
621,101	LPL Financial Holdings, Inc.	20,974,581
Footwear and Related Apparel — 0.7%
439,290	Wolverine World Wide, Inc.	17,035,666
Instruments - Controls — 2.7%
128,700	Mettler-Toledo International, Inc.*	20,057,895
1,702,414	Sensata Technologies Holding N.V.*,**	45,590,647
65,648,542
Instruments - Scientific — 1.6%
269,040	Thermo Fisher Scientific, Inc.	13,965,867
311,260	Waters Corp.*	24,735,832
38,701,699
Insurance Brokers — 0.9%
482,016	Aon PLC	22,548,709
Investment Management and Advisory Services — 1.3%
503,987	T. Rowe Price Group, Inc.	31,731,022
Machinery - General Industrial — 1.6%
395,722	Roper Industries, Inc.	39,010,275
Media — 0.3%
542,350	Workday, Inc. - Private Placement∞, §	7,191,561
Medical - Biomedical and Genetic — 2.8%
439,637	Celgene Corp.*,**	28,207,110
938,992	Incyte Corp., Ltd.*	21,315,119
341,721	Vertex Pharmaceuticals, Inc.*	19,109,038
68,631,267
Medical - Drugs — 1.4%
111,125	Medivation, Inc.*	10,156,825
515,303	Valeant Pharmaceuticals International, Inc.**	23,080,421
33,237,246
Medical - Generic Drugs — 0.4%
503,737	Impax Laboratories, Inc.*	10,210,749
Medical Information Systems — 1.6%
477,037	athenahealth, Inc.*	37,767,019
Medical Instruments — 3.2%
1,364,579	St. Jude Medical, Inc.	54,460,348
306,852	Techne Corp.	22,768,418
77,228,766
Medical Products — 4.4%
550,809	Henry Schein, Inc.*	43,232,998
1,028,132	Varian Medical Systems, Inc.*	62,479,582
105,712,580
Metal Processors and Fabricators — 1.5%
224,594	Precision Castparts Corp.	36,943,467
Oil Companies - Exploration and Production — 0.4%
465,954	Ultra Petroleum Corp. (U.S. Shares)*,**	10,749,559
Oil Field Machinery and Equipment — 2.5%
1,352,970	Dresser-Rand Group, Inc.*	60,261,284
Patient Monitoring Equipment — 1.1%
1,215,126	Masimo Corp.	27,194,520
Pipelines — 1.4%
805,974	Energy Transfer Equity L.P.	33,061,054
Printing - Commercial — 2.1%
1,577,119	VistaPrint N.V. (U.S. Shares)*,**	50,940,944
Retail - Catalog Shopping — 1.0%
379,165	MSC Industrial Direct Co. - Class A	24,854,266
Retail - Petroleum Products — 1.2%
787,004	World Fuel Services Corp.	29,929,762
Retail - Restaurants — 0.4%
662,652	Arcos Dorados Holdings, Inc. - Class A	9,793,997
Semiconductor Components/Integrated Circuits — 1.8%
6,364,479	Atmel Corp.*	42,642,009
Semiconductor Equipment — 3.0%
835,965	ASML Holding N.V. (U.S. Shares)**	42,985,320
618,442	KLA-Tencor Corp.	30,458,269
73,443,589
Telecommunication Equipment - Fiber Optics — 0.5%
908,159	Corning, Inc.	11,742,496
Telecommunication Services — 2.1%
1,732,641	Amdocs, Ltd. (U.S. Shares)	51,494,091
Transactional Software — 2.3%
1,323,428	Solera Holdings, Inc.	55,306,056
Transportation - Railroad — 0.6%
189,605	Canadian Pacific Railway, Ltd.**	13,890,462
Transportation - Services — 2.4%
605,756	C.H. Robinson Worldwide, Inc.	35,454,899
596,491	Expeditors International of Washington, Inc.	23,114,026
58,568,925
Transportation - Truck — 1.3%
588,020	Landstar System, Inc.	30,412,394
Vitamins and Nutrition Products — 1.0%
296,990	Mead Johnson Nutrition Co.	23,910,665
Wireless Equipment — 5.5%
1,925,285	Crown Castle International Corp.*	112,937,218
435,535	Motorola Solutions, Inc.	20,953,589
133,890,807
Total Common Stock (cost $1,737,419,842)	2,330,557,480
Money Market — 3.5%
84,662,263	Janus Cash Liquidity Fund LLC, 0% (cost $84,662,263)	84,662,263
Total Investments (total cost $1,822,082,105) – 100%	$2,415,219,743

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$75,185,641	3.1%
Canada	110,962,542	4.6%
Guernsey	51,494,091	2.1%
Ireland	30,428,637	1.3%
Netherlands	139,516,911	5.8%
Singapore	16,687,182	0.7%
Switzerland	48,937,623	2.0%
United Kingdom	22,548,709	0.9%
United States††	1,909,664,410	79.1%
Virgin Islands (British)	9,793,997	0.4%
Total	$2,415,219,743	100.0%

††	Includes Cash Equivalents (75.6% excluding Cash Equivalents).

Forward Currency Contracts, Open

June 30, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Canadian Dollar 7/19/12	13,100,000	$12,866,086	$(107,132)
Euro 7/19/12	7,500,000	9,491,059	(43,084)
HSBC Securities (USA), Inc.: Euro 7/12/12	7,400,000	9,363,928	(58,576)
JPMorgan Chase & Co.: Euro 8/2/12	7,550,000	9,555,583	(122,991)
Total		$41,276,656	$(331,783)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts. forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

∞ Schedule of Fair Valued Securities (as of June 30, 2012)

	Value	Value as a % of Total Investments
Janus Enterprise Fund Workday, Inc. - Private Placement	$ 7,191,561	0.3%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2012)

				Value as a % of
	Acquisition	Acquisition		Investment
	Date	Cost	Value	Securities
Janus Enterprise Fund Workday, Inc. - Private Placement	10/13/11	$ 7,191,561	$ 7,191,561	0.3%

The Fund has registration rights for certain restricted securities held as of June 30, 2012. The issuer incurs all registration costs.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Airlines	$ -	$ 30,428,637	$ -
Distribution/Wholesale	47,964,303	61,842,909	-
Media	-	-	7,191,561
All Other	2,183,130,070	-	-

Money Market	-	84,662,263	-

Total Investment in Securities	$ 2,231,094,373	$ 176,933,809	$ 7,191,561
Other Financial Instruments(b)	$ -	$ (331,783)	$ -

(a) Includes fair value factors.

(b)Other financial instruments includes futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended June 30, 2012)

	Balance as of September 30, 2011	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of June 30, 2012
Investments in Securities: Common Stock
Media	$-	$ -	$ -	$ -	$7,191,561	$ -	$ -	$ 7,191,561

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Enterprise Fund	$ 302,080,891

Janus Forty Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 99.9%
Apparel Manufacturers — 1.0%
5,656,200	Prada SpA	$38,440,956
Applications Software — 4.1%
4,881,029	Microsoft Corp.	149,310,677
Athletic Footwear — 1.6%
671,020	NIKE, Inc. - Class B	58,902,136
Automotive - Cars and Light Trucks — 1.4%
5,255,534	Ford Motor Co.	50,400,571
Beverages - Wine and Spirits — 1.2%
402,090	Pernod-Ricard S.A.	43,007,193
Brewery — 0%
1,528,861	Anheuser-Busch InBev N.V. - VVPR Strip*	1,935
Casino Hotels — 1.9%
6,387,058	MGM Resorts International*	71,279,567
Commercial Banks — 1.9%
3,249,540	Standard Chartered PLC	70,831,393
Commercial Services — 2.2%
2,410,800	Iron Mountain, Inc.	79,459,968
Commercial Services - Finance — 1.1%
95,640	MasterCard, Inc. - Class A	41,135,720
Computers — 12.0%
750,608	Apple, Inc.*	438,355,072
Computers - Memory Devices — 4.3%
6,113,799	EMC Corp.*	156,696,668
E-Commerce/Products — 10.4%
157,770	Amazon.com, Inc.*	36,026,779
8,206,293	eBay, Inc.*	344,746,369
		380,773,148
Electronic Components - Miscellaneous — 2.2%
2,492,265	TE Connectivity, Ltd. (U.S. Shares)	79,528,176
Electronic Connectors — 1.5%
966,815	Amphenol Corp. - Class A	53,097,480
Enterprise Software/Services — 2.7%
3,323,616	Oracle Corp.	98,711,395
Industrial Automation and Robotics — 5.5%
1,227,400	FANUC Corp.	201,696,284
Internet Content - Entertainment — 0.5%
3,247,461	Zynga, Inc. - Class A*	17,666,188
Internet Media — 0.6%
709,382	Facebook, Inc. - Class A*	22,075,968
Life and Health Insurance — 4.0%
20,257,000	AIA Group, Ltd.	69,847,296
6,694,375	Prudential PLC	77,551,223
		147,398,519
Medical - Biomedical and Genetic — 8.0%
3,528,103	Celgene Corp.*	226,363,089
1,162,096	Vertex Pharmaceuticals, Inc.*	64,984,408
		291,347,497
Medical Instruments — 1.6%
103,730	Intuitive Surgical, Inc.*	57,444,637
Metal - Diversified — 1.5%
5,738,535	Ivanhoe Mines, Ltd. (U.S. Shares)*	55,549,019
Metal Processors and Fabricators — 0.8%
168,185	Precision Castparts Corp.	27,664,751
Multimedia — 5.4%
8,782,858	News Corp. - Class A	195,769,905
Pharmacy Services — 6.5%
4,252,945	Express Scripts Holding Co.*	237,441,919
Retail - Apparel and Shoe — 4.6%
3,946,661	Limited Brands, Inc.	167,851,492
Retail - Jewelry — 2.2%
1,492,142	Cie Financiere Richemont S.A.	81,919,756
Transportation - Services — 5.6%
1,247,294	C.H. Robinson Worldwide, Inc.	73,004,118
1,683,139	United Parcel Service, Inc. - Class B	132,564,028
		205,568,146
Wireless Equipment — 3.6%
2,239,234	Crown Castle International Corp.*	131,353,466
Total Common Stock (cost $2,639,767,023)		3,650,679,602
Right — 0.1%
Metal - Diversified — 0.1%
5,738,535	Ivanhoe Mines, Ltd.* (cost $0)	5,290,929
Total Investments (total cost $2,639,767,023) – 100%		$3,655,970,531

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Belgium	$1,935	0.0%
Canada	60,839,948	1.7%
France	43,007,193	1.2%
Hong Kong	69,847,296	1.9%
Italy	38,440,956	1.0%
Japan	201,696,284	5.5%
Switzerland	161,447,932	4.4%
United Kingdom	148,382,616	4.1%
United States	2,932,306,371	80.2%
Total	$3,655,970,531	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

VVPR Strip	The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Apparel Manufacturers	$—	$38,440,956	$—
Beverages - Wine and Spirits	—	43,007,193	—
Commercial Banks	—	70,831,393	—
Industrial Automation and Robotics	—	201,696,284	—
Life and Health Insurance	—	147,398,519	—
Retail – Jewelry	—	81,919,756	—
All Other	3,067,385,501	—	—
Right
Metal - Diversified	5,290,929	—	—
Total Investments in Securities	$3,072,676,430	$583,294,101	$—
(a) Includes fair value factors.

Janus Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 95.3%
Apparel Manufacturers — 1.2%
307,520	Coach, Inc.	$17,983,770
11,235,100	Prada SpA**	76,356,562
		94,340,332
Applications Software — 1.4%
790,650	Intuit, Inc.	46,925,077
2,114,505	Microsoft Corp.	64,682,708
		111,607,785
Athletic Footwear — 1.2%
1,085,808	NIKE, Inc. - Class B	95,312,226
Beverages - Wine and Spirits — 1.5%
1,108,195	Pernod-Ricard S.A.**	118,531,563
Brewery — 3.2%
1,978,407	Anheuser-Busch InBev N.V.**	153,781,872
2,435,970	SABMiller PLC**	97,830,803
		251,612,675
Cable/Satellite Television — 1.7%
1,605,130	Time Warner Cable, Inc.	131,781,173
Commercial Banks — 1.1%
2,586,100	Banco do Brasil S.A.	25,150,151
2,647,189	Standard Chartered PLC**	57,701,731
		82,851,882
Commercial Services - Finance — 0.7%
119,290	MasterCard, Inc. - Class A	51,307,822
Computer Aided Design — 1.4%
409,829	ANSYS, Inc.*	25,864,308
2,423,380	Autodesk, Inc.*	84,794,066
		110,658,374
Computers — 9.2%
1,231,648	Apple, Inc.*	719,282,432
Computers - Integrated Systems — 0.3%
371,085	Teradata Corp.*	26,721,831
Computers - Memory Devices — 1.2%
3,682,395	EMC Corp.*	94,379,784
Consulting Services — 0.6%
930,550	Verisk Analytics, Inc. - Class A*	45,838,893
Containers - Metal and Glass — 1.9%
3,638,415	Ball Corp. **	149,356,936
Cosmetics and Toiletries — 1.2%
861,901	Colgate-Palmolive Co.	89,723,894
Dialysis Centers — 0%
385	DaVita, Inc.*	37,811
Distribution/Wholesale — 0.9%
674,841	Fastenal Co.	27,202,841
214,170	W.W. Grainger, Inc.	40,957,871
		68,160,712
Diversified Operations — 2.3%
2,365,945	Danaher Corp.	123,218,416
1,004,491	Tyco International, Ltd. (U.S. Shares) **	53,087,349
		176,305,765
E-Commerce/Products — 4.5%
463,275	Amazon.com, Inc.*	105,788,846
5,771,007	eBay, Inc.*	242,440,004
		348,228,850
Electronic Components - Miscellaneous — 1.6%
4,012,823	TE Connectivity, Ltd. (U.S. Shares) **	128,049,182
Electronic Components – Semiconductors — 0.9%
10,210,436	ON Semiconductor Corp.*	72,494,096
Electronic Connectors — 1.1%
1,581,064	Amphenol Corp. - Class A	86,832,035
Enterprise Software/Services — 2.6%
6,938,216	Oracle Corp.	206,065,015
Food - Retail — 0.1%
104,660	Whole Foods Market, Inc.	9,976,191
Industrial Automation and Robotics — 1.4%
641,800	FANUC Corp.**	105,465,761
Industrial Gases — 1.6%
1,178,150	Praxair, Inc.	128,100,250
Instruments - Controls — 1.3%
3,716,949	Sensata Technologies Holding N.V.*,**	99,539,894
Internet Content - Entertainment — 0.5%
6,883,498	Zynga, Inc. - Class A*	37,446,229
Internet Content - Information/News — 0.2%
163,820	LinkedIn Corp. - Class A*	17,409,151
Internet Media — 0.5%
1,138,450	Facebook, Inc. - Class A*	35,428,564
Investment Management and Advisory Services — 1.0%
1,217,606	T. Rowe Price Group, Inc.	76,660,474
Life and Health Insurance — 1.1%
7,275,647	Prudential PLC**	84,284,989
Medical - Biomedical and Genetic — 4.4%
2,514,187	Celgene Corp.*	161,310,238
1,424,690	Gilead Sciences, Inc.*	73,058,103
210	Regeneron Pharmaceuticals, Inc.*	23,986
1,994,279	Vertex Pharmaceuticals, Inc.*	111,520,082
		345,912,409
Medical - Drugs — 1.5%
445,470	Shire PLC (ADR) **	38,484,153
1,686,867	Valeant Pharmaceuticals International, Inc.	75,554,773
		114,038,926
Medical - Generic Drugs — 2.1%
1,419,254	Perrigo Co.	167,372,624
Medical - HMO — 0.4%
898,970	Aetna, Inc.	34,853,067
Medical - Wholesale Drug Distributors — 0.9%
1,772,865	AmerisourceBergen Corp.	69,762,238
Medical Products — 2.6%
2,878,180	Covidien PLC (U.S. Shares)**	153,982,630
841,620	Varian Medical Systems, Inc.*	51,145,247
		205,127,877
Metal Processors and Fabricators — 2.7%
1,258,460	Precision Castparts Corp.	207,004,085
Multimedia — 0.7%
1,161,385	Walt Disney Co.	56,327,173
Oil - Field Services — 0.3%
368,480	Schlumberger, Ltd. (U.S. Shares)	23,918,037
Oil and Gas Drilling — 0.8%
1,341,910	Helmerich & Payne, Inc.	58,346,247
Oil Companies - Exploration and Production — 2.1%
494,181	EOG Resources, Inc.	44,530,650
710,370	Noble Energy, Inc.	60,253,583
469,007	Occidental Petroleum Corp.	40,226,730
5,823,000	OGX Petroleo e Gas Participacoes S.A.*	15,947,864
		160,958,827
Oil Companies - Integrated — 0.4%
1,587,305	Petroleo Brasileiro S.A. (ADR)	29,793,715
Oil Field Machinery and Equipment — 1.1%
1,415,594	Dresser-Rand Group, Inc.*	63,050,557
336,246	National Oilwell Varco, Inc.	21,667,692
		84,718,249
Pharmacy Services — 1.8%
2,515,370	Express Scripts Holding Co.*	140,433,107
Pipelines — 2.4%
3,700,764	Enterprise Products Partners L.P.	189,627,147
REIT - Health Care — 0.2%
300,982	Ventas, Inc.	18,997,984
Retail - Apparel and Shoe — 2.7%
4,888,400	Limited Brands, Inc.	207,903,652
Retail - Auto Parts — 1.3%
280,975	AutoZone, Inc.*	103,165,591
Retail - Discount — 2.9%
2,388,830	Costco Wholesale Corp.	226,938,850
Retail - Major Department Stores — 2.7%
2,579,905	J.C. Penney Co., Inc.*	60,137,586
2,963,495	Nordstrom, Inc.	147,256,066
		207,393,652
Retail - Restaurants — 0.6%
545	McDonald's Corp.	48,249
838,520	Starbucks Corp.	44,709,886
		44,758,135
Semiconductor Components/Integrated Circuits — 1.5%
7,162,694	Atmel Corp.*	47,990,050
26,214,539	Taiwan Semiconductor Manufacturing Co., Ltd.	71,788,750
		119,778,800
Soap and Cleaning Preparations — 0.9%
1,257,865	Reckitt Benckiser Group PLC**	66,331,369
Telecommunication Services — 1.0%
2,527,240	Amdocs, Ltd. (U.S. Shares)**	75,109,573
Television — 1.7%
4,125,520	CBS Corp. - Class B	135,234,546
Tobacco — 1.0%
910,335	Philip Morris International, Inc.	79,435,832
Toys — 1.5%
3,548,998	Mattel, Inc.	115,129,495
Transportation - Railroad — 1.1%
769,960	Canadian Pacific Railway, Ltd.	56,407,270
245,775	Union Pacific Corp.	29,323,415
		85,730,685
Transportation - Services — 0.6%
840,595	C.H. Robinson Worldwide, Inc.	49,200,025
Wireless Equipment — 2.0%
1,430,922	Crown Castle International Corp.*,**	83,937,884
1,417,625	Motorola Solutions, Inc.	68,201,939
		152,139,823
Total Common Stock (cost $6,028,886,337)		7,429,234,311
Purchased Options - Calls — 0.2%
37,300	Microsoft Corp. expires January 2013 exercise price $30.00	9,158,814
2,600	Microsoft Corp. (LEAPS) expires January 2013 exercise price $30.00	638,416
10,980	Valeant Pharmaceuticals International, Inc. expires January 2013 exercise price $52.50	3,824,974
Total Purchased Options - Calls (premiums paid $15,653,507)		13,622,204
Purchased Option - Put — 0.1%
3,890	S&P 500® Index expires September 2012 exercise price $1,250.00 (premiums paid $14,449,870)	6,392,232
Money Market — 4.4%
344,264,447	Janus Cash Liquidity Fund LLC, 0% (cost $344,264,447)	344,264,447
Total Investments (total cost $6,403,254,161) – 100%		$7,793,513,194

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Belgium	$153,781,872	2.0%
Brazil	70,891,730	0.9%
Canada	131,962,043	1.7%
Curacao	23,918,037	0.3%
France	118,531,563	1.5%
Guernsey	75,109,573	1.0%
Ireland	153,982,630	2.0%
Italy	76,356,562	1.0%
Japan	105,465,761	1.3%
Jersey	38,484,153	0.5%
Netherlands	99,539,894	1.3%
Switzerland	181,136,531	2.3%
Taiwan	71,788,750	0.9%
United Kingdom	306,148,892	3.9%
United States††	6,186,415,203	79.4%
Total	$7,793,513,194	100.0%

††	Includes Cash Equivalents (75.0% excluding Cash Equivalents).

Forward Currency Contracts, Open June 30, 2012 (unaudited)

Counterparty/ Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 7/19/12	35,460,000	$55,524,271	$6,444
Euro 7/19/12	33,140,000	41,937,827	(190,374)
Japanese Yen 7/19/12	2,172,000,000	27,184,516	332,841
		124,646,614	148,911
HSBC Securities (USA), Inc.:
British Pound 7/12/12	38,859,000	60,847,757	32,829
Euro 7/12/12	35,060,000	44,364,772	(277,523)
Japanese Yen 7/12/12	1,921,000,000	24,040,187	140,976
		129,252,716	(103,718)
JPMorgan Chase & Co.:
British Pound 8/2/12	32,900,000	51,513,624	(335,041)
Euro 8/2/12	38,700,000	48,980,274	(630,429)
Japanese Yen 8/2/12	1,030,000,000	12,894,311	44,087
		113,388,209	(921,383)
RBC Capital Markets Corp.:
British Pound 7/26/12	54,400,000	85,179,330	(722,529)
Euro 7/26/12	45,000,000	56,949,904	(526,438)
Japanese Yen 7/26/12	2,440,000,000	30,542,381	158,711
		172,671,615	(1,090,256)
Total		$539,959,154	$(1,966,446)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LEAPS	Long-Term Equity Anticipation Securities
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Apparel Manufacturers	$17,983,770	$76,356,562	$-
Beverages - Wine and Spirits	-	118,531,563	-
Brewery	-	251,612,675	-
Commercial Banks	25,150,151	57,701,731	-
Industrial Automation and Robotics	-	105,465,761	-
Life and Health Insurance	-	84,284,989	-
Medical - Drugs	75,554,773	38,484,153	-
Oil Companies - Integrated	-	29,793,715	-
Semiconductor Components/Integrated Circuits	47,990,050	71,788,750	-
Soap and Cleaning Preparations	-	66,331,369	-
All Others	6,362,204,299	-	-
Money Market	-	344,264,447	-
Total Investments in Securities	$6,528,883,043	$1,244,615,715	$-
Investment in Purchased Options	$-	$20,014,436	$-
Other Financial Instruments(b):	$-	$(1,966,446)	$-

(a)Includes fair value factors.

(b)Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended June 30, 2012)

	Balance as of September 30, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of June 30, 2012
Investments in Securities:
Preferred Stock	$ 34,973,461	$ -	$ -	$ -	$ -	$ (34,973,461)	$ -

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Fund	$ 1,412,845,454

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.4%
Diagnostic Equipment — 0.5%
45,805	Gen-Probe, Inc.*	$ 3,765,171
Diagnostic Kits — 0.8%
381,552	Quidel Corp.*	5,982,735
Dialysis Centers — 2.0%
155,408	DaVita, Inc.*	15,262,620
Heart Monitors — 1.8%
150,856	HeartWare International, Inc.*	13,396,013
Instruments - Controls — 0.8%
39,405	Mettler-Toledo International, Inc.*	6,141,269
Instruments - Scientific — 1.4%
202,582	Thermo Fisher Scientific, Inc.	10,516,032
Life and Health Insurance — 1.0%
1,506,900	Odontoprev S.A.	7,653,809
Medical - Biomedical and Genetic — 21.6%
190,574	Alexion Pharmaceuticals, Inc.*	18,923,998
134,600	Amylin Pharmaceuticals, Inc.*	3,799,758
586,765	Ariad Pharmaceuticals, Inc.*	10,098,226
95,700	Biogen Idec, Inc.*	13,817,166
454,708	Celgene Corp.*	29,174,065
847,690	Chelsea Therapeutics International, Ltd.*	1,254,581
1,271,821	Fibrogen, Inc. - Private Placementºº,§	5,786,786
448,272	Gilead Sciences, Inc.*,**	22,987,388
553,107	Incyte Corp., Ltd.*	12,555,529
378,355	InterMune, Inc.*	4,521,342
174,205	Life Technologies Corp.*	7,837,483
17,124	Puma Biotechnology, Inc.*	192,645
100,002	Regeneron Pharmaceuticals, Inc.*	11,422,229
353,690	Seattle Genetics, Inc.*	8,980,189
214,745	Vertex Pharmaceuticals, Inc.*	12,008,540
		163,359,925
Medical - Drugs — 26.7%
175,095	Abbott Laboratories	11,288,375
805,157	Achillion Pharmaceuticals, Inc.*	4,991,973
476,510	Alkermes PLC*,**	8,086,375
143,245	Allergan, Inc.	13,260,190
1,899,957	Aurobindo Pharma, Ltd.	3,776,525
223,528	Bristol-Myers Squibb Co.	8,035,832
311,580	Endo Health Solutions, Inc.*	9,652,748
239,989	Forest Laboratories, Inc.*	8,397,215
533,624	Ironwood Pharmaceuticals, Inc.*	7,353,339
280,260	Jazz Pharmaceuticals PLC*,**	12,614,503
143,715	Medivation, Inc.*	13,135,551
272,100	Mitsubishi Tanabe Pharma Corp.**	3,910,508
137,149	Novartis A.G.**	7,652,986
54,148	Novo Nordisk A/S - Class B	7,835,249
427,539	Pfizer, Inc.	9,833,397
64,188	Roche Holding A.G.**	11,084,697
224,405	Salix Pharmaceuticals, Ltd.*	12,216,608
152,406	Sanofi**	11,555,235
183,421	Shire PLC (ADR)	15,845,740
483,129	Valeant Pharmaceuticals International, Inc.	21,639,348
		202,166,394
Medical - Generic Drugs — 7.8%
452,622	Impax Laboratories, Inc.*	9,174,648
8,364,183	Mediquest Therapeutics - Private Placementºº,§,£	8
924,500	Mylan, Inc.*	19,756,565
341,519	Pharmstandard OJSC (GDR)	4,872,131
277,961	Teva Pharmaceutical Industries, Ltd. (ADR)	10,962,782
186,165	Watson Pharmaceuticals, Inc.*	13,774,348
		58,540,482
Medical - HMO — 5.8%
569,210	Aetna, Inc.	22,068,272
183,135	Humana, Inc.	14,181,974
133,786	UnitedHealth Group, Inc.	7,826,481
		44,076,727
Medical - Hospitals — 0.7%
1,739,093	NMC Health PLC	5,207,138
Medical - Wholesale Drug Distributors — 2.6%
377,125	AmerisourceBergen Corp.	14,839,869
1,589,200	Sinopharm Group Co., Ltd.	4,400,512
		19,240,381
Medical Information Systems — 1.1%
100,666	athenahealth, Inc.*	7,969,727
Medical Instruments — 2.5%
116,843	GMP Cos., Inc. - Private Placementºº,§,£	0
659,604	Lifesync Holdings, Inc. - Private Placementºº,§,£	1
285,010	St. Jude Medical, Inc.	11,374,749
259,335	Volcano Corp.*	7,429,948
		18,804,698
Medical Products — 7.2%
247,377	Covidien PLC (U.S. Shares)**	13,234,669
137,150	Henry Schein, Inc.*	10,764,903
405,040	PSS World Medical, Inc.*	8,501,790
186,087	Stryker Corp.	10,253,394
188,975	Varian Medical Systems, Inc.*	11,484,011
		54,238,767
Patient Monitoring Equipment — 1.0%
343,312	Masimo Corp.	7,683,323
Pharmacy Services — 6.9%
752,600	Brazil Pharma S.A.	4,028,708
567,052	Express Scripts Holding Co.*	31,658,513
536,575	Omnicare, Inc.	16,757,237
		52,444,458
Physical Practice Management — 0.9%
99,878	MEDNAX, Inc.*	6,845,638
Retail - Drug Store — 0.7%
549,100	RAIA Drogasil S.A.	5,536,936
Soap and Cleaning Preparations — 0.9%
133,411	Reckitt Benckiser Group PLC	7,035,202
Therapeutics — 3.7%
471,910	BioMarin Pharmaceutical, Inc.*	18,678,198
75,520	Pharmacyclics, Inc.*	4,124,147
129,515	Synageva BioPharma Corp.*	5,253,128
		28,055,473
Total Common Stock (cost $609,964,766)		743,922,918
Preferred Stock — 0.5%
Medical - Biomedical and Genetic — 0%
5,192,551	Mediquest Therapeutics - Private Placement, (Series A-1), 0%ºº,§	5
Therapeutics — 0.5%
2,919,304	Portola Pharmaceuticals, Inc. - Private Placement, 0%ºº,§	4,130,815
Total Preferred Stock (cost $7,265,869)		4,130,820
Warrant — 0%
Medical - Generic Drugs — 0%
803,980	Mediquest Therapeutics - expires 10/12/12ºº,§ (cost $94,066)	1
Money Market — 1.1%
8,307,254	Janus Cash Liquidity Fund LLC, 0% (cost $8,307,254)	8,307,254
Total Investments (total cost $625,631,955) – 100%		$ 756,360,993

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Brazil	$17,219,453	2.3%
Canada	21,639,348	2.9%
China	4,400,512	0.6%
Denmark	7,835,249	1.0%
France	11,555,235	1.5%
India	3,776,525	0.5%
Ireland	33,935,547	4.5%
Israel	10,962,782	1.5%
Japan	3,910,508	0.5%
Jersey	15,845,740	2.1%
Russia	4,872,131	0.6%
Switzerland	18,737,683	2.5%
United Kingdom	12,242,340	1.6%
United States††	589,427,940	77.9%
Total	$756,360,993	100.0%

††	Includes Cash Equivalents (76.8% excluding Cash Equivalents).

Forward Currency Contracts, Open June 30, 2012 (unaudited)

Counterparty/ Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
Euro 7/19/12	940,000	$ 1,189,546	$ (5,400)
Japanese Yen 7/19/12	90,700,000	1,135,191	13,168
Swiss Franc 7/19/12	4,400,000	4,639,466	(20,043)
		6,964,203	(12,275)
HSBC Securities (USA), Inc.:
Euro 7/12/12	1,573,000	1,990,467	(12,451)
Japanese Yen 7/12/12	95,900,000	1,200,132	7,038
Swiss Franc 7/12/12	4,075,000	4,295,956	(26,079)
		7,486,555	(31,492)
JPMorgan Chase & Co.: Japanese Yen 8/2/12	95,800,000	1,199,296	4,101
RBC Capital Markets Corp.: Euro 7/26/12	1,730,000	2,189,408	(17,756)
Total		$ 17,839,462	$ (57,422)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR PLC	Global Depositary Receipt Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of June 30, 2012)

	Value	Value as a % of Investment Securities
Janus Global Life Sciences Fund Fibrogen, Inc. - Private Placement	$ 5,786,786	0.8%
GMP Cos., Inc. – Private Placement	0	0.0%
Lifesync Holdings, Inc. – Private Placement	1	0.0%
Mediquest Therapeutics, Inc. – expires 10/12/12	1	0.0%
Mediquest Therapeutics, Inc. – Private Placement	8	0.0%
Mediquest Therapeutics, Inc. – Private Placement (Series A-1), 0%	5	0.0%
Portola Pharmaceuticals, Inc. – Private Placement, 0%	4,130,815	0.5%
	$9,917,616	1.3%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2012)

				Value as a % of
	Acquisition	Acquisition		Investment
	Date	Cost	Value	Securities
Janus Global Life Sciences Fund Fibrogen, Inc. - Private Placement	12/28/04-11/8/05	$ 5,786,786	$ 5,786,786	0.8%
GMP Cos., Inc. - Private Placement	3/9/09	883,256	0	0.0%
Lifesync Holdings, Inc. - Private Placement	3/9/09	4,986,172	1	0.0%
Mediquest Therapeutics, Inc. - expires 10/12/12	10/12/07-5/8/08	94,066	1	0.0%
Mediquest Therapeutics, Inc. - Private Placement	5/11/06-6/15/06	5,018,510	8	0.0%
Mediquest Therapeutics, Inc. - Private Placement (Series A-1), 0%	3/31/09	3,135,054	5	0.0%
Portola Pharmaceuticals, Inc. - Private Placement, 0%	7/3/08	4,130,815	4,130,815	0.5%
		$ 24,034,659	$9,917,616	1.3%

The Fund has registration rights for certain restricted securities held as of June 30, 2012. The issuer incurs all registration costs.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2012.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 6/30/12
Janus Global Life Sciences Fund
GMP Cos., Inc. - Private Placement§	-	$ -	-	$ -	$ -	$ -	$ 0
Lifesync Holdings, Inc. - Private Placement§	-	-	-	-	-	-	1
Mediquest Therapeutics, Inc. - Private Placement§	-	-	-	-	-	-	8
		$ -		$ -	$ -	$ -	$ 9

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Medical – Biomedical and Genetic	$ 157,573,139	$ -	$ 5,786,786
Medical – Drugs	140,505,454	61,660,940	-
Medical – Generic Drugs	42,705,561	15,834,913	8
Medical – Hospitals	-	5,207,138	-
Medical – Wholesale Drug Distributors	14,839,869	4,400,512	-
Medical Instruments	18,804,697	-	1
Soap and Cleaning Preparations	-	7,035,202	-
All Other	269,568,698	-	-

Preferred Stock	-	-	4,130,820

Warrant	-	-	1
Money Market	-	8,307,254	-

Total Investments in Securities	$ 643,997,418	$ 102,445,959	$ 9,917,616
Other Financial Instruments(b)	$ -	$ (57,422)	$ -
(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended June 30, 2012)

	Balance as of September 30, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of June 30, 2012
Investments in Securities:
Common Stock
Medical – Biomedical and Genetic	5,786,786	-	-	-	-	-	5,786,786
Medical – Generic Drugs	2,509,255	-	(2,509,247)	-	-	-	8
Medical Instruments	-	-	1	-	-	-	1
Preferred Stock	6,403,810	-	(2,272,990)	-	-	-	4,130,820
Warrant	1	-	-	-	-	-	1

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Global Life Sciences Fund	$ 74,548,973

Janus Global Market Neutral Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 118.5%
Aerospace and Defense — 1.8%
5,736	General Dynamics Corp.**	$378,347
Applications Software — 3.6%
25,051	Microsoft Corp.**	766,310
Audio and Video Products — 1.4%
21,330	Sony Corp. (ADR)	303,739
Automotive - Truck Parts and Equipment - Original — 2.4%
12,361	Valeo S.A.**	512,091
Brewery — 0.9%
2,551	Anheuser-Busch InBev N.V.**	198,290
342,142	Anheuser-Busch InBev N.V. - VVPR Strip*,**	433
		198,723
Building - Heavy Construction — 1.0%
9,552	ACS Actividades de Construccion y Servicios S.A. **	204,738
Building and Construction - Miscellaneous — 1.9%
12,275	Koninklijke Boskalis Westminster N.V. **	405,021
Casino Services — 1.0%
4,300	Sankyo Co., Ltd.	209,837
Chemicals - Diversified — 0.5%
2,595	Rockwood Holdings, Inc.*	115,088
Commercial Banks — 0.7%
14,173	Sberbank of Russia (ADR)	154,166
Commercial Services - Finance — 4.8%
60,168	Western Union Co.**	1,013,229
Containers - Paper and Plastic — 1.8%
25,184	Sealed Air Corp.	388,841
Diversified Banking Institutions — 0.5%
38,660	Barclays PLC **	98,946
Diversified Minerals — 2.0%
6,342	BHP Billiton, Ltd. (ADR)**	414,133
Diversified Operations — 1.4%
8,225	Exor SpA **	177,096
18,016	Orkla A.S.A.	130,833
		307,929
Electric – Transmission — 1.0%
6,174	Brookfield Infrastructure Partners L.P.	207,261
Electronic Components - Miscellaneous — 5.9%
25,933	Gentex Corp. **	541,222
7,043	Koninklijke Philips Electronics N.V.**	139,243
17,805	TE Connectivity, Ltd. (U.S. Shares) **	568,157
		1,248,622
Electronic Components – Semiconductors — 0.7%
4,274	Avago Technologies, Ltd.	153,437
Engineering - Research and Development Services — 1.1%
42,000	Sanki Engineering Co., Ltd.	229,472
Enterprise Software/Services — 3.7%
26,274	Oracle Corp.**	780,338
Finance - Other Services — 2.3%
1,390	CME Group, Inc.**	372,673
1,996	Deutsche Boerse A.G. **	107,711
		480,384
Food - Retail — 2.8%
123,371	Tesco PLC**	599,593
Instruments - Scientific — 1.2%
4,720	Thermo Fisher Scientific, Inc.	245,015
Leisure & Recreation Products — 0.4%
19,300	Sansei Yusoki Co., Ltd.	92,510
Life and Health Insurance — 1.6%
8,033	AFLAC, Inc.	342,125
Material Handling Machine Manufacturing — 2.0%
9,020	Cascade Corp.	424,391
Medical - Drugs — 4.1%
7,832	GlaxoSmithKline PLC (ADR)**	356,904
9,067	Novartis A.G. (ADR)**	506,846
		863,750
Medical - Generic Drugs — 4.5%
23,928	Teva Pharmaceutical Industries, Ltd. (ADR)**	943,720
Medical - HMO — 4.4%
16,062	Aetna, Inc.**	622,724
3,970	Humana, Inc.	307,437
		930,161
Medical - Wholesale Drug Distributors — 3.5%
18,752	AmerisourceBergen Corp.**	737,891
Medical Instruments — 1.6%
8,700	As One Corp.	173,960
5,100	Fukuda Denshi Co., Ltd.	160,270
		334,230
Medical Products — 2.0%
7,751	Covidien PLC (U.S. Shares)**	414,678
Networking Products — 3.3%
40,565	Cisco Systems, Inc.**	696,501
Non-Hazardous Waste Disposal — 0.9%
10,650	Covanta Holding Corp.	182,647
Oil Companies - Exploration and Production — 3.6%
6,290	Canadian Natural Resources, Ltd.	168,887
2,490	Occidental Petroleum Corp.	213,567
12,025	Southwestern Energy Co.*,**	383,958
		766,412
Oil Companies - Integrated — 6.1%
10,234	Royal Dutch Shell PLC (ADR)**	690,078
13,254	Total S.A.**	598,045
		1,288,123
Property and Casualty Insurance — 1.0%
30,353	Hiscox, Ltd.	203,296
Protection - Safety — 0.9%
6,600	Secom Joshinetsu Co., Ltd.	187,357
REIT - Mortgage — 0.5%
3,285	American Capital Agency Corp.	110,409
Retail - Apparel and Shoe — 1.6%
100,000	Esprit Holdings, Ltd.	129,305
6,810	Guess?, Inc.	206,820
		336,125
Semiconductor Components/Integrated Circuits — 2.0%
11,160	Analog Devices, Inc.**	420,397
Semiconductor Equipment — 5.2%
30,109	Applied Materials, Inc.**	345,049
15,511	KLA-Tencor Corp.**	763,917
		1,108,966
Steel - Producers — 2.0%
10,990	Nucor Corp. **	416,521
Super-Regional Banks — 1.1%
6,945	Wells Fargo & Co.	232,241
Telecommunication Equipment - Fiber Optics — 0.9%
14,400	Corning, Inc.	186,192
Telecommunication Services — 4.7%
53,548	Vivendi S.A.**	995,330
Telephone - Integrated — 1.4%
30,965	Windstream Corp.	299,122
Television — 2.6%
17,091	CBS Corp. - Class B **	560,243
Theaters — 2.5%
39,170	Regal Entertainment Group - Class A	538,979
Tools - Hand Held — 3.3%
10,852	Stanley Black & Decker, Inc.**	698,435
Transportation - Railroad — 2.6%
7,553	Canadian Pacific Railway, Ltd. **	553,333
Wireless Equipment — 3.8%
16,695	Motorola Solutions, Inc.**	803,196
Total Common Stock (cost $25,184,685)		25,082,541
Corporate Bond — 1.0%
Publishing - Books — 1.0%
275,000	Cengage Learning Acquisitions, Inc 10.5000%, 1/15/15 (144A) (cost $203,736)	209,000
Exchange-Traded Fund — 1.8%
Commodity — 1.8%
27,330	Sprott Physical Gold Trust (ETF)** (cost $349,573)	376,881
Purchased Options - Calls — 1.1%
275	Chesapeake Energy Corp. expires July 2012 exercise price $15.00	103,049
190	NRG Energy, Inc. expires September 2012 exercise price $15.00	51,700
195	U.S. Natural Gas Fund L.P. expires October 2012 exercise price $15.00	87,973
Total Purchased Options - Calls (premiums paid $131,364)		242,722
Total Investments (total cost $25,869,358) – 122.4%		25,911,144
Securities Sold Short — (22.4)%
Exchange-Traded Funds Sold Short — (22.4)%
Commodity — (2.4)%
15,730	United States Oil Fund (ETF)	(500,529)
Emerging Market-Equity — (7.1)%
17,620	iShares MSCI Emerging Markets Index (ETF)	(690,527)
20,567	Vanguard MSCI Emerging Markets (ETF)	(821,652)
		(1,512,179)
Growth - Small Cap — (6.7)%
17,700	iShares Russell 2000 Index Fund (ETF)	(1,409,805)
International Equity — (3.6)%
29,760	SPDR S&P International Small Cap (ETF)	(768,106)
Region Fund - Asian Pacific — (2.6)%
11,000	Vanguard MSCI Pacific (ETF)	(551,320)
Total Securities Sold Short (proceeds $5,158,565)		(4,741,939)
Net Investments (total cost $20,710,793) – 100%		$21,169,205

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$414,133	1.6%
Belgium	198,723	0.8%
Bermuda	539,862	2.1%
Canada	1,099,101	4.2%
France	2,105,466	8.1%
Germany	107,711	0.4%
Ireland	414,678	1.6%
Israel	943,720	3.7%
Italy	177,096	0.7%
Japan	1,357,145	5.2%
Netherlands	544,264	2.1%
Norway	130,833	0.5%
Russia	154,166	0.6%
Singapore	153,437	0.6%
Spain	204,738	0.8%
Switzerland	1,075,003	4.2%
United Kingdom	1,745,521	6.7%
United States	14,545,547	56.1%
Total	$25,911,144	100.0%

Summary of Investments by Country – (Short Positions) June 30, 2012 (unaudited)

Country	Value	% of Securities Sold Short
United States	$(4,741,939)	100.0%
Total	$(4,741,939)	100.0%

Forward Currency Contracts, Open June 30, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Depreciation
HSBC Securities (USA), Inc.:
British Pound 7/12/12	150,000	$234,879	$(833)
Euro 7/12/12	1,690,000	2,138,519	(13,148)
Total		$2,373,398	$(13,981)

Financial Futures - Long
8 Contracts	Gold 100 OZ Future expires August 2012, principal amount $1,264,906, value $1,283,360, cumulative appreciation	$18,454
Financial Futures - Short
16 Contracts	Euro FX Currency Future expires September 2012, principal amount $2,503,244, value $2,533,600, cumulative depreciation	(30,356)
11 Contracts	Euro Stoxx 50 Future expires September 2012, principal amount $233,948, value $299,906, cumulative depreciation	(65,958)
106 Contracts	FTSE China Future expires July 2012, principal amount $813,497, value $820,970, cumulative depreciation	(7,473)
8 Contracts	Hang Seng Index Future expires July 2012, principal amount $7,562,200, value $7,597,027, cumulative depreciation	(34,827)
136 Contracts	Stoxx 600 Bank Future expires September 2012, principal amount $862,257, value $903,694, cumulative depreciation	(41,437)
$(180,051)

Schedule of Written Options – Calls	Value
Dow Jones EURO STOXX 50 expires July 2012 10 contracts exercise price 2,150.00 EUR	(15,930)
Dow Jones EURO STOXX 50 expires July 2012 20 contracts exercise price 2,175.00 EUR	(26,726)
Dow Jones EURO STOXX 50 expires July 2012 19 contracts exercise price 2,200.00 EUR	(20,848)
iShares MSCI Emerging Markets (ETF) expires July 2012 350 contracts exercise price $38.00	(57,357)
iShares MSCI Emerging Markets (ETF) expires July 2012 100 contracts exercise price $39.50	(7,266)
iShares Russell 2000 Index Fund (ETF) expires July 2012 260 contracts exercise price $77.00	(91,394)
U.S. Oil Funds L.P. expires July 2012 440 contracts exercise price $30.00	(95,065)
U.S. Oil Funds L.P. expires July 2012 250 contracts exercise price $32.00	(22,218)
U.S. Oil Funds L.P. expires July 2012 95 contracts exercise price $35.00	(1,322)
Total Written Options - Calls (premiums received $208,458)	$(338,126)
Schedule of Written Options – Puts	Value
Chesapeake Energy Corp. expires July 2012 275 contracts exercise price $15.00	(4,951)
Deckers Outdoor Corp. expires September 2012 80 contracts exercise price $50.00	(61,856)
Hess Corp. expires August 2012 100 contracts exercise price $40.00	(10,773)
Men's Wearhouse, Inc. expires July 2012 135 contracts exercise price $30.00	(29,295)
NetApp, Inc. expires September 2012 160 contracts exercise price $25.00	(7,712)
NRG Energy, Inc. expires September 2012 190 contracts exercise price $14.00	(4,325)
Skullcandy, Inc. expires September 2012 335 contracts exercise price $12.50	(29,807)
Skullcandy, Inc. expires December 2012 220 contracts exercise price $12.50	(33,300)
Staples, Inc. expires September 2012 315 contracts exercise price $13.00	(23,238)
Symantec Corp. expires October 2012 275 contracts exercise price $15.00	(33,101)
Tiffany & Co. expires November 2012 75 contracts exercise price $55.00	(39,508)
U.S. Natural Gas Fund L.P. expires July 2012 375 contracts exercise price $15.00	(294)
U.S. Natural Gas Fund L.P. expires July 2012 365 contracts exercise price $18.00	(7,163)
U.S. Natural Gas Fund L.P. expires October 2012 195 contracts exercise price $14.00	(3,269)
U.S. Natural Gas Fund L.P. expires October 2012 375 contracts exercise price $15.00	(10,085)
Total Written Options - Puts (premiums received $518,012)	$(298,677)

Total Return Swaps outstanding at June 30, 2012
Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. International PLC	(1,193,333)	Morgan Stanley European Union Low-Yield Basket	FED Funds Effective minus 60 basis points	6/13/12	(28,541)
Morgan Stanley & Co. International PLC	2,224,018	FED Funds Effective plus 40 basis points	Morgan Stanley High Dividend Staples Basket	1/3/13	43,938
Morgan Stanley & Co. International PLC	699,798	FED Funds Effective plus 40 basis points	Morgan Stanley Regulated Utilities Basket	1/3/13	(4,755)
Morgan Stanley & Co. International PLC	3,293,523	FED Funds Effective plus 55 basis points	Morgan Stanley High Yield Financials Basket	1/3/13	97,999
Morgan Stanley & Co. International PLC	1,618,440	FED Funds Effective plus 60 basis points	Morgan Stanley High Yield Discretionary Basket	1/3/13	49,047
Morgan Stanley & Co. International PLC	(1,388,372)	Margin Squeeze Basket	FED Funds Effective minus 30 basis points	1/3/13	(24,816)
Morgan Stanley & Co. International PLC	(1,670,611)	Morgan Stanley Discretionary Basket	FED Funds Effective minus 40 basis points	1/3/13	(23,092)
Morgan Stanley & Co. International PLC	(2,104,301)	Morgan Stanley High Beta Cyclicals Basket	FED Funds Effective minus 40 basis points	1/3/13	(41,482)
Morgan Stanley & Co. International PLC	(2,064,547)	Morgan Stanley Low Dividend Healthcare Basket	FED Funds Effective minus 30 basis points	1/3/13	(64,378)
Morgan Stanley & Co. International PLC	(2,499,837)	Morgan Stanley Low Dividend Technology Basket	FED Funds Effective minus 55 basis points	1/3/13	(23,515)
Morgan Stanley & Co. International PLC	(1,491,140)	Morgan Stanley SDR Basket	FED Funds Effective minus 35 basis points	1/3/13	(11,240)
Morgan Stanley & Co. International PLC	(2,555,281)	Morgan Stanley Small & Mid Companies Basket	FED Funds Effective minus 35 basis points	1/3/13	(45,462)
Morgan Stanley & Co. International PLC	(2,547,699)	Morgan Stanley Valuations and Low-Yields Basket	FED Funds Effective minus 50 basis points	1/3/13	(40,525)
Morgan Stanley & Co. International PLC	972,955 EUR	Morgan Stanley Italy Dividend Basket Swap	Morgan Stanley Italy Dividend Basket	6/20/13	42,067
Morgan Stanley & Co. International PLC	896,109	FED Funds Effective plus 90 basis points	Morgan Stanley Telco CCY Yield 1 Basket	7/10/13	28,510
Morgan Stanley & Co. International PLC	1,149,455	FED Funds Effective plus 75 basis points	Morgan Stanley Asean Fundamental Basket	10/16/13	39,270
Morgan Stanley & Co. International PLC	1,732,998	FED Funds Effective minus 30 basis points	Morgan Stanley - JP Morgan Alerian MLP (ETN)	2/21/14	114,013
Total				107,038

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
U.S. Shares	Shares of foreign companies trading on an American Stock Exchange.
VVPR Strip	The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Global Market Neutral Fund	$209,000	1.0%

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock

Audio and Video Products	$—	$303,739	$—
Automotive – Truck Parts and Equipment – Original	—	512,091	—
Brewery	433	198,290	—
Building – Heavy Construction	—	204,738	—
Building and Construction – Miscellaneous	—	405,021	—
Casino Services	—	209,837	—
Commercial Banks	—	154,166	—
Diversified Banking Institutions	—	98,946	—
Diversified Minerals	—	414,133	—
Diversified Operations	—	307,929	—
Electronic Components – Miscellaneous	1,109,379	139,243	—
Engineering – Research and Development Services	—	229,472	—
Finance – Other Services	372,673	107,711	—
Food – Retail	—	599,593	—
Leisure and Recreation Products	—	92,510	—
Medical – Drugs	—	863,750	—
Medical – Generic Drugs	—	943,720	—
Medical Instruments	—	334,230	—
Oil Companies – Integrated	—	1,288,123	—
Property and Casualty Insurance	—	203,296	—
Protection – Safety	—	187,357	—
Retail – Apparel and Shoe	206,820	129,305	—
Telecommunication Services	—	995,330	—
All Other	14,470,706	—	—

Corporate Bond	—	209,000	—

Exchange – Traded Fund	376,881	—	—

Total Investments in Securities	$16,536,892	$9,131,530	$—
Investments in Securities Sold Short:
Exchange – Traded Funds	$(4,741,939)	$—	$—

Total Investments in Securities Sold Short	$(4,741,939)	$—	$—
Investments in Purchased Options:	$—	$242,722	$—
Other Financial Instruments(b):	$—	$(622,904)	$—

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Global Market Neutral Fund	$ 15,265,419

Janus Global Real Estate Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 91.3%
Building - Residential and Commercial — 0.9%
11,100	Hajime Construction Co., Ltd.	$321,652
67,900	MRV Engenharia e Participacoes S.A.	314,446
		636,098
Building and Construction - Miscellaneous — 0.2%
6,500	Multiplan Empreendimentos Imobiliarios S.A.	159,118
Casino Hotels — 0.9%
71,975	Crown, Ltd.	628,586
Diversified Operations — 0.8%
107,700	Wharf Holdings, Ltd.	598,785
Electric - Distribution — 1.2%
557,021	Spark Infrastructure Group	870,671
Electric - Generation — 0%
777,953	Indiabulls Infrastructure and Power, Ltd.ß,ºº	29,680
Forestry — 0%
19,700	Sino-Forest Corp.*,ß,ºº	0
Hotels and Motels — 2.2%
410,000	Overseas Union Enterprise, Ltd.	696,145
26,590	Whitbread PLC	848,379
		1,544,524
Metal - Copper — 0.7%
72,960	Copper Mountain Mining Corp.*	239,425
68,420	Copper Mountain Mining Corp.	224,526
		463,951
Property Trust — 0.9%
12,480	Sovran Self Storage, Inc.	625,123
Real Estate Management/Services — 12.3%
681,600	AIMS AMP Capital Industrial REIT	648,038
283,258	Atrium European Real Estate, Ltd.	1,330,394
53,200	BR Malls Participacoes S.A.	609,302
8,330	Castellum A.B.	100,969
19,610	CBRE Group, Inc. - Class A*	320,820
44,765	First Capital Realty, Inc.	807,072
66,215	Gazit-Globe, Ltd.	649,569
7,895	Jones Lang LaSalle, Inc.	555,571
104,658	Kennedy-Wilson Holdings, Inc.	1,466,258
40,400	LPS Brasil Consultoria de Imoveis S.A.	673,937
69,000	Mitsubishi Estate Co., Ltd.	1,238,032
197,856	Songbird Estates PLC*	341,312
		8,741,274
Real Estate Operating/Development — 21.6%
101,400	BR Properties S.A.	1,196,684
58,165	Brookfield Asset Management, Inc. - Class A (U.S. Shares)**	1,925,261
975,500	CapitaLand, Ltd.	2,106,412
130,500	Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	1,559,606
11,843	DB Realty, Ltd.*	17,356
37,900	First Juken Co., Ltd.	346,410
7,506	GAGFAH S.A.*	71,604
413,630	Global Logistic Properties, Ltd.	689,266
570,000	Hang Lung Properties, Ltd.	1,940,361
238,500	Hopewell Holdings, Ltd.	682,298
66,000	Hysan Development Co., Ltd.	251,046
263,713	Indiabulls Real Estate, Ltd.	292,062
38,000	Mitsui Fudosan Co., Ltd.	737,292
435,800	PDG Realty S.A. Empreendimentos e Participacoes	761,706
112,584	Phoenix Mills, Ltd.	361,257
113,000	Shanghai Industrial Holdings, Ltd.	300,073
1,865,500	Shui On Land, Ltd.	762,088
43,125	St. Joe Co.*	681,806
59,000	Sun Hung Kai Properties, Ltd.	700,135
		15,382,723
REIT - Apartments — 2.6%
58,670	Associated Estates Realty Corp.	877,117
23,925	Education Realty Trust, Inc.	265,089
26,210	UDR, Inc.	677,266
		1,819,472
REIT - Diversified — 16.7%
51,743	American Assets Trust, Inc.	1,254,768
354,807	Charter Hall Group	828,631
42,071	Coresite Realty Corp.	1,086,273
11,620	Digital Realty Trust, Inc.	872,313
30,535	DuPont Fabros Technology, Inc.	872,080
16,635	Entertainment Properties Trust	683,865
457,300	Fibra Uno Administracion S.A. de C.V.	941,487
64,674	Land Securities Group PLC	749,925
180,857	Lexington Realty Trust**	1,531,859
1,394,000	Mapletree Logistics Trust	1,082,245
31,000	Morguard Real Estate Investment Trust	517,783
96,660	Segro PLC	329,442
24,860	Shaftesbury PLC	200,965
4,404	Unibail-Rodamco S.E.	812,389
11,000	Winthrop Realty Trust	133,760
		11,897,785
REIT - Health Care — 3.7%
17,025	Heath Care REIT, Inc.	992,557
11,584	LTC Properties, Inc.	420,268
19,504	Ventas, Inc.	1,231,092
		2,643,917
REIT - Hotels — 3.7%
382,000	Ascott Residence Trust	328,390
96,540	Chatham Lodging Trust	1,378,591
40,785	Pebblebrook Hotel Trust	950,699
		2,657,680
REIT - Mortgage — 3.5%
87,290	Colony Financial, Inc.	1,510,117
69,945	CYS Investments, Inc.	963,143
		2,473,260
REIT - Office Property — 3.7%
18,070	Alexandria Real Estate Equities, Inc.	1,314,050
111,454	Great Portland Estates PLC	689,745
47,584	Parkway Properties, Inc.	544,361
20	Tokyu REIT, Inc.	98,252
		2,646,408
REIT - Regional Malls — 4.5%
28,956	Macerich Co.**	1,709,852
9,382	Simon Property Group, Inc.	1,460,402
		3,170,254
REIT - Shopping Centers — 5.7%
34,744	Acadia Realty Trust	805,366
52,340	DDR Corp.	766,258
167,220	Kite Realty Group Trust	834,428
167,421	Westfield Group	1,630,812
		4,036,864
REIT - Warehouse and Industrial — 2.9%
35,363	ProLogis, Inc.	1,175,112
63,360	STAG Industrial, Inc.	923,789
		2,098,901
Resorts and Theme Parks — 1.2%
16,505	Vail Resorts, Inc.	826,570
Retirement and Aged Care — 0.6%
38,461	Capital Senior Living Corp.*	407,687
Transportation - Services — 0.2%
2,980	Alexander & Baldwin Holdings, Inc.	158,685
Wireless Equipment — 0.6%
6,775	Crown Castle International Corp.*	397,422
Total Common Stock (cost $61,171,429)		64,915,438
Preferred Stock — 1.1%
REIT - Office Property — 0.3%
8,000	SL Green Realty Corp., 7.6250%	205,840
REIT - Regional Malls — 0.8%
10,200	CBL & Associates Properties, Inc., 7.3750%	260,610
13,000	Glimcher Realty Trust, 8.1250%	328,120
		588,730
Total Preferred Stock (cost $655,568)		794,570
Money Market — 7.6%
5,413,916	Janus Cash Liquidity Fund LLC, 0% (cost $5,413,916)	5,413,916
Total Investments (total cost $67,240,913) – 100%		$71,123,924

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$3,958,700	5.6%
Brazil	5,274,799	7.4%
Canada	3,714,067	5.2%
Cayman Islands	762,088	1.1%
France	812,389	1.1%
Hong Kong	4,472,698	6.3%
India	700,355	1.0%
Israel	649,569	0.9%
Japan	2,741,638	3.9%
Jersey	1,330,394	1.9%
Luxembourg	71,604	0.1%
Mexico	941,487	1.3%
Singapore	5,550,496	7.8%
Sweden	100,969	0.1%
United Kingdom	3,159,768	4.4%
United States††	36,882,903	51.9%
Total	$71,123,924	100.0%

††	Includes Cash Equivalents (44.2% excluding Cash Equivalents).

Schedule of Written Options – Puts	Value
CBRE Group, Inc. expires September 2012 705 contracts exercise price $12.00	$(16,933)
Iron Mountain, Inc. expires July 2012 403 contracts exercise price $25.00	(28)
St. Joe Co. expires September 2012 625 contracts exercise price $13.00	(22,503)
Total Written Options - Puts (premiums received $81,961)	$(39,464)

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.
ß	Security is illiquid.

ºº Schedule of Fair Valued Securities (as of June 30, 2012)

		Value as a % of Investment
	Value	Securities
Janus Global Real Estate Fund
Indiabulls Infrastructure and Power, Ltd.	$29,680	0.0%
Sino-Forest Corp.	0	0.0%
	$29,680	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2012. See significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Building - Residential and Commercial	$314,446	$321,652	$—
Casino Hotels	—	628,586	—
Diversified Operations	—	598,785	—
Electric - Distribution	—	870,671	—
Electric - Generation	—	—	29,680
Forestry	—	—	—
Hotels and Motels	—	1,544,524	—
Real Estate Management/Services	5,082,529	3,658,745	—
Real Estate Operating/Development	6,125,063	9,257,660	—
REIT - Diversified	7,894,188	4,003,597	—
REIT - Hotels	2,329,290	328,390	—
REIT - Office Property	1,858,411	787,997	—
REIT - Shopping Centers	2,406,052	1,630,812	—
All Other	15,244,360	—	—

Preferred Stock	—	794,570	—

Money Market	—	5,413,916	—

Total Investments in Securities	$ 41,254,339	$29,839,905	$ 29,6$80
Other Financial Instruments(b)	$ —	$ (39,464)	$ —

(a)	Includes fair value factors.
(b)	Other financial instruments include the capital protection agreement, futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended June 30, 2012)

	Balance as of September 30, 2011	Realized Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of June 30, 2012
Investments in Securities:
Common Stock
Electric – Generation	$ -	$ -	$(61,743)	$91,423	$ -	$ -	$29,680
Forestry	$ 752	$ -	$(752)	$ -	$ -	$ -	$ -

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Global Real Estate Fund	$ 3,905,250

Janus Global Research Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 97.8%
Agricultural Chemicals — 1.1%
9,089	Syngenta A.G.	$3,103,977
Airlines — 0.8%
100,101	United Continental Holdings, Inc.*	2,435,457
Apparel Manufacturers — 2.0%
36,680	Coach, Inc.	2,145,046
520,216	Prada SpA	3,535,519
		5,680,565
Applications Software — 1.5%
19,435	Intuit, Inc.	1,153,467
100,470	Microsoft Corp.	3,073,378
		4,226,845
Athletic Footwear — 0.9%
29,249	NIKE, Inc. - Class B	2,567,477
Automotive - Cars and Light Trucks — 1.8%
180,764	Ford Motor Co.	1,733,527
627,000	Isuzu Motors, Ltd.	3,352,766
		5,086,293
Automotive - Truck Parts and Equipment - Original — 1.3%
14,175	Mando Corp.	2,111,658
31,285	WABCO Holdings, Inc.*	1,655,915
		3,767,573
Beverages - Non-Alcoholic — 0.6%
24,509	Monster Beverage Corp.*	1,745,041
Beverages - Wine and Spirits — 1.4%
37,026	Pernod-Ricard S.A.	3,960,268
Brewery — 1.3%
95,683	SABMiller PLC	3,842,718
Cable/Satellite Television — 2.0%
61,848	Comcast Corp. - Class A	1,977,281
27,551	Kabel Deutschland Holding A.G.	1,714,296
24,050	Time Warner Cable, Inc.	1,974,505
		5,666,082
Casino Hotels — 0.8%
214,938	MGM Resorts International*	2,398,708
Cellular Telecommunications — 0.6%
65,907	America Movil S.A.B. de C.V. (ADR)	1,717,536
Chemicals - Diversified — 0.6%
45,508	LyondellBasell Industries N.V. - Class A	1,832,607
Commercial Banks — 1.8%
131,000	Banco do Brasil S.A.	1,273,992
2,217,000	China Construction Bank Corp.	1,528,613
59,764	Sberbank of Russia (ADR)	650,079
86,852	Standard Chartered PLC	1,893,144
		5,345,828
Commercial Services - Finance — 0.5%
3,427	MasterCard, Inc. - Class A	1,473,987
Computer Aided Design — 0.7%
58,692	Autodesk, Inc.*	2,053,633
Computers — 2.5%
12,252	Apple, Inc.*	7,155,168
Computers - Memory Devices — 0.4%
37,207	NetApp, Inc.*	1,183,927
Consulting Services — 1.1%
57,876	Gartner, Inc.*	2,491,562
15,011	Verisk Analytics, Inc. - Class A*	739,442
		3,231,004
Consumer Products - Miscellaneous — 0.6%
1,013,100	Samsonite International S.A.	1,715,127
Containers - Metal and Glass — 0.7%
59,594	Crown Holdings, Inc.*	2,055,397
Cosmetics and Toiletries — 1.3%
35,876	Colgate-Palmolive Co.	3,734,692
Decision Support Software — 0.3%
27,008	MSCI, Inc.*	918,812
Dialysis Centers — 0.6%
16,570	DaVita, Inc.*	1,627,340
Distribution/Wholesale — 1.5%
159,569	Adani Enterprises, Ltd.	641,715
34,315	Fastenal Co.	1,383,238
1,176,000	Li & Fung, Ltd.	2,282,041
		4,306,994
Diversified Banking Institutions — 0.7%
27,827	Deutsche Bank A.G.	1,011,161
25,198	JPMorgan Chase & Co.	900,324
		1,911,485
Diversified Operations — 1.4%
41,580	Danaher Corp.	2,165,486
37,188	Dover Corp.	1,993,649
		4,159,135
E-Commerce/Products — 1.7%
8,505	Amazon.com, Inc.*	1,942,117
69,936	eBay, Inc.*	2,938,011
		4,880,128
Electronic Components - Miscellaneous — 0.7%
64,097	TE Connectivity, Ltd. (U.S. Shares)	2,045,335
Electronic Components – Semiconductors — 1.7%
229,645	ARM Holdings PLC	1,828,464
62,089	International Rectifier Corp.*	1,241,159
274,053	ON Semiconductor Corp.*	1,945,777
		5,015,400
Electronic Connectors — 0.6%
31,509	Amphenol Corp. - Class A	1,730,474
Electronic Measuring Instruments — 1.5%
17,700	Keyence Corp.	4,378,351
Enterprise Software/Services — 0.9%
89,682	Oracle Corp.	2,663,555
Entertainment Software — 0.7%
99,900	Nexon Co., Ltd.	1,954,748
Finance - Credit Card — 0.4%
18,006	American Express Co.	1,048,129
Food - Miscellaneous/Diversified — 1.2%
55,347	Danone S.A.	3,435,515
Food - Retail — 1.1%
19,314	Whole Foods Market, Inc.	1,841,010
55,315	X5 Retail Group N.V. (GDR)	1,267,448
		3,108,458
Hotels and Motels — 1.3%
65,389	Marriott International, Inc. - Class A	2,563,249
608,000	Shangri-La Asia, Ltd.	1,166,107
		3,729,356
Industrial Automation and Robotics — 2.0%
35,200	FANUC Corp.	5,784,348
Instruments - Controls — 0.6%
62,192	Sensata Technologies Holding N.V.*	1,665,502
Insurance Brokers — 0.4%
22,779	Aon PLC	1,065,602
Internet Content - Entertainment — 0.3%
177,445	Zynga, Inc. - Class A*	965,301
Internet Gambling — 0.9%
1,452,032	Bwin.Party Digital Entertainment PLC	2,505,505
Investment Management and Advisory Services — 0.3%
13,790	T. Rowe Price Group, Inc.	868,218
Life and Health Insurance — 1.9%
919,200	AIA Group, Ltd.	3,169,454
201,909	Prudential PLC	2,339,022
		5,508,476
Machinery - General Industrial — 0.8%
98,400	Nabtesco Corp.	2,188,218
Machinery - Pumps — 0.6%
68,840	Weir Group PLC	1,660,073
Medical - Biomedical and Genetic — 2.8%
30,210	Celgene Corp.*	1,938,273
34,995	Gilead Sciences, Inc.*	1,794,544
56,397	Incyte Corp., Ltd.*	1,280,212
13,633	Regeneron Pharmaceuticals, Inc.*	1,557,161
28,137	Vertex Pharmaceuticals, Inc.*	1,573,421
		8,143,611
Medical - Drugs — 2.9%
16,118	Allergan, Inc.	1,492,043
31,982	Jazz Pharmaceuticals PLC*	1,439,510
26,009	Sanofi	1,971,971
68,207	Shire PLC	1,960,005
35,604	Valeant Pharmaceuticals International, Inc.	1,594,703
		8,458,232
Medical - HMO — 1.1%
43,668	Aetna, Inc.	1,693,008
18,310	Humana, Inc.	1,417,927
		3,110,935
Medical - Wholesale Drug Distributors — 0.5%
36,497	AmerisourceBergen Corp.	1,436,157
Medical Products — 0.4%
22,164	Covidien PLC (U.S. Shares)	1,185,774
Metal - Diversified — 0.8%
238,496	Ivanhoe Mines, Ltd.*	2,352,623
Metal - Iron — 0.9%
492,651	Fortescue Metals Group, Ltd.	2,517,305
Metal Processors and Fabricators — 0.7%
12,947	Precision Castparts Corp.	2,129,652
Multimedia — 1.8%
147,999	News Corp. - Class A	3,298,898
40,151	Walt Disney Co.	1,947,323
		5,246,221
Networking Products — 0.7%
113,296	Cisco Systems, Inc.	1,945,292
Oil - Field Services — 1.2%
105,307	AMEC PLC	1,661,810
26,416	Schlumberger, Ltd. (U.S. Shares)	1,714,663
		3,376,473
Oil and Gas Drilling — 0.3%
18,935	Helmerich & Payne, Inc.	823,294
Oil Companies - Exploration and Production — 4.2%
64,631	Canadian Natural Resources, Ltd.	1,734,204
11,653	Continental Resources, Inc.*	776,323
22,574	Noble Energy, Inc.	1,914,727
16,494	Occidental Petroleum Corp.	1,414,690
184,800	OGX Petroleo e Gas Participacoes S.A.*	506,125
198,217	Ophir Energy PLC*	1,802,372
115,604	Tullow Oil PLC	2,668,206
29,115	Whitting Petroleum Corp.*	1,197,209
		12,013,856
Oil Companies - Integrated — 2.0%
115,671	BG Group PLC	2,367,156
73,510	Petroleo Brasileiro S.A. (ADR)	1,379,783
31,286	Royal Dutch Shell PLC (ADR)	2,109,615
		5,856,554
Oil Field Machinery and Equipment — 0.3%
13,285	National Oilwell Varco, Inc.	856,085
Pharmacy Services — 1.2%
38,153	Express Scripts Holding Co.*	2,130,082
39,249	Omnicare, Inc.	1,225,746
		3,355,828
Printing - Commercial — 0.4%
37,107	VistaPrint N.V. (U.S. Shares)*	1,198,556
Real Estate Management/Services — 0.7%
14,678	Jones Lang LaSalle, Inc.	1,032,891
49,000	Mitsubishi Estate Co., Ltd.	879,182
		1,912,073
Real Estate Operating/Development — 0.9%
513,995	Hang Lung Properties, Ltd.	1,749,712
455,066	PDG Realty S.A. Empreendimentos e Participacoes	795,380
		2,545,092
Retail - Apparel and Shoe — 1.4%
7,000	Fast Retailing Co., Ltd.	1,405,495
62,395	Limited Brands, Inc.	2,653,660
		4,059,155
Retail - Discount — 0.6%
27,068	Family Dollar Stores, Inc.	1,799,481
Retail - Jewelry — 0.9%
45,153	Cie Financiere Richemont S.A.	2,478,935
Retail - Major Department Stores — 1.1%
34,882	J.C. Penney Co., Inc.*	813,100
50,525	Nordstrom, Inc.	2,510,587
		3,323,687
Retail - Restaurants — 0.4%
88,217	Arcos Dorados Holdings, Inc. - Class A	1,303,847
Rubber/Plastic Products — 0.5%
991,998	Jain Irrigation Systems, Ltd.	1,489,736
Semiconductor Components/Integrated Circuits — 1.9%
335,695	Atmel Corp.*	2,249,156
1,133,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,102,731
		5,351,887
Semiconductor Equipment — 1.1%
61,567	ASML Holding N.V. (U.S. Shares)	3,165,775
Soap and Cleaning Preparations — 0.8%
43,090	Reckitt Benckiser Group PLC	2,272,278
Software Tools — 0.4%
11,596	VMware, Inc. - Class A*	1,055,700
Steel - Producers — 0.9%
70,535	ArcelorMittal	1,089,453
94,494	ThyssenKrupp A.G.	1,539,182
		2,628,635
Telecommunication Services — 1.5%
102,699	Amdocs, Ltd. (U.S. Shares)	3,052,214
56,689	Virgin Media, Inc.	1,382,645
		4,434,859
Television — 0.8%
67,566	CBS Corp. - Class B	2,214,814
Therapeutics — 0.7%
55,082	BioMarin Pharmaceutical, Inc.*	2,180,146
Tobacco — 2.5%
110,000	Japan Tobacco, Inc.	3,260,303
47,047	Philip Morris International, Inc.	4,105,321
		7,365,624
Toys — 1.3%
88,409	Mattel, Inc.	2,867,988
7,100	Nintendo Co., Ltd.	828,613
		3,696,601
Transactional Software — 0.4%
24,850	Solera Holdings, Inc.	1,038,482
Transportation - Railroad — 1.9%
74,559	Canadian Pacific Railway, Ltd.	5,473,618
Transportation - Services — 2.4%
33,763	Koninklijke Vopak N.V.	2,164,750
30,268	Kuehne + Nagel International A.G.	3,204,900
19,266	United Parcel Service, Inc. - Class B	1,517,390
		6,887,040
Wireless Equipment — 2.1%
38,853	Crown Castle International Corp.*	2,279,117
38,976	Motorola Solutions, Inc.	1,875,135
222,660	Telefonaktiebolaget L.M. Ericsson - Class B	2,032,563
		6,186,815
Total Common Stock (cost $256,969,152)		281,975,096
Right — 0.1%
Metal - Diversified — 0.1%
238,496	Ivanhoe Mines, Ltd.* (cost $0)	215,579
Money Market — 2.1%
6,116,328	Janus Cash Liquidity Fund LLC, 0% (cost $6,116,328)	6,116,328
Total Investments (total cost $263,085,480) – 100%		$288,307,003

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$2,517,305	0.9%
Bermuda	3,448,148	1.2%
Brazil	3,955,280	1.4%
Canada	11,370,727	3.9%
China	1,528,613	0.5%
Curacao	1,714,663	0.6%
France	9,367,754	3.2%
Germany	4,264,639	1.5%
Gibraltar	2,505,505	0.9%
Guernsey	3,052,214	1.1%
Hong Kong	4,919,166	1.7%
India	2,131,451	0.7%
Ireland	2,625,284	0.9%
Italy	3,535,519	1.2%
Japan	24,032,024	8.3%
Jersey	1,960,005	0.7%
Luxembourg	2,804,580	1.0%
Mexico	1,717,536	0.6%
Netherlands	11,294,638	3.9%
Russia	650,079	0.2%
South Korea	2,111,658	0.7%
Sweden	2,032,563	0.7%
Switzerland	10,833,147	3.8%
Taiwan	3,102,731	1.1%
United Kingdom	25,510,460	8.8%
United States††	144,017,467	50.0%
Virgin Islands (British)	1,303,847	0.5%
Total	$288,307,003	100.0%

††	Includes Cash Equivalents (47.8% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Agricultural Chemicals	$ -	$3,103,977	$ -
Apparel Manufacturers	2,145,046	3,535,519	-
Automotive - Cars and Light Trucks	1,733,527	3,352,766	-
Automotive - Truck Parts and Equipment - Original	1,655,915	2,111,658	-
Beverages - Non-Alcoholic	-	1,745,041	-
Beverages - Wine and Spirits	-	3,960,268	-
Brewery	-	3,842,718	-
Cable/Satellite Television	3,951,786	1,714,296	-
Cellular Telecommunications	-	1,717,536	-
Commercial Banks	1,273,992	4,071,836	-
Consumer Products – Miscellaneous	-	1,715,127	-
Distribution/Wholesale	1,383,238	2,923,756	-
Diversified Banking Institutions	900,324	1,011,161	-
Electronic Components – Semiconductors	3,186,936	1,828,464	-
Electronic Measuring Instruments	-	4,378,351	-
Entertainment Software	-	1,954,748	-
Food - Miscellaneous/Diversified	-	3,435,515	-
Food – Retail	1,841,010	1,267,448	-
Hotels and Motels	2,563,249	1,166,107	-
Industrial Automation and Robotics	-	5,784,348	-
Internet Gambling	-	2,505,505	-
Life and Health Insurance	-	5,508,476	-
Machinery - General Industrial	-	2,188,218	-
Machinery – Pumps	-	1,660,073	-
Medical – Drugs	4,526,256	3,931,976	-
Metal – Iron	-	2,517,305	-
Oil - Field Services	1,714,663	1,661,810	-
Oil Companies - Exploration and Production	7,543,278	4,470,578	-
Oil Companies – Integrated	-	5,856,554	-
Pharmacy Services	1,225,746	2,130,082	-
Real Estate Management/Services	1,032,891	879,182	-
Real Estate Operating/Development	795,380	1,749,712	-
Retail - Apparel and Shoe	2,653,660	1,405,495	-
Retail - Jewelry	-	2,478,935	-
Rubber/Plastic Products	-	1,489,736	-
Semiconductor Components/Integrated Circuits	2,249,156	3,102,731	-
Soap and Cleaning Preparations	-	2,272,278	-
Steel – Producers	-	2,628,635	-
Tobacco	4,105,321	3,260,303	-
Toys	2,867,988	828,613	-
Transportation – Railroad	-	5,473,618	-
Transportation – Services	1,517,390	5,369,650	-
Wireless Equipment	4,154,252	2,032,563	-
All Other	106,931,424	-	-
Right Metal - Diversified	215,579	-	-
Money Market	-	6,116,328	-
Total Investments in Securities	$ 162,168,007	$ 126,138,996	$ -
(a)	Includes fair value factors.

Janus Global Select Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 93.9%
Automotive - Cars and Light Trucks — 0.2%
2,413,258	Dongfeng Motor Group Co., Ltd.	$ 3,762,199
Automotive - Truck Parts and Equipment - Original — 2.1%
914,945	WABCO Holdings, Inc.*	48,428,039
Beverages - Wine and Spirits — 2.1%
931,785	Diageo PLC**	23,966,600
232,334	Pernod-Ricard S.A.**	24,850,240
		48,816,840
Casino Services — 1.6%
2,256,876	International Game Technology	35,545,797
Coal — 0.7%
14,355,000	Sakari Resources, Ltd.	15,761,822
Coatings and Paint Products — 3.1%
558,971	Asian Paints, Ltd.	39,042,374
592,375	Valspar Corp.	31,093,764
		70,136,138
Commercial Banks — 5.1%
4,691,522	Banco do Brasil S.A.**	45,625,647
6,541,478	Sberbank of Russia (ADR)	71,154,541
		116,780,188
Commercial Services - Finance — 3.0%
157,621	MasterCard, Inc. - Class A	67,794,368
Computer Aided Design — 1.1%
718,494	Autodesk, Inc.*	25,140,105
Computers - Memory Devices — 4.3%
3,070,864	NetApp, Inc.*,**	97,714,892
Cosmetics and Toiletries — 4.1%
896,913	Colgate-Palmolive Co.	93,368,643
Dialysis Centers — 1.0%
239,123	DaVita, Inc.*	23,484,270
E-Commerce/Products — 3.7%
1,375,845	eBay, Inc.*	57,799,249
335,973	MercadoLibre, Inc.	25,466,753
		83,266,002
E-Commerce/Services — 1.0%
1,357,749	Ctrip.com International, Ltd. (ADR)*	22,755,873
Electronic Components – Semiconductors — 1.6%
5,080,378	ON Semiconductor Corp.*	36,070,684
Electronic Measuring Instruments — 2.0%
19,961,840	Chroma ATE, Inc.£	45,457,138
Electronic Parts Distributors — 0.1%
2,446,000	WPG Holdings, Ltd.	2,886,462
Finance - Investment Bankers/Brokers — 1.6%
4,021,000	Citic Securities Co., Ltd.	8,517,895
19,746,800	Haitong Securities Co., Ltd.	27,439,899
		35,957,794
Food - Miscellaneous/Diversified — 1.0%
378,151	Danone S.A.**	23,472,699
Food - Retail — 3.0%
4,643,069	Tesco PLC**	22,565,696
1,994,535	X5 Retail Group N.V. (GDR)**	45,701,333
		68,267,029
Footwear and Related Apparel — 1.0%
230,773	Tod's SpA**	23,178,427
Industrial Automation and Robotics — 1.4%
196,900	FANUC Corp.**	32,356,199
Internet Gambling — 2.9%
38,557,446	Bwin.Party Digital Entertainment PLC**	66,531,504
Machinery - General Industrial — 3.1%
3,115,000	Nabtesco Corp.**	69,271,345
Medical - Drugs — 11.4%
491,369	Allergan, Inc.	45,486,028
1,324,124	Endo Pharmaceuticals Holdings, Inc.*	41,021,362
973,361	Jazz Pharmaceuticals PLC*,**	43,810,979
163,907	Novo Nordisk A/S - Class B**	23,717,444
492,912	Sanofi**	37,371,982
1,559,652	Shire PLC**	44,818,365
507,819	Valeant Pharmaceuticals International, Inc.	22,745,213
		258,971,373
Medical - HMO — 1.9%
1,085,280	Aetna, Inc.	42,076,306
Metal - Diversified — 4.3%
9,940,619	Ivanhoe Mines, Ltd.*,**	98,058,376
Metal Processors and Fabricators — 0.5%
143,466,000	EVA Precision Industrial Holdings, Ltd.£	11,820,221
Oil Companies - Exploration and Production — 4.6%
4,480,197	Cobalt International Energy, Inc.*,**	105,284,630
Oil Companies - Integrated — 1.4%
1,475,896	Pacific Rubiales Energy Corp.	31,263,822
Pharmacy Services — 2.2%
891,184	Express Scripts Holding Co.*	49,754,803
Retail - Automobile — 1.3%
49,201,000	Baoxin Auto Group, Ltd.	28,382,616
Retail - Restaurants — 0.2%
6,430,000	Ajisen China Holdings, Ltd.	4,464,682
Soap and Cleaning Preparations — 0.8%
1,704,539	Godrej Consumer Products, Ltd.	17,806,298
Steel - Producers — 1.0%
1,416,877	ThyssenKrupp A.G.**	23,079,048
Telecommunication Equipment — 0.5%
3,389,101	Tellabs, Inc.**	11,285,706
Telecommunication Services — 2.1%
133,465,000	Tower Bersama Infrastructure Tbk PT	46,820,518
Tobacco — 2.1%
1,635,400	Japan Tobacco, Inc.**	48,471,812
Transportation - Railroad — 0.5%
644,738	Globaltrans Investment PLC (GDR)	11,605,284
Vitamins and Nutrition Products — 3.7%
1,039,745	Mead Johnson Nutrition Co.	83,709,870
Wireless Equipment — 4.6%
11,441,431	Telefonaktiebolaget L.M. Ericsson - Class B**	104,443,672
Total Common Stock (cost $2,302,123,817)		2,133,503,494
Right — 0.5%
Metal - Diversified — 0.5%
12,430,689	Ivanhoe Mines, Ltd.* (cost $0)	11,236,229
Purchased Options - Calls — 0.2%
16,000	Cobalt International Energy, Inc.** expires July 2012 exercise price $25.00	2,205,010
3,710	Cobalt International Energy, Inc. expires July 2012 exercise price $45.00	31,742
24,125	iShares Russell 2000 Index Fund (ETF) expires December 2012 exercise price $95.16	1,331,025
15,240	Ivanhoe Mines, Ltd. expires January 2013 exercise price $23.00	40,890
22,400	Petroleo Brasileiro S.A. expires July 2012 exercise price $24.50	27,290
Total Purchased Options - Calls (premiums paid $19,058,151)		3,635,957
Money Market — 5.4%
123,195,097	Janus Cash Liquidity Fund LLC, 0% (cost $123,195,097)	123,195,097
Total Investments (total cost $2,444,377,065) – 100%		$2,271,570,777

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Brazil	$45,625,647	2.0%
Canada	163,303,640	7.2%
Cayman Islands	67,423,392	3.0%
China	39,719,993	1.8%
Cyprus	11,605,284	0.5%
Denmark	23,717,444	1.0%
France	85,694,921	3.8%
Germany	23,079,048	1.0%
Gibraltar	66,531,504	2.9%
India	56,848,672	2.5%
Indonesia	46,820,518	2.1%
Ireland	43,810,979	1.9%
Italy	23,178,427	1.0%
Japan	150,099,356	6.6%
Jersey	44,818,365	2.0%
Netherlands	45,701,333	2.0%
Russia	71,154,541	3.1%
Singapore	15,761,822	0.7%
Sweden	104,443,672	4.6%
Taiwan	48,343,600	2.1%
United Kingdom	46,532,296	2.1%
United States††	1,047,356,323	46.1%
Total	$2,271,570,777	100.0%

††	Includes Cash Equivalents (40.7% excluding Cash Equivalents).

Forward Currency Contracts, Open June 30, 2012 (unaudited)

Counterparty/ Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 7/19/12	14,500,000	$ 22,704,510	$ 25,035
Euro 7/19/12	29,200,000	36,951,857	(246,260)
Japanese Yen 7/19/12	3,000,000,000	37,547,673	(191,495)
Swedish Krona 7/19/12	90,000,000	13,007,192	(215,833)
		110,211,232	(628,553)
HSBC Securities (USA), Inc.:
British Pound 7/12/12	12,700,000	19,886,423	8,254
Euro 7/12/12	27,300,000	34,545,301	(254,573)
Japanese Yen 7/12/12	3,000,000,000	37,543,239	(181,943)
Swedish Krona 7/12/12	90,000,000	13,010,936	(435,834)
		104,985,899	(864,096)
JPMorgan Chase & Co.:
British Pound 8/2/12	10,400,000	16,283,942	(105,910)
Euro 8/2/12	15,000,000	18,984,602	(244,352)
Japanese Yen 8/2/12	1,500,000,000	18,778,123	76,299
Swedish Krona 8/2/12	90,000,000	12,999,795	(253,364)
		67,046,462	(527,327)
RBC Capital Markets Corp.:
British Pound 7/26/12	20,000,000	31,315,930	(99,840)
Euro 7/26/12	23,600,000	29,867,061	(191,545)
Japanese Yen 7/26/12	1,000,000,000	12,517,369	(56,776)
Swedish Krona 7/26/12	92,000,000	13,292,414	(338,316)
		86,992,774	(686,477)
Total		$ 369,236,367	$ (2,706,453)

Schedule of Written Options – Call	Value
Cobalt International Energy, Inc. expires July 2012 32,000 contracts exercise price $32.50 (premiums received $1,760,000)	$ (1,008,128)
Schedule of Written Options – Puts
Cobalt International Energy, Inc. expires October 2012 9,150 contracts exercise price $15.00	$ (1,006,881)
Ivanhoe Mines, Ltd. expires January 2013 15,240 contracts exercise price $14.00	(7,092,175)
Total Written Options - Puts (premiums received $6,203,400)	$ (8,099,056)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

PLC	Public Limited Company

*	Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2012.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	(Loss)	Income	at 6/30/12
Janus Global Select Fund Chroma ATE, Inc.	-	$ -	1,861,000	$ 4,241,338	$ (35,162)	$ -	$45,457,138
EVA Precision Industrial Holdings, Ltd.	15,894,000	3,082,824	-	-	-	295,620	11,820,221
		$ 3,082,824		$ 4,241,338	$ (35,162)	$ 295,620	$ 57,277,359

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities: Common Stock
Automotive - Cars and Light Trucks	$ -	$ 3,762,199	$ -
Beverages - Wine and Spirits	-	48,816,840	-
Coal	-	15,761,822	-
Coatings and Paint Products	31,093,764	39,042,374	-
Commercial Banks	45,625,647	71,154,541	-
E-Commerce/Services	-	22,755,873	-
Electronic Measuring Instruments	-	45,457,138	-
Electronic Parts Distributors	-	2,886,462	-
Finance - Investment Bankers/Brokers	27,439,899	8,517,895	-
Food - Miscellaneous/Diversified	-	23,472,699	-
Food - Retail	-	68,267,029	-
Footwear and Related Apparel	-	23,178,427	-
Industrial Automation and Robotics	-	32,356,199	-
Internet Gambling	-	66,531,504	-
Machinery - General Industrial	-	69,271,345	-
Medical - Drugs	153,063,582	105,907,791	-
Metal Processors and Fabricators	-	11,820,221	-
Retail - Automobile	-	28,382,616	-
Retail - Restaurants	-	4,464,682	-
Soap and Cleaning Preparations	-	17,806,298	-
Steel - Producers	-	23,079,048	-
Telecommunication Services	-	46,820,518	-
Tobacco	-	48,471,812	-
Transportation - Railroad	-	11,605,284	-
Wireless Equipment		104,443,672	-

All Other	932,246,313	-	-

Rights
Metal- Diversified	11,236,229	-	-

Money Market	-	123,195,097	-

Total Investments in Securities	$ 1,200,705,434	$ 1,067,229,386	$ -
Investment in Purchased Options	$ -	$ 3,635,957	$ -
Other Financial Instruments(b)	$ -	$ (11,813,637)	$ -

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Global Select Fund	$ 910,676,780

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.7%
Applications Software — 7.9%
194,150	Intuit, Inc.	$11,522,803
1,184,293	Microsoft Corp.**	36,227,523
125,620	Parametric Technology Corp.*	2,632,995
429,240	RealPage, Inc.*	9,941,198
32,180	Salesforce.com, Inc.*	4,449,207
		64,773,726
Cable/Satellite Television — 1.2%
114,175	Time Warner Cable, Inc.	9,373,767
Commercial Services — 1.8%
297,050	Iron Mountain, Inc.	9,790,768
537,259	Live Nation Entertainment, Inc.*	4,932,038
		14,722,806
Commercial Services - Finance — 2.1%
39,470	MasterCard, Inc. - Class A	16,976,442
Computer Aided Design — 3.7%
273,185	ANSYS, Inc.*	17,240,705
375,040	Autodesk, Inc.*	13,122,650
		30,363,355
Computer Services — 0.8%
105,440	Cognizant Technology Solutions Corp. - Class A*	6,326,400
Computer Software — 2.4%
267,530	Blackbaud, Inc.	6,867,495
428,405	Cornerstone OnDemand, Inc.*	10,200,323
115,030	SS&C Technologies Holdings, Inc.*	2,875,750
		19,943,568
Computers — 7.1%
98,970	Apple, Inc.*	57,798,480
Computers - Integrated Systems — 2.3%
238,800	Jack Henry & Associates, Inc.	8,243,376
140,435	Teradata Corp.*	10,112,724
		18,356,100
Computers - Memory Devices — 2.2%
564,155	NetApp, Inc.*	17,951,412
Consulting Services — 3.4%
288,887	Gartner, Inc.*	12,436,585
172,025	Verisk Analytics, Inc. - Class A*	8,473,952
182,600	Zillow, Inc.*	7,053,838
		27,964,375
Decision Support Software — 0.5%
121,505	MSCI, Inc.*	4,133,600
E-Commerce/Products — 9.1%
95,365	Amazon.com, Inc.*	21,776,598
1,067,795	eBay, Inc.*,**	44,858,068
64,165	MercadoLibre, Inc.	4,863,707
41,665	Netflix, Inc.*	2,852,802
		74,351,175
E-Commerce/Services — 1.1%
166,280	Ctrip.com International, Ltd. (ADR)*	2,786,853
145,920	OpenTable, Inc.*	6,567,859
		9,354,712
Electronic Components - Miscellaneous — 3.2%
809,254	TE Connectivity, Ltd. (U.S. Shares)	25,823,295
Electronic Components – Semiconductors — 4.8%
603,506	ARM Holdings PLC**	4,805,195
290,845	Ceva, Inc.*	5,121,781
2,218,927	ON Semiconductor Corp.*	15,754,382
4,641	Samsung Electronics Co., Ltd.	4,921,139
263,720	Xilinx, Inc.	8,853,080
		39,455,577
Electronic Connectors — 3.0%
448,551	Amphenol Corp. - Class A	24,634,421
Electronic Measuring Instruments — 0.5%
95,065	Agilent Technologies, Inc.	3,730,351
Electronic Parts Distributors — 0.1%
525,000	WT Microelectronics Co., Ltd.	711,122
Electronics - Military — 1.0%
326,118	Ultra Electronics Holdings PLC**	8,117,284
Enterprise Software/Services — 5.6%
265,324	Aveva Group PLC**	6,783,353
137,865	Informatica Corp.*	5,839,961
1,102,580	Oracle Corp.	32,746,626
		45,369,940
Entertainment Software — 1.1%
441,000	Nexon Co., Ltd.**	8,629,066
Finance - Credit Card — 0.8%
107,245	American Express Co.	6,242,731
Industrial Automation and Robotics — 2.0%
100,300	FANUC Corp.**	16,482,106
Internet Applications Software — 0.7%
202,000	Tencent Holdings, Ltd.	5,965,355
Internet Content - Entertainment — 2.3%
278,701	Youku.com, Inc. (ADR)*	6,042,238
2,401,418	Zynga, Inc. - Class A*	13,063,714
		19,105,952
Internet Content - Information/News — 1.9%
172,675	Bankrate, Inc.*	3,175,493
69,660	LinkedIn Corp. - Class A*	7,402,768
215,325	Yelp, Inc.*	4,894,338
		15,472,599
Internet Gambling — 1.0%
4,505,533	Bwin.Party Digital Entertainment PLC**	7,774,371
Internet Media — 0.5%
129,983	Facebook, Inc. - Class A*	4,045,071
Media — 0.3%
186,260	Workday, Inc. - Private Placement∞,§	2,469,808
Medical - Biomedical and Genetic — 0.9%
113,776	Celgene Corp.*	7,299,868
Medical Information Systems — 1.5%
158,500	athenahealth, Inc.*	12,548,445
Multimedia — 2.0%
434,870	News Corp. - Class A	9,693,252
144,610	Walt Disney Co.	7,013,585
		16,706,837
Networking Products — 1.4%
669,890	Cisco Systems, Inc.	11,502,011
Printing - Commercial — 1.0%
246,981	VistaPrint N.V. (U.S. Shares)*	7,977,486
Semiconductor Components/Integrated Circuits — 4.7%
3,405,370	Atmel Corp.*,**	22,815,979
5,521,000	Taiwan Semiconductor Manufacturing Co., Ltd.	15,119,308
		37,935,287
Semiconductor Equipment — 1.9%
308,787	ASML Holding N.V.	15,732,406
Software Tools — 0.9%
81,300	VMware, Inc. - Class A*	7,401,552
Telecommunication Equipment - Fiber Optics — 0.5%
314,090	Corning, Inc.	4,061,184
Telecommunication Services — 2.3%
631,805	Amdocs, Ltd. (U.S. Shares) **	18,777,245
Television — 0.8%
209,762	CBS Corp. - Class B	6,875,998
Toys — 1.0%
66,760	Nintendo Co., Ltd.**	7,791,294
Transactional Software — 1.1%
223,290	Solera Holdings, Inc.	9,331,289
Wireless Equipment — 4.3%
215,804	Crown Castle International Corp.*	12,659,062
160,755	SBA Communications Corp. - Class A*	9,171,073
1,440,157	Telefonaktiebolaget L.M. Ericsson - Class B	13,146,545
		34,976,680
Total Common Stock (cost $698,485,181)		805,336,549
Money Market — 1.3%
10,882,641	Janus Cash Liquidity Fund LLC, 0% (cost $10,882,641)	10,882,641
Total Investments (total cost $709,367,822) – 100%		$816,219,190

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Cayman Islands	$14,794,446	1.8%
Gibraltar	7,774,371	1.0%
Guernsey	18,777,245	2.3%
Japan	32,902,466	4.0%
Netherlands	23,709,892	2.9%
South Korea	4,921,139	0.6%
Sweden	13,146,545	1.6%
Switzerland	25,823,295	3.2%
Taiwan	15,830,430	1.9%
United Kingdom	19,705,832	2.4%
United States††	638,833,529	78.3%
Total	$816,219,190	100.0%

††	Includes Cash Equivalents (76.9% excluding Cash Equivalents).

Forward Currency Contracts, Open June 30, 2012 (unaudited)

Counterparty/ Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 7/19/12	1,545,000	$2,419,205	$281
Japanese Yen 7/19/12	418,000,000	5,231,642	64,055
		7,650,847	64,336
HSBC Securities (USA), Inc.:
British Pound 7/12/12	1,280,000	2,004,301	832
Japanese Yen 7/12/12	510,000,000	6,382,350	37,427
		8,386,651	38,259
JPMorgan Chase & Co.:
British Pound 8/2/12	1,710,000	2,677,456	(17,414)
Japanese Yen 8/2/12	493,000,000	6,171,743	21,102
		8,849,199	3,688
RBC Capital Markets Corp.: Japanese Yen 7/26/12	465,000,000	5,820,577	30,246
Total		$30,707,274	$136,529
Schedule of Written Options – Call			Value
Corning, Inc. expires January 2013 3,120 contracts exercise price $15.00 (premiums received $393,120)			$(127,907)
Schedule of Written Options – Puts			Value
Atmel Corp. expires August 2012 5,300 contracts exercise price $8.00			(730,679)
Corning, Inc. expires January 2013 3,120 contracts exercise price $12.50			(341,335)
Microsoft Corp. expires January 2013 5,075 contracts exercise price $25.00			(389,638)
Oracle Corp. expires September 2012 2,955 contracts exercise price $28.00			(257,584)
Total Written Options - Puts (premiums received $1,914,565)			$(1,719,236)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

∞ Schedule of Fair Valued Securities (as of June 30, 2012)		Value as a %
	Value	of Total Investment
Janus Global Technology Fund
Workday, Inc. - Private Placement	$ 2,469,808	0.3%

Securities are valued at “fair value” pursuant to procedures adopted by the Fund’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2012)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Global Technology Fund
Workday, Inc. - Private Placement	10/13/11	$2,469,808	$2,469,808	0.3%

The Fund has registration rights for certain restricted securities held as of June 30, 2012. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities: Common Stock
E-Commerce/Services	$6,567,859	$2,786,853	$-
Electronic Components – Semiconductors	29,729,243	9,726,334	-
Electronic Parts Distributors	-	711,122	-
Electronics Military	-	8,117,284	-
Enterprise Software/Services	38,586,587	6,783,353	-
Entertainment Software	-	8,629,066	-
Industrial Automation and Robotics	-	16,482,106	-
Internet Applications Software	-	5,965,355	-
Internet Content – Entertainment	13,063,714	6,042,238	-
Internet Gambling	-	7,774,371	-
Semiconductor Components/Integrated Circuits	22,815,979	15,119,308	-
Semiconductor Equipment	-	15,732,406	-
Toys	-	7,791,294	-
Wireless Equipment	21,830,135	13,146,545	-
Media	-	-	2,469,808
All Other	545,465,589	-
Money Market	-	10,882,641	-
Total Investments in Securities	$678,059,106	$135,690,276	$2,469,808
Other Financial Instruments(b):	$-	$(1,710,614)	$-

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of assets (for the period ended June 30, 2012)

	Balance as of September 30, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of June 30, 2012
Investments in Securities:
Common Stock
Media	$-	$ -	$-	$ 2,469,808	$ -	$-	$ 2,469,808

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Global Technology Fund	$ 131,507,180

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 94.0%
Aerospace and Defense — 2.4%
1,112,645	Boeing Co.	$82,669,523
Agricultural Chemicals — 1.2%
621,520	Syngenta A.G. (ADR)	42,536,829
Apparel Manufacturers — 0.9%
514,443	Coach, Inc.	30,084,627
Applications Software — 0.9%
500,000	Intuit, Inc.	29,675,000
Athletic Footwear — 2.2%
872,203	NIKE, Inc. - Class B	76,561,979
Automotive - Cars and Light Trucks — 0.3%
255,015	Daimler A.G.	11,421,612
Beverages - Wine and Spirits — 0.5%
189,603	Brown-Forman Corp. - Class B	18,363,051
Cable/Satellite Television — 3.6%
1,501,930	Time Warner Cable, Inc.	123,308,453
Casino Hotels — 1.5%
929,335	Las Vegas Sands Corp.	40,416,779
947,295	MGM Resorts International*	10,571,812
		50,988,591
Chemicals - Diversified — 4.0%
1,726,275	E.I. du Pont de Nemours & Co.	87,297,727
1,218,395	LyondellBasell Industries N.V. - Class A	49,064,766
		136,362,493
Commercial Banks — 3.5%
1,780,670	CIT Group, Inc.*	63,463,078
1,072,840	Itau Unibanco Holding S.A. (ADR)	14,933,933
1,858,986	Standard Chartered PLC**	40,520,987
		118,917,998
Commercial Services - Finance — 2.7%
163,265	MasterCard, Inc. - Class A	70,221,909
1,352,021	Western Union Co.	22,768,034
		92,989,943
Computer Services — 1.2%
703,705	Cognizant Technology Solutions Corp. - Class A*	42,222,300
Computers — 4.4%
256,746	Apple, Inc.*	149,939,664
Computers - Integrated Systems — 0.4%
173,959	Teradata Corp.*	12,526,788
Cosmetics and Toiletries — 2.6%
511,950	Colgate-Palmolive Co.	53,293,995
629,685	Estee Lauder Cos., Inc. - Class A	34,078,552
		87,372,547
Distribution/Wholesale — 0.4%
75,000	W.W. Grainger, Inc.	14,343,000
E-Commerce/Products — 1.9%
1,567,660	eBay, Inc.*	65,857,397
E-Commerce/Services — 1.2%
63,705	priceline.com, Inc.*	42,333,247
Electronic Components - Miscellaneous — 1.8%
1,874,726	TE Connectivity, Ltd. (U.S. Shares)	59,822,507
Electronic Components – Semiconductors — 1.5%
530,930	Microchip Technology, Inc.	17,563,164
1,048,640	Xilinx, Inc.	35,202,845
		52,766,009
Electronic Connectors — 1.1%
652,214	Amphenol Corp. - Class A	35,819,593
Enterprise Software/Services — 1.4%
1,645,724	Oracle Corp.**	48,878,003
Finance - Investment Bankers/Brokers — 0.2%
214,000	Greenhill & Co., Ltd.	7,629,100
Finance - Other Services — 1.2%
1,653,584	NYSE Euronext	42,298,679
Food - Confectionary — 1.2%
588,060	Hershey Co.	42,357,962
Investment Management and Advisory Services — 1.2%
3,172,685	Blackstone Group L.P.	41,466,993
Life and Health Insurance — 0.9%
2,509,555	Prudential PLC**	29,072,028
Machinery - General Industrial — 0.6%
196,020	Roper Industries, Inc.	19,323,652
Medical - Biomedical and Genetic — 1.8%
970,990	Celgene Corp.*	62,298,718
Medical - Drugs — 4.2%
826,065	Abbott Laboratories	53,256,411
1,365,442	Bristol-Myers Squibb Co.	49,087,640
458,675	Shire PLC (ADR)**	39,624,933
		141,968,984
Medical - HMO — 0.8%
700,000	Aetna, Inc.	27,139,000
Metal - Copper — 0.8%
790,722	Freeport-McMoRan Copper & Gold, Inc.	26,939,898
Multimedia — 1.7%
1,200,620	Viacom, Inc. - Class B	56,453,152
Oil Companies - Exploration and Production — 1.1%
1,383,615	Canadian Natural Resources, Ltd.	37,150,063
Oil Companies - Integrated — 3.8%
818,310	Chevron Corp.	86,331,705
1,037,222	Hess Corp.	45,067,296
		131,399,001
Oil Field Machinery and Equipment — 0.4%
189,500	National Oilwell Varco, Inc.	12,211,380
Pharmacy Services — 2.1%
1,275,661	Express Scripts Holding Co.*	71,220,154
Pipelines — 2.6%
1,695,525	Enterprise Products Partners L.P.	86,878,701
2,234	Kinder Morgan Management LLC*	164,020
		87,042,721
REIT - Health Care — 1.3%
689,535	Ventas, Inc.	43,523,449
Retail - Auto Parts — 1.4%
132,315	AutoZone, Inc.*	48,582,098
Retail - Building Products — 1.0%
657,755	Home Depot, Inc.	34,854,437
Retail - Discount — 1.4%
490,050	Costco Wholesale Corp.	46,554,750
Retail - Major Department Stores — 0.9%
619,664	Nordstrom, Inc.	30,791,104
Retail - Restaurants — 2.5%
513,665	Darden Restaurants, Inc.	26,006,859
681,170	McDonald's Corp.	60,303,980
		86,310,839
Super-Regional Banks — 2.4%
2,598,010	U.S. Bancorp	83,552,002
Telephone - Integrated — 1.5%
1,310,065	CenturyLink, Inc.	51,734,467
Television — 3.4%
3,558,803	CBS Corp. - Class B	116,657,562
Therapeutics — 0.4%
350,000	BioMarin Pharmaceutical, Inc.*	13,853,000
Tobacco — 4.5%
1,651,635	Altria Group, Inc.	57,063,989
1,121,928	Philip Morris International, Inc.	97,899,437
		154,963,426
Toys — 2.3%
2,463,165	Mattel, Inc.	79,905,073
Transportation - Railroad — 2.8%
250,000	Canadian Pacific Railway, Ltd.	18,315,000
642,065	Union Pacific Corp.	76,604,775
		94,919,775
Transportation - Services — 1.0%
446,580	United Parcel Service, Inc. - Class B	35,172,641
Wireless Equipment — 1.0%
700,000	Motorola Solutions, Inc.	33,677,000
Total Common Stock (cost $2,568,379,481)		3,216,784,262
Corporate Bonds — 5.8%
Beverages - Wine and Spirits — 0.6%
$10,000,000	Pernod-Ricard S.A. 5.7500%, 4/7/21 (144A)	11,289,170
10,000,000	Pernod-Ricard S.A. 4.4500%, 1/15/22 (144A)	10,361,520
		21,650,690
Casino Hotels — 0.5%
2,498,000	MGM Resorts International 4.2500%, 4/15/15	2,532,348
15,000,000	MGM Resorts International 7.6250%, 1/15/17	15,487,500
		18,019,848
Diversified Banking Institutions — 0.5%
15,000,000	Bank of America Corp. 8.0000%, 7/30/99‡	15,625,200
E-Commerce/Services — 0.3%
10,000,000	priceline.com, Inc. 1.0000%, 3/15/18 (144A)	10,537,500
Hotels and Motels — 0.3%
9,990,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	11,603,984
Medical - Biomedical and Genetic — 1.0%
25,000,000	Vertex Pharmaceuticals, Inc. 3.3500%, 10/1/15	32,656,250
Medical - Hospitals — 0.3%
9,990,000	HCA, Inc. 7.2500%, 9/15/20	10,989,000
Multi-Line Insurance — 0.5%
15,000,000	American International Group, Inc. 8.1750%, 5/15/58‡	16,275,000
Power Converters and Power Supply Equipment — 1.1%
24,957,000	JA Solar Holdings Co., Ltd. 4.5000%, 5/15/13	22,835,655
24,090,000	Suntech Power Holdings Co., Ltd. 3.0000%, 3/15/13 (144A)	16,320,975
		39,156,630
Real Estate Management/Services — 0.3%
9,985,000	ProLogis L.P. 3.2500%, 3/15/15	10,971,019
REIT - Mortgage — 0.4%
10,000,000	Annaly Capital Management, Inc. 4.0000%, 2/15/15	12,275,000
Total Corporate Bonds (cost $192,153,898)		199,760,121
Preferred Stock — 0.2%
Aerospace and Defense – Equipment — 0.2%
114,550	United Technologies Corp., 7.5000%, 8/1/15 (cost $5,802,500)	6,035,639
Money Market — 0%
608,782	Janus Cash Liquidity Fund LLC, 0% (cost $608,782)	608,782
Total Investments (total cost $2,766,944,661) – 100%		$3,423,188,804

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Brazil	$14,933,933	0.5%
Canada	55,465,063	1.6%
Cayman Islands	39,156,630	1.2%
France	21,650,690	0.6%
Germany	11,421,612	0.3%
Jersey	39,624,933	1.2%
Netherlands	49,064,766	1.4%
Switzerland	102,359,336	3.0%
United Kingdom	69,593,015	2.0%
United States††	3,019,918,826	88.2%
Total	$3,423,188,804	100.0%

††	Includes Cash Equivalents (88.2% excluding Cash Equivalents).

Forward Currency Contracts, Open June 30, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: British Pound 7/19/12	8,100,000	$12,683,209	$(9,238)
HSBC Securities (USA), Inc.: British Pound 7/12/12	9,590,000	15,016,598	6,233
JPMorgan Chase & Co.: British Pound 8/2/12	9,927,000	15,543,336	(101,093)
RBC Capital Markets Corp.: British Pound 7/26/12	7,800,000	12,213,213	(102,933)
Total		$55,456,356	$(207,031)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2012 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Growth and Income Fund	$ 48,509,165	1.4%

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Agriculture Chemicals	$ -	$ 42,536,829	$ -
Commercial Banks	63,463,078	55,454,920	-
Life and Health Insurance	-	29,072,028	-
Medical - Drugs	102,344,051	39,624,933	-
All Other	2,890,324,063	-	-

Corporate Bonds	-	199,760,121	-

Money Market	-	608,782	-

Total Investments in Securities	$ 3,056,131,190	$ 367,057,613	$ -
Other Financial Instruments(b)	$ -	$ (207,031)	$ -

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Growth and Income Fund	$ 113,672,948

Janus International Equity Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 98.3%
Advertising Agencies — 1.4%
242,812	WPP PLC	$ 2,950,742
Agricultural Chemicals — 1.0%
50,485	Potash Corp. of Saskatchewan, Inc.	2,207,293
Apparel Manufacturers — 1.4%
450,300	Prada SpA	3,060,352
Automotive - Cars and Light Trucks — 3.2%
1,270,000	Isuzu Motors, Ltd.**	6,791,089
Brewery — 1.5%
81,333	SABMiller PLC	3,266,408
Cable/Satellite Television — 1.2%
40,034	Kabel Deutschland Holding A.G.	2,491,022
Chemicals - Diversified — 1.2%
64,545	LyondellBasell Industries N.V. - Class A	2,599,227
Commercial Banks — 8.7%
320,929	Banco Bilbao Vizcaya Argentaria S.A.	2,312,674
521,100	Banco do Brasil S.A.	5,067,764
1,685,000	China Merchants Bank Co., Ltd.	3,182,636
321,495	DBS Group Holdings, Ltd.	3,549,640
197,935	Standard Chartered PLC	4,314,460
		18,427,174
Cosmetics and Toiletries — 1.2%
37,966	Beiersdorf A.G.	2,462,948
Distribution/Wholesale — 1.9%
2,024,000	Li & Fung, Ltd.	3,927,595
Diversified Banking Institutions — 2.6%
26,891	BNP Paribas S.A.	1,037,926
254,692	HSBC Holdings PLC	2,245,374
2,463,166	Lloyds Banking Group PLC*	1,211,368
45,629	Societe Generale S.A.	1,075,626
		5,570,294
E-Commerce/Services — 1.2%
151,325	Ctrip.com International, Ltd. (ADR)*	2,536,207
Electronic Components – Semiconductors — 1.3%
347,957	ARM Holdings PLC	2,770,480
Electronic Measuring Instruments — 3.0%
25,800	Keyence Corp.**	6,382,003
Food - Miscellaneous/Diversified — 2.9%
64,223	Danone S.A.	3,986,469
63,390	Unilever N.V.	2,121,345
		6,107,814
Industrial Automation and Robotics — 3.2%
41,100	FANUC Corp.**	6,753,884
Internet Content - Entertainment — 0.9%
84,072	Youku.com, Inc. (ADR)*	1,822,681
Life and Health Insurance — 6.9%
1,893,000	AIA Group, Ltd.	6,527,172
319,634	ING Groep N.V.*	2,156,166
508,532	Prudential PLC	5,891,107
		14,574,445
Machinery - General Industrial — 3.5%
147,895	Hexagon A.B. - Class B	2,551,419
220,300	Nabtesco Corp.**	4,899,029
		7,450,448
Machinery - Pumps — 2.1%
182,866	Weir Group PLC	4,409,804
Medical - Drugs — 5.0%
75,322	Novartis A.G.	4,203,007
15,546	Novo Nordisk A/S - Class B	2,249,516
146,025	Shire PLC	4,196,194
		10,648,717
Medical Instruments — 1.0%
48,382	Elekta A.B. - Class B	2,207,284
Metal - Diversified — 1.3%
59,481	Rio Tinto PLC	2,840,318
Metal - Iron — 1.0%
414,547	Fortescue Metals Group, Ltd.	2,118,216
Oil - Field Services — 3.5%
304,153	AMEC PLC	4,799,724
116,570	Petrofac, Ltd.	2,548,001
		7,347,725
Oil Companies - Exploration and Production — 4.2%
95,786	Canadian Natural Resources, Ltd.	2,570,167
119,232	Encana Corp.	2,483,512
453,000	OGX Petroleo e Gas Participacoes S.A.*	1,240,663
112,020	Tullow Oil PLC	2,585,486
		8,879,828
Oil Companies - Integrated — 1.3%
134,125	BG Group PLC	2,744,809
Oil Refining and Marketing — 1.4%
217,416	Reliance Industries, Ltd.	2,891,808
Real Estate Management/Services — 3.2%
380,000	Mitsubishi Estate Co., Ltd.**	6,818,146
Real Estate Operating/Development — 2.2%
1,373,997	Hang Lung Properties, Ltd.	4,677,282
Retail - Apparel and Shoe — 1.0%
10,900	Fast Retailing Co., Ltd.**	2,188,557
Retail - Jewelry — 2.0%
75,479	Cie Financiere Richemont S.A.	4,143,856
Semiconductor Components/Integrated Circuits — 2.5%
1,946,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,329,139
Semiconductor Equipment — 1.9%
80,118	ASML Holding N.V.	4,081,936
Soap and Cleaning Preparations — 2.5%
100,708	Reckitt Benckiser Group PLC	5,310,665
Steel - Producers — 1.1%
140,358	ThyssenKrupp A.G.	2,286,246
Steel Pipe and Tube — 0.8%
42,549	Vallourec S.A.	1,746,048
Tobacco — 4.8%
74,007	Imperial Tobacco Group PLC	2,847,118
488,892	ITC, Ltd.	2,277,117
166,800	Japan Tobacco, Inc.**	4,943,805
		10,068,040
Transportation - Marine — 1.4%
435	A.P. Moeller - Maersk A/S - Class B	2,863,263
Transportation - Railroad — 1.1%
27,085	Canadian National Railway Co.	2,291,235
Transportation - Services — 3.5%
36,535	Koninklijke Vopak N.V.	2,342,480
48,805	Kuehne + Nagel International A.G.	5,167,673
		7,510,153
Wireless Equipment — 1.3%
289,414	Telefonaktiebolaget L.M. Ericsson - Class B	2,641,930
Total Common Stock (cost $203,443,865)		208,197,111
Money Market — 1.7%
3,667,000	Janus Cash Liquidity Fund LLC, 0% (cost $3,667,000)	3,667,000
Total Investments (total cost $207,110,865) – 100%		$ 211,864,111

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$2,118,216	1.0%
Bermuda	3,927,595	1.9%
Brazil	6,308,427	3.0%
Canada	9,552,207	4.5%
Cayman Islands	4,358,888	2.1%
China	3,182,636	1.5%
Denmark	5,112,779	2.4%
France	7,846,069	3.7%
Germany	7,240,216	3.4%
Hong Kong	11,204,454	5.3%
India	5,168,925	2.4%
Italy	3,060,352	1.4%
Japan	38,776,513	18.3%
Jersey	9,694,937	4.6%
Netherlands	13,301,154	6.3%
Singapore	3,549,640	1.7%
Spain	2,312,674	1.1%
Sweden	7,400,633	3.5%
Switzerland	13,514,536	6.4%
Taiwan	5,329,139	2.5%
United Kingdom	45,237,121	21.3%
United States††	3,667,000	1.7%
Total	$211,864,111	100.0%

††	Includes all Cash Equivalents.

Forward Currency Contracts, Open June 30, 2012 (unaudited)

Counterparty/ Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC: Japanese Yen 7/19/12	225,000,000	$ 2,816,075	$ 34,479
HSBC Securities (USA), Inc.: Japanese Yen 7/12/12	300,000,000	3,754,324	22,016
RBC Capital Markets Corp.: Japanese Yen 7/26/12	210,000,000	2,628,648	13,660
Total		$ 9,199,047	$ 70,155

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Advertising Agencies	$ -	$ 2,950,742	$ -
Apparel Manufacturers	-	3,060,352	-
Automotive – Cars and Light Trucks	-	6,791,089	-
Brewery	-	3,266,408	-
Cable/Satellite Television	-	2,491,022	-
Commercial Banks	5,067,764	13,359,410	-
Cosmetics and Toiletries	-	2,462,948	-
Distribution/Wholesale	-	3,927,595	-
Diversified Banking Institutions	-	5,570,294	-
E-Commerce/Services	-	2,536,207	-
Electronic Components – Semiconductors	-	2,770,480	-
Electronic Measuring Instruments	-	6,382,003	-
Food – Miscellaneous/Diversified	-	6,107,814	-
Industrial Automation and Robotics	-	6,753,884	-
Internet Content – Entertainment	-	1,822,681	-
Life and Health Insurance	-	14,574,445	-
Machinery – General Industrial	-	7,450,448	-
Machinery – Pumps	-	4,409,804	-
Medical – Drugs	-	10,648,717	-
Medical Instruments	-	2,207,284	-
Metal – Diversified	-	2,840,318	-
Metal – Iron	-	2,118,216	-
Oil – Field Services	-	7,347,725	-
Oil Companies – Exploration and Production	6,294,342	2,585,486	-
Oil Companies – Integrated	-	2,744,809	-
Oil Refining and Marketing	-	2,891,808	-
Real Estate Management/Services	-	6,818,146	-
Real Estate Operating/Development	-	4,677,282	-
Retail – Apparel and Shoe	-	2,188,557	-
Retail – Jewelry	-	4,143,856	-
Semiconductor Components/Integrated Circuits	-	5,329,139	-
Semiconductor Equipment	-	4,081,936	-
Soap and Cleaning Preparations	-	5,310,665	-
Steel – Producers	-	2,286,246	-
Steel Pipe and Tube	-	1,746,048	-
Tobacco	-	10,068,040	-
Transportation – Marine	-	2,863,263	-
Transportation – Services	-	7,510,153	-
Wireless Equipment	-	2,641,930	-
All Other	7,097,755	-	-
Money Market	-	3,667,000	-

Total Investments in Securities	$ 18,459,861	$ 193,404,250	$ -
Other Financial Instruments(b)	$ -	$ 70,155	$ -
(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus International Equity Fund	$ 38,776,513

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 99.0%
Agricultural Operations — 0.1%

188,481,502	Chaoda Modern Agriculture Holdings, Ltd.ß,∞,£	$7,288,816
Airlines — 11.1%
30,522,631	Delta Air Lines, Inc.*,**,£	334,222,809
35,882,222	International Consolidated Airlines Group S.A.*	89,795,063
14,046,153	United Continental Holdings, Inc.*,**	341,742,902
		765,760,774
Automotive - Cars and Light Trucks — 3.3%
23,972,171	Ford Motor Co.**	229,893,120
Building - Residential and Commercial — 1.3%
19,520,800	MRV Engenharia e Participacoes S.A.	90,401,076
Commercial Banks — 9.4%
50,929,077	Banco Bilbao Vizcaya Argentaria S.A.	367,004,403
59,400	Banco do Brasil S.A.	577,672
33,074,826	Commercial Bank of Ceylon PLC	24,516,512
14,469,642	Hatton National Bank PLC	15,919,228
24,567,976	Intesa Sanpaolo SpA	35,134,012
7,836,326	Punjab National Bank	114,330,490
2,267,078	State Bank of India	88,503,224
		645,985,541
Distribution/Wholesale — 11.4%
26,061,085	Adani Enterprises, Ltd.	104,806,011
348,792,180	Li & Fung, Ltd.£	676,835,143
		781,641,154
Diversified Banking Institutions — 8.2%
5,179,478	BNP Paribas S.A.	199,915,052
5,982,953	Deutsche Bank A.G.	217,404,961
81,081,071	Lloyds Banking Group PLC*	39,875,112
4,470,591	Societe Generale S.A.	105,386,554
		562,581,679
Diversified Operations — 1.2%
3,768,000	Aitken Spence & Co. PLC	3,118,685
74,597,535	Melco International Development, Ltd.£	60,125,275
1,219,723	Orascom Development Holding A.G.	19,407,212
		82,651,172
Diversified Operations - Commercial Services — 1.7%
86,536,133	John Keells Holdings PLC£	118,492,079
E-Commerce/Services — 0.7%
3,070,115	Ctrip.com International, Ltd. (ADR)*	51,455,127
Electric - Integrated — 0.6%
4,419,010	Centrais Eletricas Brasileiras S.A.	42,953,429
Electronic Components – Semiconductors — 1.4%
12,136,127	ARM Holdings PLC	96,629,462
Entertainment Software — 1.9%
6,620,300	Nexon Co., Ltd.**	129,539,697
Finance - Mortgage Loan Banker — 0.8%
4,423,870	Housing Development Finance Corp.	52,063,471
Food - Meat Products — 0.8%
19,147,800	JBS S.A.	57,494,888
Food - Retail — 0.6%
1,891,136	X5 Retail Group N.V. (GDR)	43,332,123
Hotels and Motels — 2.9%
102,807,165	Shangri-La Asia, Ltd.	197,177,986
Independent Power Producer — 0.4%
28,209,649	Adani Power, Ltd.*	25,405,646
Internet Content - Entertainment — 1.8%
5,762,278	Youku.com, Inc. (ADR)*,£	124,926,187
Medical - Drugs — 1.3%
1,911,175	Jazz Pharmaceuticals PLC*	86,021,987
Metal - Diversified — 1.2%
8,518,393	Ivanhoe Mines, Ltd.*	84,028,950
Oil and Gas Drilling — 0.4%
7,124,781	Karoon Gas Australia, Ltd.*	29,900,837
Oil Companies - Exploration and Production — 5.1%
13,476,520	Chariot Oil & Gas, Ltd.*,£	21,679,849
6,206,270	Cobalt International Energy, Inc.*	145,847,345
6,940,000	HRT Participacoes em Petroleo S.A.*,£	21,633,503
3,380,048	Niko Resources, Ltd.£	44,566,952
20,702,900	OGX Petroleo e Gas Participacoes S.A.*	56,700,503
6,583,058	Ophir Energy PLC*	59,859,244
		350,287,396
Oil Companies - Integrated — 7.3%
4,212,334	Pacific Rubiales Energy Corp.	89,229,634
21,851,008	Petroleo Brasileiro S.A. (ADR)**	410,143,420
		499,373,054
Oil Refining and Marketing — 6.8%
34,905,979	Reliance Industries, Ltd.	464,277,684
Property and Casualty Insurance — 1.2%
12,182,579	Reliance Capital, Ltd.	79,060,082
Real Estate Operating/Development — 8.6%
55,041,316	China Overseas Land & Investment, Ltd.	129,124,556
3,646,031	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes £	26,870,461
42,217,655	DLF, Ltd.	151,594,692
460,869,268	Evergrande Real Estate Group, Ltd.	238,257,714
26,506,160	PDG Realty S.A. Empreendimentos e Participacoes	46,328,364
		592,175,787
Sugar — 2.5%
36,276,761	Bajaj Hindusthan, Ltd.£	19,417,799
1,149,300	Bajaj Hindusthan, Ltd. (GDR)	615,095
11,845,499	Cosan, Ltd. - Class A£	150,319,382
		170,352,276
Telecommunication Services — 0.2%
11,583,898	Reliance Communications, Ltd.	13,148,379
Toys — 4.8%
2,830,000	Nintendo Co., Ltd.**	330,278,032

Right — 0.1%
Metal - Diversified — 0.1%
8,518,393	Ivanhoe Mines, Ltd.* (cost $0)	7,699,864
Money Market — 0.9%
64,477,000	Janus Cash Liquidity Fund LLC, 0% (cost $64,477,000)	64,477,000
Total Investments (total cost $8,356,273,975) – 100%		$6,876,754,755

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$29,900,837	0.4%
Bermuda	1,024,332,511	14.9%
Brazil	753,103,316	11.0%
Canada	225,525,400	3.3%
Cayman Islands	421,927,844	6.1%
France	305,301,606	4.4%
Germany	217,404,961	3.2%
Guernsey	21,679,849	0.3%
Hong Kong	189,249,831	2.8%
India	1,113,222,573	16.2%
Ireland	86,021,987	1.2%
Italy	35,134,012	0.5%
Japan	459,817,729	6.7%
Netherlands	43,332,123	0.6%
Spain	456,799,466	6.6%
Sri Lanka	162,046,504	2.4%
Switzerland	19,407,212	0.3%
United Kingdom	196,363,818	2.9%
United States††	1,116,183,176	16.2%
Total	$6,876,754,755	100.0%

††	Includes Cash Equivalents (15.3% excluding Cash Equivalents).

Forward Currency Contracts, Open June 30, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 7/19/12	13,850,000,000	$173,345,093	$2,122,398
HSBC Securities (USA), Inc.: Japanese Yen 7/12/12	13,680,000,000	171,197,170	1,003,933
JPMorgan Chase & Co.: Japanese Yen 8/2/12	13,000,000,000	162,743,732	556,439
RBC Capital Markets Corp.: Japanese Yen 7/26/12	17,000,000,000	212,795,278	1,105,773
Total		$720,081,273	$4,788,543

Total Return Swaps outstanding as of June 30, 2012

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation
Goldman Sachs International	4,188,070,842 JPY	1 month JPY LIBOR plus 35 basis points	Custom Japanese Basket	12/24/12	$2,677,422
Morgan Stanley & Co. International PLC	26,596,140,296 JPY	1 month JPY LIBOR plus 50 basis points	Custom Japanese Basket	12/28/12	23,433,126
Morgan Stanley & Co. International PLC	111,383,507	1 month USD LIBOR plus 85 basis points	Sberbank	1/17/13	14,460,403
UBS A.G.	93,623,785	1 month USD LIBOR plus 85 basis points	Sberbank	7/16/12	14,679,866
Total				$55,250,817

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
London Interbank Offered Rate (LIBOR)	A daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market (or interbank market).
PLC	Public Limited Company
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.
ß	Security is illiquid.

∞ Schedule of Fair Valued Securities (as of June 30, 2012)

	Value	Value as a % of Total Investments
Janus Overseas Fund
Chaoda Modern Agriculture Holdings, Ltd.	$7,288,816	0.1%

Securities are valued at “fair value” pursuant to procedures adopted by the Fund’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

£

The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2012.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 6/30/12
Janus Overseas Fund
Bajaj Hindusthan, Ltd.	24,507,284	$29,279,086	484,165	$ 578,437	$ (292,366)	$ 14,704,370	$ 19,417,799
Chaoda Modern Agriculture Holdings, Ltd.β,∞	-	-	-	-	-	-	7,288,816
Chariot Oil & Gas, Ltd.*	13,476,520	36,340,664	-	-	-	-	21,679,849
Cosan, Ltd. - Class A	-	-	2,263,475	23,766,488	5,657,862	-	150,319,382
Cyrela Brazil Realty S.A.(1)	-	-	19,299,174	158,108,806	12,625,810	3,093,553	N/A
Delta Air Lines, Inc.*,**(1)	3,145,545	26,526,869	28,424,380	266,297,114	15,407,689	-	N/A
HRT Participacoes em Petroleo S.A.*(2)	6,940,000	50,059,239	-	-	-	-	21,633,503
John Keells Holdings PLC	-	-	-	-	-	302,876,466	118,492,079
Li & Fung, Ltd.(1)	-	-	92,432,000	223,196,686	(22,698,611)	118,589,341	N/A
Melco International Development, Ltd.	-	-	695,000	1,485,974	(869,866)	1,118,963	60,125,275
Niko Resources, Ltd.	790,085	29,950,226	-	-	-	513,598	44,566,952
Petroplus Holdings A.G.	-	-	12,302,358	215,385,266	(184,874,532)	-	-
Youku.com, Inc.*	3,862,138	70,902,591	53,700	2,587,266	(1,482,678)	-	124,926,187
		$243,058,675		$891,406,037	$(176,526,692)	$ 440,896,291	$568,449,842

(1) Company was no longer an affiliate as of June 30, 2012.

(2) Shares were adjusted to reflect a 50 to 1 stock split on 5/29/12.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Agricultural Operations	$—	$7,288,816	$—
Airlines	675,965,711	89,795,063	—
Commercial Banks	577,672	645,407,869	—
Distribution/Wholesale	—	781,641,154	—
Diversified Banking Institutions	—	562,581,679	—
Diversified Operations	—	82,651,172	—
Diversified Operations - Commercial Services	—	118,492,079	—
E-Commerce/Services	—	51,455,127	—
Electronic Components – Semiconductors	—	96,629,462	—
Entertainment Software	—	129,539,697	—
Finance - Mortgage Loan Banker	—	52,063,471	—
Food - Retail	—	43,332,123	—
Hotels and Motels	—	197,177,986	—
Independent Power Producer	—	25,405,646	—
Internet Content - Entertainment	—	124,926,187	—
Oil and Gas Drilling	—	29,900,837	—
Oil Companies - Exploration and Production	268,748,303	81,539,093	—
Oil Companies - Integrated	89,229,634	410,143,420	—
Oil Refining and Marketing	—	464,277,684	—
Property and Casualty Insurance	—	79,060,082	—
Real Estate Operating/Development	73,198,825	518,976,962	—
Sugar	150,319,382	20,032,894	—
Telecommunication Services	—	13,148,379	—
Toys	—	330,278,032	—
All Other	590,793,450	—	—
Right	7,699,864	—	—
Money Market	—	64,477,000	—
Total Investments in Securities	$1,856,532,841	$5,020,221,914	$—
Other Financial Instruments(b)	$—	$60,039,360	$—

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Overseas Fund	$ 1,245,640,229

Janus Protected Series - Global

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 51.4%
Agricultural Chemicals — 0.6%
190	Syngenta A.G.**	$64,887
Airlines — 0.4%
2,125	United Continental Holdings, Inc.*	51,701
Apparel Manufacturers — 1.0%
776	Coach, Inc.	45,380
10,400	Prada SpA	70,681
		116,061
Applications Software — 0.8%
401	Intuit, Inc.	23,799
2,154	Microsoft Corp.**	65,891
		89,690
Athletic Footwear — 0.4%
509	NIKE, Inc. - Class B	44,680
Automotive - Cars and Light Trucks — 0.9%
3,846	Ford Motor Co.	36,883
12,000	Isuzu Motors, Ltd.**	64,168
		101,051
Automotive - Truck Parts and Equipment - Original — 0.7%
295	Mando Corp.	43,946
677	WABCO Holdings, Inc.*	35,834
		79,780
Beverages - Non-Alcoholic — 0.3%
497	Monster Beverage Corp.*	35,386
Beverages - Wine and Spirits — 0.7%
755	Pernod-Ricard S.A.**	80,754
Brewery — 0.7%
1,942	SABMiller PLC**	77,992
Cable/Satellite Television — 1.0%
1,291	Comcast Corp. - Class A	41,273
575	Kabel Deutschland Holding A.G.	35,778
501	Time Warner Cable, Inc.	41,132
		118,183
Casino Hotels — 0.4%
4,427	MGM Resorts International*	49,405
Cellular Telecommunications — 0.3%
1,379	America Movil S.A.B. de C.V. (ADR)	35,937
Chemicals - Diversified — 0.3%
973	LyondellBasell Industries N.V. - Class A	39,183
Commercial Banks — 0.9%
2,700	Banco do Brasil S.A.	26,258
44,000	China Construction Bank Corp.	30,338
1,257	Sberbank of Russia (ADR)	13,673
1,794	Standard Chartered PLC	39,104
		109,373
Commercial Services - Finance — 0.3%
73	MasterCard, Inc. - Class A	31,398
Computer Aided Design — 0.4%
1,245	Autodesk, Inc.*	43,563
Computers — 1.3%
265	Apple, Inc.*	154,760
Computers - Memory Devices — 0.7%
2,164	EMC Corp.*	55,464
776	NetApp, Inc.*	24,692
		80,156
Consulting Services — 0.6%
1,231	Gartner, Inc.*	52,994
315	Verisk Analytics, Inc. - Class A*	15,517
		68,511
Consumer Products - Miscellaneous — 0.3%
20,400	Samsonite International S.A.	34,536
Containers - Metal and Glass — 0.4%
1,238	Crown Holdings, Inc.*	42,699
Cosmetics and Toiletries — 0.7%
748	Colgate-Palmolive Co.**	77,867
Decision Support Software — 0.2%
608	MSCI, Inc.*	20,684
Dialysis Centers — 0.3%
380	DaVita, Inc.*	37,320
Distribution/Wholesale — 0.6%
737	Fastenal Co.	29,709
22,000	Li & Fung, Ltd.	42,691
		72,400
Diversified Banking Institutions — 0.4%
571	Deutsche Bank A.G.	20,748
560	JPMorgan Chase & Co.	20,009
		40,757
Diversified Operations — 0.8%
870	Danaher Corp.	45,310
795	Dover Corp.	42,620
		87,930
E-Commerce/Products — 0.8%
176	Amazon.com, Inc.*	40,190
1,100	eBay, Inc.*	46,211
		86,401
Electronic Components - Miscellaneous — 0.4%
1,343	TE Connectivity, Ltd. (U.S. Shares)	42,855
Electronic Components – Semiconductors — 1.0%
5,236	ARM Holdings PLC	41,690
1,406	International Rectifier Corp.*	28,106
5,784	ON Semiconductor Corp.*	41,066
		110,862
Electronic Connectors — 0.3%
657	Amphenol Corp. - Class A	36,082
Electronic Measuring Instruments — 0.9%
400	Keyence Corp.**	98,946
Enterprise Software/Services — 0.5%
1,922	Oracle Corp.	57,083
Entertainment Software — 0.4%
2,200	Nexon Co., Ltd.	43,047
Finance - Credit Card — 0.2%
393	American Express Co.	22,877
Food - Miscellaneous/Diversified — 0.6%
1,155	Danone S.A.**	71,693
Food - Retail — 0.6%
431	Whole Foods Market, Inc.	41,083
1,261	X5 Retail Group N.V. (GDR)	28,894
		69,977
Hotels and Motels — 0.6%
1,292	Marriott International, Inc. - Class A	50,647
12,000	Shangri-La Asia, Ltd.	23,015
		73,662
Industrial Automation and Robotics — 1.0%
700	FANUC Corp.**	115,030
Instruments - Controls — 0.3%
1,341	Sensata Technologies Holding N.V.*	35,912
Insurance Brokers — 0.2%
518	Aon PLC	24,232
Internet Content - Entertainment — 0.2%
3,735	Zynga, Inc. - Class A*	20,318
Internet Gambling — 0.4%
28,882	Bwin.Party Digital Entertainment PLC	49,836
Investment Management and Advisory Services — 0.2%
312	T. Rowe Price Group, Inc.	19,644
Life and Health Insurance — 1.0%
18,800	AIA Group, Ltd.	64,823
4,182	Prudential PLC	48,447
		113,270
Machinery - General Industrial — 0.4%
2,100	Nabtesco Corp.	46,700
Machinery - Pumps — 0.3%
1,437	Weir Group PLC	34,653
Medical - Biomedical and Genetic — 1.5%
634	Celgene Corp.*	40,677
732	Gilead Sciences, Inc.*	37,537
1,187	Incyte Corp., Ltd.*	26,945
286	Regeneron Pharmaceuticals, Inc.*	32,667
587	Vertex Pharmaceuticals, Inc.*	32,825
		170,651
Medical - Drugs — 1.5%
338	Allergan, Inc.	31,289
672	Jazz Pharmaceuticals PLC*	30,247
545	Sanofi	41,321
1,442	Shire PLC	41,438
750	Valeant Pharmaceuticals International, Inc.	33,653
		177,948
Medical - HMO — 0.6%
924	Aetna, Inc.	35,824
385	Humana, Inc.	29,814
		65,638
Medical - Wholesale Drug Distributors — 0.3%
774	AmerisourceBergen Corp.	30,457
Medical Products — 0.2%
473	Covidien PLC (U.S. Shares)	25,305
Metal - Diversified — 0.4%
5,139	Ivanhoe Mines, Ltd.*	50,693
Metal - Iron — 0.5%
10,579	Fortescue Metals Group, Ltd.	54,056
Metal Processors and Fabricators — 0.4%
271	Precision Castparts Corp.	44,577
Multimedia — 1.0%
3,120	News Corp. - Class A**	69,545
840	Walt Disney Co.	40,740
		110,285
Networking Products — 0.4%
2,434	Cisco Systems, Inc.	41,792
Oil - Field Services — 0.6%
2,232	AMEC PLC	35,222
554	Schlumberger, Ltd. (U.S. Shares)	35,960
		71,182
Oil and Gas Drilling — 0.1%
397	Helmerich & Payne, Inc.	17,262
Oil Companies - Exploration and Production — 2.2%
1,358	Canadian Natural Resources, Ltd.	36,438
244	Continental Resources, Inc.*	16,255
470	Noble Energy, Inc.	39,865
345	Occidental Petroleum Corp.	29,591
3,800	OGX Petroleo e Gas Participacoes S.A.*	10,407
4,162	Ophir Energy PLC*	37,845
2,427	Tullow Oil PLC	56,017
604	Whitting Petroleum Corp.*	24,837
		251,255
Oil Companies - Integrated — 1.1%
2,421	BG Group PLC	49,545
3,200	Petroleo Brasileiro S.A.	30,116
655	Royal Dutch Shell PLC (ADR)	44,167
		123,828
Oil Field Machinery and Equipment — 0.2%
281	National Oilwell Varco, Inc.	18,108
Pharmacy Services — 0.6%
799	Express Scripts Holding Co.*	44,608
828	Omnicare, Inc.	25,859
		70,467
Printing - Commercial — 0.2%
750	VistaPrint N.V. (U.S. Shares)*	24,225
Real Estate Management/Services — 0.4%
332	Jones Lang LaSalle, Inc.	23,363
1,000	Mitsubishi Estate Co., Ltd.	17,942
		41,305
Real Estate Operating/Development — 0.4%
10,000	Hang Lung Properties, Ltd.	34,041
9,200	PDG Realty S.A. Empreendimentos e Participacoes	16,080
		50,121
Retail - Apparel and Shoe — 0.7%
100	Fast Retailing Co., Ltd.	20,078
1,320	Limited Brands, Inc.	56,140
		76,218
Retail - Bedding — 0.3%
526	Bed Bath & Beyond, Inc.*	32,507
Retail - Jewelry — 0.4%
934	Cie Financiere Richemont S.A.	51,277
Retail - Major Department Stores — 0.6%
788	J.C. Penney Co., Inc.*	18,368
1,013	Nordstrom, Inc.	50,336
		68,704
Retail - Restaurants — 0.3%
2,022	Arcos Dorados Holdings, Inc. - Class A	29,885
Semiconductor Components/Integrated Circuits — 1.0%
7,065	Atmel Corp.*	47,335
25,000	Taiwan Semiconductor Manufacturing Co., Ltd.	68,463
		115,798
Semiconductor Equipment — 0.6%
1,366	ASML Holding N.V. (U.S. Shares)**	70,240
Soap and Cleaning Preparations — 0.4%
895	Reckitt Benckiser Group PLC**	47,196
Software Tools — 0.2%
241	VMware, Inc. - Class A*	21,941
Steel - Producers — 0.5%
1,514	ArcelorMittal	23,385
1,992	ThyssenKrupp A.G.	32,447
		55,832
Telecommunication Services — 0.8%
2,203	Amdocs, Ltd. (U.S. Shares)**	65,473
1,200	Virgin Media, Inc.	29,268
		94,741
Television — 0.4%
1,430	CBS Corp. - Class B	46,875
Therapeutics — 0.4%
1,169	BioMarin Pharmaceutical, Inc.*	46,269
Tobacco — 1.3%
2,200	Japan Tobacco, Inc.**	65,206
988	Philip Morris International, Inc.**	86,213
		151,419
Toys — 0.6%
1,858	Mattel, Inc.	60,273
100	Nintendo Co., Ltd.	11,671
		71,944
Transactional Software — 0.2%
564	Solera Holdings, Inc.	23,570
Transportation - Railroad — 1.0%
1,606	Canadian Pacific Railway, Ltd.**	117,902
Transportation - Services — 1.3%
707	Koninklijke Vopak N.V.	45,330
631	Kuehne + Nagel International A.G.**	66,813
411	United Parcel Service, Inc. - Class B	32,370
		144,513
Wireless Equipment — 1.1%
820	Crown Castle International Corp.*	48,101
822	Motorola Solutions, Inc.	39,547
4,647	Telefonaktiebolaget L.M. Ericsson - Class B	42,420
		130,068
Total Common Stock (cost $5,663,269)		5,895,778
Right — 0%
Metal - Diversified — 0%
4,751	Ivanhoe Mines, Ltd.* (cost $0)	4,295
U.S. Treasury Notes/Bonds — 0.3%
U.S. Treasury Notes/Bonds:
$15,000	0.8750%, 11/30/16	15,149
15,000	1.3750%, 11/30/18	15,342
Total U.S. Treasury Notes/Bonds (cost $29,889)		30,491
Money Market — 48.3%
5,550,408	Janus Cash Liquidity Fund LLC, 0% (cost $5,550,408)	5,550,408
Capital Protection Agreement — 0%
1	Janus Protected Series - Globalºº,§ exercise price at 6/30/12 $9.17 - $9.19 (cost $0)	0
Total Investments (total cost $11,243,566) – 100%		$ 11,480,972

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$54,056	0.5%
Bermuda	65,706	0.6%
Brazil	82,861	0.7%
Canada	242,981	2.1%
China	30,338	0.3%
Curacao	35,960	0.3%
France	193,768	1.7%
Germany	88,973	0.8%
Gibraltar	49,836	0.4%
Guernsey	65,473	0.6%
Hong Kong	98,864	0.9%
Ireland	55,552	0.5%
Italy	70,681	0.6%
Japan	482,788	4.2%
Jersey	41,438	0.3%
Luxembourg	57,921	0.5%
Mexico	35,937	0.3%
Netherlands	243,784	2.1%
Russia	13,673	0.1%
South Korea	43,946	0.4%
Sweden	42,420	0.4%
Switzerland	225,832	2.0%
Taiwan	68,463	0.6%
United Kingdom	536,110	4.7%
United States††	8,523,726	74.2%
Virgin Islands (British)	29,885	0.2%
Total	$11,480,972	100.0%

†† Includes Cash Equivalents (25.9% excluding Cash Equivalents).

Schedule of Written Options – Calls	Value
BNP IVIX Index expires September 2012 1,679 contracts exercise price $0.00	$(9,929)
BNP IVIX Index expires September 2012 3,140 contracts exercise price $0.00	(19,883)
Total Written Options - Calls (premiums received $0)	$(29,812)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of June 30, 2012)

		Value as a %
	Value	of Investment Securities
Janus Protected Series – Global Capital Protection Agreement	$ -	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2012)

				Value as a %
	Acquisition	Acquisition		of Investment
	Date	Cost	Value	Securities
Janus Protected Series – Global Capital Protection Agreement	12/15/11	$ -	$ -	0.0%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Agricultural Chemicals	$ —	$ 64,887	$ —
Apparel Manufacturers	45,380	70,681	—
Automotive - Cars and Light Trucks	36,883	64,168	—
Automotive - Truck Parts and Equipment - Original	35,834	43,946	—
Beverages - Wine and Spirits	—	80,754	—
Brewery	—	77,992	—
Cable/Satellite Television	82,405	35,778	—
Cellular Telecommunications	—	35,937	—
Commercial Banks	26,258	83,115	—
Consumer Products - Miscellaneous	—	34,536	—
Distribution/Wholesale	29,709	42,691	—
Diversified Banking Institutions	20,009	20,748	—
Electronic Components - Semiconductors	69,172	41,690	—
Electronic Measuring Instruments	—	98,946	—
Entertainment Software	—	43,047	—
Food - Miscellaneous/Diversified	—	71,693	—
Food - Retail	41,083	28,894	—
Hotels and Motels	50,647	23,015	—
Industrial Automation and Robotics	—	115,030	—
Internet Gambling	—	49,836	—
Life and Health Insurance	—	113,270	—
Machinery - General Industrial	—	46,700	—
Machinery - Pumps	—	34,653	—
Medical - Drugs	95,189	82,759	—
Metal - Iron	—	54,056	—
Oil - Field Services	35,960	35,222	—
Oil Companies - Exploration and Production	157,393	93,862	—
Oil Companies - Integrated	30,116	93,712	—
Real Estate Management/Services	23,363	17,942	—
Real Estate Operating/Development	16,080	34,041	—
Retail - Apparel and Shoe	56,140	20,078	—
Retail - Jewelry	—	51,277	—
Semiconductor Components/Integrated Circuits	47,335	68,463	—
Soap and Cleaning Preparations	—	47,196	—
Steel - Producers	—	55,832	—
Tobacco	86,213	65,206	—
Toys	60,273	11,671	—
Transportation - Services	32,370	112,143	—
Wireless Equipment	87,648	42,420
All Other	2,522,431	—	—

Right	—	4,295	—

U.S. Treasury Notes/Bonds	—	30,491	—

Money Market	—	5,550,408	—

Total Investments in Securities	$ 3,687,891	$7,793,081	$ —
Other Financial Instruments(b)	$ —	$ (29,812)	$ —

(a) Includes fair value factors.

(b) Other financial instruments include the capital protection agreement, futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended June 30, 2012)
	Balance as of December 15, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of June 30, 2012
Investments in Securities:
Capital Protection Agreement
Janus Protected Series – Global(a)	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(a) Fund started operations on December 15, 2011.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Protected Series - Global	$ 1,134,234

Janus Protected Series - Growth

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 35.0%
Apparel Manufacturers — 0.5%
2,018	Coach, Inc.	$118,013
76,572	Prada SpA	520,402
		638,415
Applications Software — 0.5%
5,121	Intuit, Inc.	303,931
13,789	Microsoft Corp.	421,806
		725,737
Athletic Footwear — 0.4%
6,979	NIKE, Inc. - Class B	612,617
Beverages - Wine and Spirits — 0.6%
7,187	Pernod-Ricard S.A.	768,715
Brewery — 1.2%
12,604	Anheuser-Busch InBev N.V. (ADR)	1,003,908
15,217	SABMiller PLC	611,129
		1,615,037
Cable/Satellite Television — 0.6%
10,264	Time Warner Cable, Inc.	842,674
Commercial Banks — 0.4%
17,000	Banco do Brasil S.A.	165,327
16,501	Standard Chartered PLC	359,678
		525,005
Commercial Services - Finance — 0.2%
759	MasterCard, Inc. - Class A	326,453
Computer Aided Design — 0.5%
2,657	ANSYS, Inc.*	167,683
15,398	Autodesk, Inc.*	538,776
		706,459
Computers — 3.4%
7,942	Apple, Inc.*,**	4,638,128
Computers - Integrated Systems — 0.1%
2,352	Teradata Corp.*	169,368
Computers - Memory Devices — 0.5%
26,831	EMC Corp.*	687,679
Consulting Services — 0.2%
5,921	Verisk Analytics, Inc. - Class A*	291,668
Containers - Metal and Glass — 0.7%
23,753	Ball Corp.**	975,061
Cosmetics and Toiletries — 0.4%
5,588	Colgate-Palmolive Co.	581,711
Distribution/Wholesale — 0.3%
4,335	Fastenal Co.	174,744
1,388	W.W. Grainger, Inc.	265,441
		440,185
Diversified Operations — 0.8%
15,277	Danaher Corp.	795,626
6,489	Tyco International, Ltd. (U.S. Shares)	342,944
		1,138,570
E-Commerce/Products — 1.6%
2,997	Amazon.com, Inc.*	684,365
37,335	eBay, Inc.*,**	1,568,443
		2,252,808
Electronic Components - Miscellaneous — 0.6%
26,428	TE Connectivity, Ltd. (U.S. Shares)	843,317
Electronic Components – Semiconductors — 0.3%
66,506	ON Semiconductor Corp.*	472,193
Electronic Connectors — 0.4%
10,054	Amphenol Corp. - Class A	552,166
Enterprise Software/Services — 0.9%
43,748	Oracle Corp.**	1,299,316
Industrial Automation and Robotics — 0.5%
4,100	FANUC Corp.	673,745
Industrial Gases — 0.6%
7,588	Praxair, Inc.	825,043
Instruments - Controls — 0.5%
27,766	Sensata Technologies Holding N.V.*	743,573
Internet Content - Entertainment — 0.2%
44,000	Zynga, Inc. - Class A*	239,360
Internet Content - Information/News — 0.1%
1,067	LinkedIn Corp. - Class A*	113,390
Internet Media — 0.2%
7,422	Facebook, Inc. - Class A*	230,973
Investment Management and Advisory Services — 0.4%
7,876	T. Rowe Price Group, Inc.	495,873
Life and Health Insurance — 0.4%
23,553	Prudential PLC (ADR)	546,430
Medical - Biomedical and Genetic — 1.7%
17,619	Celgene Corp.*,**	1,130,435
9,143	Gilead Sciences, Inc.*	468,853
13,031	Vertex Pharmaceuticals, Inc.*	728,694
		2,327,982
Medical - Drugs — 0.6%
9,532	Shire PLC	273,913
10,910	Valeant Pharmaceuticals International, Inc.	488,659
		762,572
Medical - Generic Drugs — 0.8%
8,985	Perrigo Co.**	1,059,601
Medical - HMO — 0.2%
5,814	Aetna, Inc.	225,409
Medical - Wholesale Drug Distributors — 0.3%
11,631	AmerisourceBergen Corp.	457,680
Medical Products — 1.0%
18,673	Covidien PLC (U.S. Shares)	999,005
5,431	Varian Medical Systems, Inc.*	330,042
		1,329,047
Metal Processors and Fabricators — 1.0%
8,132	Precision Castparts Corp.**	1,337,633
Multimedia — 0.3%
7,477	Walt Disney Co.	362,634
Oil - Field Services — 0.1%
2,389	Schlumberger, Ltd. (U.S. Shares)	155,070
Oil and Gas Drilling — 0.3%
8,399	Helmerich & Payne, Inc.	365,189
Oil Companies - Exploration and Production — 0.8%
3,270	EOG Resources, Inc.	294,660
4,632	Noble Energy, Inc.	392,886
3,052	Occidental Petroleum Corp.	261,770
38,300	OGX Petroleo e Gas Participacoes S.A.*	104,895
		1,054,211
Oil Companies - Integrated — 0.1%
10,171	Petroleo Brasileiro S.A. (ADR)	190,910
Oil Field Machinery and Equipment — 0.4%
9,018	Dresser-Rand Group, Inc.*	401,662
2,247	National Oilwell Varco, Inc.	144,796
		546,458
Pharmacy Services — 0.7%
16,406	Express Scripts Holding Co.*	915,947
Pipelines — 0.9%
36,632	Kinder Morgan, Inc.**	1,180,283
REIT - Health Care — 0.1%
1,949	Ventas, Inc.	123,021
Retail - Apparel and Shoe — 1.0%
31,367	Limited Brands, Inc.**	1,334,038
Retail - Auto Parts — 0.5%
1,823	AutoZone, Inc.*	669,351
Retail - Discount — 1.0%
15,149	Costco Wholesale Corp.**	1,439,155
Retail - Major Department Stores — 1.0%
16,565	J.C. Penney Co., Inc.*	386,130
19,140	Nordstrom, Inc.	951,067
		1,337,197
Retail - Restaurants — 0.2%
5,407	Starbucks Corp.	288,301
Semiconductor Components/Integrated Circuits — 0.6%
45,954	Atmel Corp.*	307,892
34,287	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	478,646
		786,538
Soap and Cleaning Preparations — 0.3%
8,159	Reckitt Benckiser Group PLC	430,251
Telecommunication Services — 0.3%
16,250	Amdocs, Ltd. (U.S. Shares)	482,950
Television — 0.6%
26,486	CBS Corp. - Class B**	868,211
Tobacco — 0.4%
5,853	Philip Morris International, Inc.	510,733
Toys — 0.5%
23,002	Mattel, Inc.	746,185
Transportation - Railroad — 0.4%
4,780	Canadian Pacific Railway, Ltd.	350,915
1,600	Union Pacific Corp.	190,896
		541,811
Transportation - Services — 0.2%
5,436	C.H. Robinson Worldwide, Inc.	318,169
Wireless Equipment — 0.7%
9,163	Crown Castle International Corp.*	537,502
9,229	Motorola Solutions, Inc.	444,007
		981,509
Total Common Stock (cost $43,656,459)		48,099,715
Purchased Option - Call — 0.1%
305	SPDR S&P 500 Trust (ETF) expires September 2012 exercise price $135.00 (premiums paid $121,390)	152,639
U.S. Treasury Notes/Bonds — 2.0%
U.S. Treasury Notes/Bonds:
$1,250,000	1.0000%, 9/30/16	1,269,434
1,520,000	0.8750%, 11/30/16	1,535,081
Total U.S. Treasury Notes/Bonds (cost $2,778,425)		2,804,515
Money Market — 62.9%
86,520,087	Janus Cash Liquidity Fund LLC, 0% (cost $86,520,087)	86,520,087
Capital Protection Agreement — 0%
1	Janus Protected Series – Growthºº,§ exercise price at 6/30/12 $8.13 (cost $0)	0
Total Investments (total cost $133,076,361) – 100%		$137,576,956

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Belgium	$1,003,908	0.7%
Brazil	461,132	0.3%
Canada	839,574	0.6%
Curacao	155,070	0.1%
France	768,715	0.6%
Guernsey	482,950	0.4%
Ireland	999,005	0.7%
Italy	520,402	0.4%
Japan	673,745	0.5%
Jersey	273,913	0.2%
Netherlands	743,573	0.5%
Switzerland	1,186,261	0.9%
Taiwan	478,646	0.4%
United Kingdom	1,947,488	1.4%
United States††	127,042,574	92.3%
Total	$137,576,956	100.0%

††	Includes Cash Equivalents (29.5% excluding Cash Equivalents). ___________________________________________________________________________________________________________

Financial Future - Short
214 Contracts	S&P 500® E-mini expires September 2012, principal amount 14,126,003 value $14,513,480, cumulative depreciation	$(387,477)

Schedule of Written Options – Calls	Value
BNP IVIX Index expires July 2012 22,393 contracts exercise price $0.00	$(88,343)
BNP IVIX Index expires September 2012 18,317 contracts exercise price $0.00	(115,982)
Total Written Options - Calls (premiums received $0)	$(204,325)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ETF	Exchange-Trade Fund
PLC	Public Limited Company
SPDR	Standard & Poor’s Depositary Receipt
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of June 30, 2012)

		Value as a % of Investment
	Value	Securities
Janus Protected Series – Growth Capital Protection Agreement	$ -	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2012)

				Value as a %
	Acquisition	Acquisition		of Investment
	Date	Cost	Value	Securities
Janus Protected Series – Growth Capital Protection Agreement	5/4/11	$ -	$ -	0.0%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Apparel Manufacturers	$118,013	$520,402	$—
Beverages - Wine and Spirits	—	768,715	—
Brewery	—	1,615,037	—
Commercial Banks	165,327	359,678	—
Industrial Automation and Robotics	—	673,745	—
Life and Health Insurance	—	546,430	—
Medical - Drugs	488,659	273,913	—
Oil Companies - Integrated	—	190,910	—
Soap and Cleaning Preparations	—	430,251	—
All Other	41,948,635	—	—

U.S. Treasury Notes/Bonds	—	2,804,515	—

Money Market	—	86,520,087	—

Total Investments in Securities	$ 42,720,634	$94,703,683	$ —
Investments in Purchased Options	$ —	$ 152,639	$ —
Other Financial Instruments(b)	$ —	$ (591,802)	$ —

(a) Includes fair value factors.

(b) Other financial instruments include the capital protection agreement, futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended June 30, 2012)

	Balance as of September 30, 2011	Realized Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of June 30, 2012
Investments in Securities:
Capital Protection Agreement	$ -	$ -	$ -	$ -	$ -	$ -	$ -

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Protected Series - Growth	$ 14,803,742

Janus Research Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 99.1%
Airlines — 0.7%
953,119	United Continental Holdings, Inc.*	$23,189,385
Apparel Manufacturers — 1.6%
524,596	Coach, Inc.	30,678,374
2,965,000	Prada SpA**	20,150,885
		50,829,259
Applications Software — 3.6%
591,699	Intuit, Inc.	35,117,336
2,653,267	Microsoft Corp.**	81,163,437
		116,280,773
Athletic Footwear — 1.0%
371,050	NIKE, Inc. - Class B	32,570,769
Automotive - Cars and Light Trucks — 1.5%
4,616,417	Ford Motor Co.	44,271,439
1,150,000	Isuzu Motors, Ltd.**	6,149,411
		50,420,850
Automotive - Truck Parts and Equipment - Original — 0.6%
382,617	WABCO Holdings, Inc.*	20,251,918
Beverages - Wine and Spirits — 0.6%
207,339	Brown-Forman Corp. - Class B	20,080,782
Brewery — 0.4%
344,821	SABMiller PLC**	13,848,330
Cable/Satellite Television — 2.0%
1,006,367	Comcast Corp. - Class A	32,173,553
387,453	Time Warner Cable, Inc.	31,809,891
		63,983,444
Casino Hotels — 0.7%
2,160,158	MGM Resorts International*	24,107,363
Cellular Telecommunications — 0.7%
815,642	America Movil S.A.B. de C.V. (ADR)	21,255,631
Chemicals - Diversified — 1.0%
780,464	LyondellBasell Industries N.V. - Class A**	31,429,285
Commercial Services - Finance — 0.7%
50,855	MasterCard, Inc. - Class A	21,873,244
Computer Aided Design — 0.9%
839,208	Autodesk, Inc.*	29,363,888
Computers — 3.8%
214,258	Apple, Inc.*	125,126,672
Computers - Memory Devices — 0.7%
674,464	NetApp, Inc.*	21,461,444
Consulting Services — 1.0%
732,855	Gartner, Inc.*	31,549,408
Containers - Metal and Glass — 1.0%
944,776	Crown Holdings, Inc.*	32,585,324
Cosmetics and Toiletries — 2.0%
481,877	Colgate-Palmolive Co.	50,163,395
295,056	Estee Lauder Cos., Inc. - Class A	15,968,431
		66,131,826
Decision Support Software — 0.5%
441,610	MSCI, Inc.*	15,023,572
Dialysis Centers — 0.7%
243,783	DaVita, Inc.*	23,941,928
Distribution/Wholesale — 0.7%
1,214,459	Adani Enterprises, Ltd.	4,884,010
433,582	Fastenal Co.	17,477,691
		22,361,701
Diversified Banking Institutions — 0.4%
390,393	JPMorgan Chase & Co.	13,948,742
Diversified Operations — 3.1%
1,436,640	Danaher Corp.	74,820,211
487,315	Dover Corp.	26,124,957
		100,945,168
E-Commerce/Products — 2.3%
131,491	Amazon.com, Inc.*	30,025,970
1,098,538	eBay, Inc.*	46,149,581
		76,175,551
Electronic Components - Miscellaneous — 2.1%
2,122,566	TE Connectivity, Ltd. (U.S. Shares)**	67,731,081
Electronic Components – Semiconductors — 2.0%
3,821,645	ARM Holdings PLC**	30,428,447
945,143	International Rectifier Corp.*	18,893,409
2,424,827	ON Semiconductor Corp.*	17,216,272
		66,538,128
Electronic Connectors — 1.0%
580,584	Amphenol Corp. - Class A	31,885,673
Enterprise Software/Services — 2.6%
2,883,476	Oracle Corp.	85,639,237
Finance - Credit Card — 1.3%
316,988	American Express Co.	18,451,872
301,485	Discover Financial Services	10,425,351
113,586	Visa, Inc. - Class A	14,042,637
		42,919,860
Food - Confectionary — 1.3%
574,519	Hershey Co.	41,382,604
Hotels and Motels — 1.0%
840,609	Marriott International, Inc. - Class A	32,951,873
Industrial Automation and Robotics — 1.0%
188,600	FANUC Corp.**	30,992,276
Instruments - Controls — 0.6%
790,650	Sensata Technologies Holding N.V.*,**	21,173,607
Insurance Brokers — 0.5%
331,083	Aon PLC **	15,488,063
Internet Content - Entertainment — 0.3%
2,028,080	Zynga, Inc. - Class A*	11,032,755
Internet Gambling — 0.4%
7,014,752	Bwin.Party Digital Entertainment PLC**	12,104,069
Investment Management and Advisory Services — 0.4%
192,399	T. Rowe Price Group, Inc.	12,113,441
Life and Health Insurance — 0.4%
4,134,000	AIA Group, Ltd.	14,254,269
Machinery - General Industrial — 0.7%
219,639	Roper Industries, Inc.	21,652,013
Medical - Biomedical and Genetic — 2.6%
453,971	Celgene Corp.*	29,126,779
354,074	Gilead Sciences, Inc.*	18,156,915
175,762	Regeneron Pharmaceuticals, Inc.*	20,075,536
315,284	Vertex Pharmaceuticals, Inc.*	17,630,681
		84,989,911
Medical - Drugs — 3.2%
319,423	Abbott Laboratories	20,593,201
231,591	Allergan, Inc.	21,438,379
401,956	Jazz Pharmaceuticals PLC*,**	18,092,039
843,614	Shire PLC**	24,242,203
450,719	Valeant Pharmaceuticals International, Inc.**	20,187,704
		104,553,526
Medical - HMO — 1.2%
542,190	Aetna, Inc.	21,020,706
222,073	Humana, Inc.	17,197,333
		38,218,039
Medical - Wholesale Drug Distributors — 0.5%
382,868	AmerisourceBergen Corp.	15,065,856
Medical Products — 0.6%
391,810	Covidien PLC (U.S. Shares)**	20,961,835
Metal - Diversified — 0.4%
1,469,703	Ivanhoe Mines, Ltd.*,**	14,497,758
Metal - Iron — 0.3%
2,125,561	Fortescue Metals Group, Ltd.	10,861,007
Metal Processors and Fabricators — 1.2%
243,638	Precision Castparts Corp.	40,076,015
Multimedia — 2.5%
2,173,532	News Corp. - Class A	48,448,028
658,846	Walt Disney Co.	31,954,031
		80,402,059
Networking Products — 1.5%
2,939,056	Cisco Systems, Inc.	50,463,592
Oil - Field Services — 1.0%
482,340	Schlumberger, Ltd. (U.S. Shares)	31,308,689
Oil and Gas Drilling — 0.7%
508,934	Helmerich & Payne, Inc.	22,128,450
Oil Companies - Exploration and Production — 5.2%
319,342	Continental Resources, Inc.*	21,274,564
378,833	EOG Resources, Inc.	34,136,642
438,509	Noble Energy, Inc.	37,194,333
434,774	Occidental Petroleum Corp.	37,290,566
1,572,700	OGX Petroleo e Gas Participacoes S.A.*	4,307,265
604,187	Tullow Oil PLC**	13,944,982
505,473	Whitting Petroleum Corp.*	20,785,050
		168,933,402
Oil Companies - Integrated — 0.8%
596,550	BG Group PLC**	12,208,134
200,453	Royal Dutch Shell PLC (ADR)**	13,516,546
		25,724,680
Oil Field Machinery and Equipment — 0.5%
264,012	National Oilwell Varco, Inc.	17,012,933
Pharmacy Services — 1.7%
646,456	Express Scripts Holding Co.*	36,091,638
590,811	Omnicare, Inc.	18,451,028
		54,542,666
Pipelines — 0.9%
553,189	Enterprise Products Partners L.P.	28,345,404
Real Estate Management/Services — 0.4%
204,580	Jones Lang LaSalle, Inc.	14,396,295
Real Estate Operating/Development — 0.1%
1,912,600	PDG Realty S.A. Empreendimentos e Participacoes	3,342,907
REIT - Health Care — 0.5%
280,465	Ventas, Inc.	17,702,951
Retail - Apparel and Shoe — 1.1%
855,283	Limited Brands, Inc.	36,375,186
Retail - Auto Parts — 0.6%
57,343	AutoZone, Inc.*	21,054,629
Retail - Bedding — 0.6%
335,240	Bed Bath & Beyond, Inc.*	20,717,832
Retail - Discount — 2.1%
544,385	Costco Wholesale Corp.	51,716,575
269,224	Family Dollar Stores, Inc.	17,898,012
		69,614,587
Retail - Gardening Products — 0.6%
228,400	Tractor Supply Co.	18,970,904
Retail - Jewelry — 0.4%
262,382	Cie Financiere Richemont S.A.**	14,404,976
Retail - Major Department Stores — 2.2%
558,360	J.C. Penney Co., Inc.*	13,015,372
669,971	Nordstrom, Inc.	33,290,859
563,956	TJX Cos., Inc.	24,210,631
		70,516,862
Retail - Restaurants — 1.0%
374,867	McDonald's Corp.	33,186,976
Semiconductor Components/Integrated Circuits — 2.9%
5,168,706	Atmel Corp.*	34,630,330
21,737,000	Taiwan Semiconductor Manufacturing Co., Ltd.	59,526,970
		94,157,300
Semiconductor Equipment — 1.1%
691,335	ASML Holding N.V. (U.S. Shares)**	35,548,446
Software Tools — 0.6%
211,174	VMware, Inc. - Class A*	19,225,281
Telecommunication Services — 1.1%
1,157,102	Amdocs, Ltd. (U.S. Shares)**	34,389,071
Television — 1.1%
1,132,063	CBS Corp. - Class B	37,109,025
Therapeutics — 0.7%
569,241	BioMarin Pharmaceutical, Inc.*	22,530,559
Tobacco — 1.9%
573,800	Japan Tobacco, Inc.**	17,006,925
501,906	Philip Morris International, Inc.	43,796,318
		60,803,243
Toys — 1.1%
1,128,185	Mattel, Inc.	36,598,321
Transactional Software — 0.5%
395,120	Solera Holdings, Inc.	16,512,065
Transportation - Railroad — 2.0%
541,968	Union Pacific Corp.	64,662,202
Transportation - Services — 2.0%
379,479	C.H. Robinson Worldwide, Inc.	22,210,906
541,261	United Parcel Service, Inc. - Class B	42,629,716
		64,840,622
Wireless Equipment — 1.9%
551,490	Crown Castle International Corp.*	32,350,403
611,673	Motorola Solutions, Inc.	29,427,588
		61,777,991
Total Common Stock (cost $2,758,042,545)		3,233,119,259
Right — 0%
Metal - Diversified — 0%
1,469,703	Ivanhoe Mines, Ltd.*,** (cost $0)	1,328,480
Money Market — 0.9%
29,012,000	Janus Cash Liquidity Fund LLC, 0% (cost $29,012,000)	29,012,000
Total Investments (total cost $2,787,054,545) – 100%		$3,263,459,739

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Australia	$10,861,007	0.3%
Brazil	7,650,172	0.2%
Canada	36,013,942	1.1%
Curacao	31,308,689	1.0%
Gibraltar	12,104,069	0.4%
Guernsey	34,389,071	1.1%
Hong Kong	14,254,269	0.4%
India	4,884,010	0.2%
Ireland	39,053,874	1.2%
Italy	20,150,885	0.6%
Japan	54,148,612	1.7%
Jersey	24,242,203	0.7%
Mexico	21,255,631	0.7%
Netherlands	88,151,338	2.7%
Switzerland	82,136,057	2.5%
Taiwan	59,526,970	1.8%
United Kingdom	99,434,502	3.0%
United States††	2,623,894,438	80.4%
Total	$3,263,459,739	100.0%

††	Includes Cash Equivalents (79.5% excluding Cash Equivalents).

Forward Currency Contracts, Open June 30, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 7/19/12	7,500,000	$11,743,712	$1,363
Canadian Dollar 7/19/12	3,000,000	2,946,432	(29,226)
Euro 7/19/12	12,900,000	16,324,622	(74,105)
Japanese Yen 7/19/12	651,500,000	8,154,103	99,837
Swiss Franc 7/19/12	2,770,000	2,920,755	(12,618)
		42,089,624	(14,749)
HSBC Securities (USA), Inc.:
British Pound 7/12/12	7,100,000	11,117,607	4,615
Canadian Dollar 7/12/12	3,000,000	2,946,983	(23,092)
Euro 7/12/12	5,000,000	6,326,978	(59,118)
Japanese Yen 7/12/12	496,000,000	6,207,149	36,400
Swiss Franc 7/12/12	1,300,000	1,370,489	(8,320)
		27,969,206	(49,515)
JPMorgan Chase & Co.:
British Pound 8/2/12	5,300,000	8,298,547	(53,973)
Euro 8/2/12	8,000,000	10,125,121	(130,321)
Japanese Yen 8/2/12	304,000,000	3,805,700	13,012
Swiss Franc 8/2/12	2,640,000	2,784,763	(36,109)
		25,014,131	(207,391)
RBC Capital Markets Corp.:
British Pound 7/26/12	15,700,000	24,583,005	(207,185)
Canadian Dollar 7/26/12	2,000,000	1,963,920	(18,2s25)
Euro 7/26/12	10,000,000	12,655,534	(102,634)
Japanese Yen 7/26/12	760,000,000	9,513,201	49,434
		48,715,660	(278,610)
Total		$143,788,621	$(550,265)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

•	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock
Apparel Manufacturers	$30,678,374	$20,150,885	$—
Automotive - Cars and Light Trucks	44,271,439	6,149,411	—
Brewery	—	13,848,330	—
Cellular Telecommunications	—	21,255,631	—
Distribution/Wholesale	17,477,691	4,884,010	—
Electronic Components – Semiconductors	36,109,681	30,428,447	—
Industrial Automation and Robotics	—	30,992,276	—
Internet Gambling	—	12,104,069	—
Life and Health Insurance	—	14,254,269	—
Medical - Drugs	80,311,323	24,242,203	—
Metal - Iron	—	10,861,007	—
Oil Companies - Exploration and Production	154,988,420	13,944,982	—
Oil Companies - Integrated	—	25,724,680	—
Retail - Jewelry	—	14,404,976	—
Semiconductor Components/Integrated Circuits	34,630,330	59,526,970	—
Tobacco	43,796,318	17,006,925	—
All Other	2,471,076,612	—	—

Rights
Metal- Diversified	1,328,480	—	—

Money Market	—	29,012,000	—
Total Investments in Securities	$2,914,668,668	$348,791,071	$—
Other Financial Instruments(b)	$—	$(550,265)	$—

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Research Fund	$ 529,591,553

Janus Triton Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 93.5%
Aerospace and Defense — 2.5%
567,010	TransDigm Group, Inc.*	$ 76,149,443
Aerospace and Defense – Equipment — 1.9%
1,832,993	HEICO Corp. - Class A£	59,132,354
Apparel Manufacturers — 1.4%
586,305	Carter's, Inc.*	30,839,643
681,690	Maidenform Brands, Inc.*	13,579,265
		44,418,908
Applications Software — 1.9%
2,570,521	RealPage, Inc.*	59,533,266
Auction House - Art Dealer — 1.0%
1,463,175	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	31,092,469
Audio and Video Products — 0.9%
1,095,935	DTS, Inc.*,£	28,581,985
Auto Repair Centers — 0.8%
738,174	Monro Muffler Brake, Inc.	24,536,904
Automotive - Truck Parts and Equipment - Original — 1.0%
585,570	WABCO Holdings, Inc.*	30,994,220
Commercial Banks — 0.8%
437,950	SVB Financial Group*	25,716,424
Commercial Services — 3.5%
696,495	CoStar Group, Inc.*	56,555,394
1,095,860	Iron Mountain, Inc.	36,119,545
706,380	Standard Parking Corp.*	15,201,298
		107,876,237
Commercial Services - Finance — 1.8%
1,882,872	Euronet Worldwide, Inc.*	32,234,769
528,410	Global Payments, Inc.	22,843,164
		55,077,933
Computer Software — 3.3%
1,515,487	Blackbaud, Inc.	38,902,551
2,504,135	SS&C Technologies Holdings, Inc.*	62,603,375
		101,505,926
Computers - Integrated Systems — 1.1%
955,400	Jack Henry & Associates, Inc.	32,980,408
Consulting Services — 1.1%
798,158	Gartner, Inc.*	34,360,702
Data Processing and Management — 1.2%
1,810,185	Broadridge Financial Solutions, Inc.	38,502,635
Decision Support Software — 2.1%
1,871,862	MSCI, Inc.*	63,680,745
Diagnostic Equipment — 1.0%
369,535	Gen-Probe, Inc.*	30,375,777
Diagnostic Kits — 1.2%
201,450	IDEXX Laboratories, Inc.*	19,365,389
1,085,240	Quidel Corp.*	17,016,563
		36,381,952
Distribution/Wholesale — 1.7%
940,075	WESCO International, Inc.*	54,101,316
Electric Products - Miscellaneous — 0.9%
2,960,640	Graftech International, Ltd.*	28,570,176
Electronic Components – Semiconductors — 0.7%
3,138,858	ON Semiconductor Corp.*	22,285,892
Electronic Measuring Instruments — 1.9%
863,847	Measurement Specialties, Inc.*,£	28,083,666
639,464	Trimble Navigation, Ltd.*	29,421,739
		57,505,405
Filtration and Separations Products — 2.0%
1,519,770	Polypore International, Inc.*	61,383,510
Finance - Auto Loans — 0.4%
159,368	Credit Acceptance Corp.*	13,455,440
Finance - Investment Bankers/Brokers — 1.0%
945,460	LPL Financial Holdings, Inc.	31,928,184
Finance - Other Services — 1.3%
1,159,920	Higher One Holdings, Inc.*	14,174,223
949,652	MarketAxess Holdings, Inc.	25,298,729
		39,472,952
Footwear and Related Apparel — 3.4%
954,190	Deckers Outdoor Corp.*	41,993,902
1,594,750	Wolverine World Wide, Inc.	61,844,405
		103,838,307
Heart Monitors — 0.5%
170,861	HeartWare International, Inc.*	15,172,457
Home Furnishings — 0.4%
506,895	Tempur-Pedic International, Inc.*	11,856,274
Human Resources — 0.5%
1,207,778	Resources Connection, Inc.	14,855,669
Industrial Automation and Robotics — 1.0%
608,250	Nordson Corp.	31,197,143
Instruments - Controls — 1.9%
95,990	Mettler-Toledo International, Inc.*	14,960,041
1,683,619	Sensata Technologies Holding N.V.*	45,087,317
		60,047,358
Investment Management and Advisory Services — 2.2%
1,233,768	Eaton Vance Corp.	33,250,048
1,012,342	Epoch Holding Corp.	23,061,151
581,503	Financial Engines, Inc.*	12,473,239
		68,784,438
Machinery - General Industrial — 1.7%
142,062	Gardner Denver, Inc.	7,516,500
599,054	Wabtec Corp.	46,732,203
		54,248,703
Medical - Biomedical and Genetic — 2.4%
1,032,649	Ariad Pharmaceuticals, Inc.*	17,771,889
1,111,873	Immunogen, Inc.*	18,657,229
789,425	Incyte Corp., Ltd.*	17,919,948
813,685	Seattle Genetics, Inc.*	20,659,462
		75,008,528
Medical - Drugs — 0.4%
749,000	Alkermes PLC*	12,710,530
Medical - Generic Drugs — 0.4%
649,785	Impax Laboratories, Inc.*	13,171,142
Medical Information Systems — 0.9%
356,161	athenahealth, Inc.*	28,197,266
Medical Instruments — 3.0%
1,590,820	Endologix, Inc.*	24,562,261
367,350	Techne Corp.	27,257,370
1,405,115	Volcano Corp.*	40,256,545
		92,076,176
Medical Products — 2.9%
1,867,700	PSS World Medical, Inc.*	39,203,023
811,435	Varian Medical Systems, Inc.*	49,310,905
		88,513,928
Multimedia — 0.4%
140,470	Factset Research Systems, Inc.	13,055,282
Oil - Field Services — 2.7%
218,350	Core Laboratories N.V.	25,306,765
1,604,525	PAA Natural Gas Storage L.P.	28,672,862
691,937	Targa Resources Corp.	29,545,710
		83,525,337
Oil Companies - Exploration and Production — 0.4%
522,435	Ultra Petroleum Corp. (U.S. Shares)*	12,052,575
Oil Field Machinery and Equipment — 3.6%
1,760,691	Dresser-Rand Group, Inc.*,**	78,421,177
483,515	Dril-Quip, Inc.*	31,713,749
		110,134,926
Patient Monitoring Equipment — 1.6%
2,179,770	Masimo Corp.	48,783,253
Pharmacy Services — 1.0%
1,005,135	Omnicare, Inc.	31,390,366
Pipelines — 1.9%
867,189	Copano Energy LLC	24,107,854
789,175	DCP Midstream Partners L.P.	33,263,726
		57,371,580
Printing - Commercial — 1.4%
1,348,689	VistaPrint N.V. (U.S. Shares)*	43,562,655
Real Estate Management/Services — 1.0%
425,570	Jones Lang LaSalle, Inc.	29,947,361
Recreational Vehicles — 1.0%
423,305	Polaris Industries, Inc.	30,257,841
Retail - Catalog Shopping — 1.9%
881,135	MSC Industrial Direct Co. - Class A	57,758,399
Retail - Convenience Stores — 1.0%
527,240	Casey's General Stores, Inc.	31,101,888
Retail - Petroleum Products — 1.5%
1,240,316	World Fuel Services Corp.	47,169,217
Retail - Sporting Goods — 1.0%
518,200	Hibbett Sports, Inc.*	29,905,322
Semiconductor Components/Integrated Circuits — 1.0%
4,537,040	Atmel Corp.*	30,398,168
Steel - Producers — 1.0%
635,340	Reliance Steel & Aluminum Co.	32,084,670
Theaters — 1.7%
3,505,735	National CineMedia, Inc.£	53,182,000
Therapeutics — 1.2%
431,450	BioMarin Pharmaceutical, Inc.*	17,076,791
375,427	Pharmacyclics, Inc.*	20,502,068
		37,578,859
Transactional Software — 1.5%
1,144,265	Solera Holdings, Inc.	47,818,834
Transportation - Railroad — 1.3%
776,995	Genesee & Wyoming, Inc. - Class A*	41,056,416
Transportation - Truck — 2.4%
855,970	Landstar System, Inc.	44,270,768
691,531	Old Dominion Freight Line, Inc.*	29,936,377
		74,207,145
Virtual Reality Products — 1.3%
2,666,379	RealD, Inc.*	39,889,030
Wireless Equipment — 1.7%
912,470	SBA Communications Corp. - Class A*	52,056,414
Total Common Stock (cost $2,648,090,415)		2,893,566,620
Money Market — 6.7%
208,924,890	Janus Cash Liquidity Fund LLC, 0% (cost $208,924,890)	208,924,890
Total Investments (total cost $2,857,015,305) – 100.2%		3,102,491,510
Security Sold Short — (0.2)%
Common Stock Sold Short — (0.2)%
Retail - Restaurants — (0.2)%
182,165	BJ's Restaurants, Inc.* (proceeds $6,310,049)	(6,922,270)
Total Investments and Securites Sold Short (total cost $2,850,705,256) –100%		$ 3,095,569,240

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Canada	$43,145,044	1.4%
Ireland	12,710,530	0.4%
Netherlands	113,956,737	3.7%
United States††	2,932,679,199	94.5%
Total	$3,102,491,510	100.0%

††	Includes Cash Equivalents (87.6% excluding Cash Equivalents).

Summary of Investments by Country – (Short Positions) June 30, 2012 (unaudited)

Country	Value	% of Securities Sold Short
United States	$(6,922,270)	100.0%
Total	$(6,922,270)	100.0%

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2012.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized (Loss)	Dividend Income	Value at 6/30/12
Janus Triton Fund
DTS, Inc.*	107,835	$ 3,109,917	95,415	$ 4,433,712	$ (1,696,706)	$ -	$ 28,581,985
HEICO Corp. – Class A	791,822	31,364,036	49,650	1,659,520	(80,283)	54,427	59,132,354
Measurement Specialities, Inc.*	227,125	6,507,088	24,010	889,553	(43,751)	-	28,083,666
National CineMedia, Inc.	1,146,955	15,263,685	-	-	-	2,104,769	53,182,000
		$ 56,244,726		$ 6,982,785	$ (1,820,740)	$ 2,159,196	$ 168,980,005

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012 )

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock	$2,893,566,620	$—	$—
Money Market	—	208,924,890	—
Total Investments in Securities	$2,893,566,620	$208,924,890	$—
Investments in Securities Sold Short:
Common Stock	$(6,922,270)	$—	$—

(a) Includes Fair Value Factors.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Triton Fund	$ 13,540,160

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 99.4%
Apparel Manufacturers — 0.9%
10,670,300	Prada SpA	$72,518,039
Applications Software — 3.9%
10,310,545	Microsoft Corp.	315,399,572
Athletic Footwear — 1.4%
1,321,985	NIKE, Inc. - Class B	116,043,843
Automotive - Cars and Light Trucks — 1.4%
11,409,955	Ford Motor Co.	109,421,469
Beverages - Wine and Spirits — 1.1%
829,710	Pernod-Ricard S.A.	88,745,052
Brewery — 0%
2,820,878	Anheuser-Busch InBev N.V. - VVPR Strip*	3,569
Casino Hotels — 1.8%
12,787,492	MGM Resorts International*	142,708,411
Commercial Banks — 1.6%
5,957,176	Standard Chartered PLC	129,850,709
Commercial Services - Finance — 1.1%
209,280	MasterCard, Inc. - Class A	90,013,421
Computers — 13.3%
1,844,354	Apple, Inc.*	1,077,102,736
Computers - Memory Devices — 3.9%
12,154,100	EMC Corp.*	311,509,583
E-Commerce/Products — 10.5%
325,750	Amazon.com, Inc.*	74,385,012
18,402,270	eBay, Inc.*	773,079,363
		847,464,375
Electronic Components - Miscellaneous — 2.1%
5,439,125	TE Connectivity, Ltd. (U.S. Shares)	173,562,479
Electronic Connectors — 1.4%
2,043,285	Amphenol Corp. - Class A	112,217,212
Enterprise Software/Services — 2.7%
7,448,712	Oracle Corp.	221,226,746
Hotels and Motels — 1.7%
3,510,595	Marriott International, Inc. - Class A	137,615,324
Industrial Automation and Robotics — 4.5%
2,213,100	FANUC Corp.	363,674,471
Internet Content - Entertainment — 0.4%
6,151,435	Zynga, Inc. - Class A*	33,463,806
Internet Media — 0.6%
1,549,093	Facebook, Inc. - Class A*	48,207,774
Life and Health Insurance — 3.8%
38,376,400	AIA Group, Ltd.	132,324,026
14,988,207	Prudential PLC	173,631,411
		305,955,437
Medical - Biomedical and Genetic — 7.9%
8,018,143	Celgene Corp.*	514,444,055
2,255,506	Vertex Pharmaceuticals, Inc.*	126,127,896
		640,571,951
Metal - Diversified — 1.3%
11,043,879	Ivanhoe Mines, Ltd. (U.S. Shares)*	106,904,749
Metal Processors and Fabricators — 2.5%
1,212,310	Precision Castparts Corp.	199,412,872
Multimedia — 5.6%
20,451,315	News Corp. - Class A	455,859,811
Oil - Field Services — 1.3%
1,667,025	Schlumberger, Ltd. (U.S. Shares)	108,206,593
Oil Companies - Exploration and Production — 0.6%
17,137,900	OGX Petroleo e Gas Participacoes S.A.*	46,936,784
Pharmacy Services — 6.5%
9,331,934	Express Scripts Holding Co.*	521,001,875
Retail - Apparel and Shoe — 4.2%
7,945,185	Limited Brands, Inc.	337,908,718
Retail - Jewelry — 2.2%
3,196,597	Cie Financiere Richemont S.A.	175,495,662
Transportation - Services — 5.5%
2,458,240	C.H. Robinson Worldwide, Inc.	143,880,787
3,786,180	United Parcel Service, Inc. - Class B	298,199,537
		442,080,324
Wireless Equipment — 3.7%
5,077,480	Crown Castle International Corp.*	297,844,977
Total Common Stock (cost $5,915,611,991)		8,028,928,344
Right — 0.1%
Metal - Diversified — 0.1%
11,043,879	Ivanhoe Mines, Ltd.* (cost $0)	10,182,456
Money Market — 0.5%
38,466,760	Janus Cash Liquidity Fund LLC, 0% (cost $38,466,760)	38,466,760
Total Investments (total cost $5,954,078,751) – 100%		$8,077,577,560

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Belgium	$3,569	0.0%
Brazil	46,936,784	0.6%
Canada	117,087,205	1.5%
Curacao	108,206,593	1.3%
France	88,745,052	1.1%
Hong Kong	132,324,026	1.6%
Italy	72,518,039	0.9%
Japan	363,674,471	4.5%
Switzerland	349,058,141	4.3%
United Kingdom	303,482,120	3.8%
United States††	6,495,541,560	80.4%
Total	$8,077,577,560	100.0%

††	Includes Cash Equivalents (79.9% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

VVPR Strip	The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)

	Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Apparel Manufacturers	$-	$72,518,039	$-
Beverages - Wine and Spirits	-	88,745,052	-
Commercial Banks	-	129,850,709	-
Industrial Automation and Robotics	-	363,674,471	-
Life and Health Insurance	-	305,955,437	-
Retail - Jewelry	-	175,495,662	-
All Other	6,892,688,974	-	-

Right Metal - Diversified	10,182,456	-	-

Money Market	-	38,466,760	-

Total Investments in Securities	$ 6,902,871,430	$1,174,706,130	$-

(a) Includes fair valued factors.

Janus Venture Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 91.1%
Aerospace and Defense – Equipment — 2.1%
985,248	HEICO Corp. - Class A	$31,784,100
Agricultural Chemicals — 1.0%
631,750	Intrepid Potash, Inc.*	14,378,630
Apparel Manufacturers — 2.6%
279,315	Carter's, Inc.*	14,691,969
670,985	Maidenform Brands, Inc.*	13,366,021
4,866,898	Quiksilver, Inc.*	11,339,873
		39,397,863
Applications Software — 1.9%
1,208,122	RealPage, Inc.*	27,980,106
Auction House - Art Dealer — 1.3%
890,691	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	18,927,184
Audio and Video Products — 1.8%
788,289	DTS, Inc.*	20,558,577
459,665	Skullcandy, Inc.*	6,504,260
		27,062,837
Auto Repair Centers — 0.8%
347,801	Monro Muffler Brake, Inc.	11,560,905
Commercial Services — 3.2%
330,162	CoStar Group, Inc.*	26,809,154
944,846	Standard Parking Corp.*,£	20,333,086
		47,142,240
Commercial Services - Finance — 1.5%
252,615	Cardtronics, Inc.*	7,631,499
892,549	Euronet Worldwide, Inc.*	15,280,439
		22,911,938
Computer Services — 1.0%
810,141	LivePerson, Inc.*	15,441,287
Computer Software — 4.8%
731,666	Blackbaud, Inc.	18,781,866
510,125	Cornerstone OnDemand, Inc.*	12,146,076
961,366	Envestnet, Inc.*	11,536,392
1,160,265	SS&C Technologies Holdings, Inc.*	29,006,625
		71,470,959
Computers - Integrated Systems — 1.0%
313,932	Stratasys, Inc.*	15,555,331
Consulting Services — 1.4%
500,893	Gartner, Inc.*	21,563,444
Consumer Products - Miscellaneous — 1.3%
471,195	SodaStream International, Ltd.*	19,304,859
Data Processing and Management — 1.1%
755,570	Broadridge Financial Solutions, Inc.	16,070,974
Decision Support Software — 0.9%
388,275	MSCI, Inc.*	13,209,116
Diagnostic Equipment — 1.0%
175,571	Gen-Probe, Inc.*	14,431,936
Diagnostic Kits — 1.4%
1,350,682	Quidel Corp.*	21,178,694
Distribution/Wholesale — 1.8%
474,696	WESCO International, Inc.*	27,318,755
Diversified Operations — 0.1%
867,990	Digital Domain - Private Placement ºº,§	1,112,294
E-Commerce/Products — 0.5%
508,400	CafePress, Inc.*	7,564,992
Electronic Components – Semiconductors — 1.6%
502,694	Ceva, Inc.*	8,852,441
724,645	International Rectifier Corp.*	14,485,654
		23,338,095
Electronic Measuring Instruments — 1.4%
642,597	Measurement Specialties, Inc.*	20,890,828
Enterprise Software/Services — 1.7%
410,125	Opnet Technologies, Inc.	10,905,224
364,360	Tyler Technologies, Inc.*	14,701,926
		25,607,150
Filtration and Separations Products — 2.1%
757,940	Polypore International, Inc.*	30,613,197
Finance - Auto Loans — 0.4%
79,229	Credit Acceptance Corp.*	6,689,304
Finance - Consumer Loans — 0.3%
672,745	Cash Store Financial Services, Inc.	4,043,197
Finance - Other Services — 2.0%
949,245	Higher One Holdings, Inc.*	11,599,774
469,768	MarketAxess Holdings, Inc.	12,514,619
632,867	Netspend Holdings, Inc.*	5,816,048
		29,930,441
Food - Miscellaneous/Diversified — 0.2%
110,369	Snyders-Lance, Inc.	2,784,610
Footwear and Related Apparel — 3.3%
453,345	Deckers Outdoor Corp.*	19,951,713
757,679	Wolverine World Wide, Inc.	29,382,792
		49,334,505
Hazardous Waste Disposal — 0.9%
829,985	Heritage-Crystal Clean, Inc.*	13,570,255
Health Care Cost Containment — 1.1%
1,209,250	ExamWorks Group, Inc.*	15,998,377
Heart Monitors — 0.5%
81,175	HeartWare International, Inc.*	7,208,340
Human Resources — 1.2%
1,403,333	Resources Connection, Inc.	17,260,996
Industrial Automation and Robotics — 1.0%
294,150	Nordson Corp.	15,086,953
Internet Applications Software — 0.1%
47,405	Splunk, Inc.	1,332,081
Internet Content - Information/News — 0.4%
278,331	Yelp, Inc.*	6,326,464
Investment Management and Advisory Services — 2.7%
681,175	Epoch Holding Corp.	15,517,166
352,315	Financial Engines, Inc.*	7,557,157
444,782	Gluskin Sheff + Associates, Inc.	5,781,554
1,610,993	WisdomTree Investments, Inc.*	10,584,224
		39,440,101
Machinery - General Industrial — 1.4%
264,961	Wabtec Corp.	20,669,608
Medical - Biomedical and Genetic — 2.6%
538,419	Ariad Pharmaceuticals, Inc.*	9,266,191
579,458	Immunogen, Inc.*	9,723,305
405,890	Incyte Corp., Ltd.*	9,213,703
414,000	Seattle Genetics, Inc.*	10,511,460
		38,714,659
Medical - Drugs — 0.3%
813,513	Achillion Pharmaceuticals, Inc.*	5,043,781
Medical - Generic Drugs — 0.5%
338,625	Impax Laboratories, Inc.*	6,863,929
Medical Equipment — 0.4%
843,134	Novadaq Technologies, Inc.*	5,623,704
Medical Information Systems — 0.9%
169,348	athenahealth, Inc.*	13,407,281
Medical Instruments — 4.3%
408,220	Conceptus, Inc.*	8,090,921
820,268	Endologix, Inc.*	12,664,938
277,315	Techne Corp.	20,576,773
782,045	Volcano Corp.*	22,405,589
		63,738,221
Medical Products — 1.5%
1,038,490	PSS World Medical, Inc.*	21,797,905
Oil - Field Services — 2.3%
975,684	PAA Natural Gas Storage L.P.	17,435,473
377,858	Targa Resources Corp.	16,134,537
		33,570,010
Oil Field Machinery and Equipment — 3.3%
528,508	Dresser-Rand Group, Inc.*	23,539,746
383,385	Dril-Quip, Inc.*	25,146,222
		48,685,968
Patient Monitoring Equipment — 1.8%
1,227,705	Masimo Corp.	27,476,038
Pipelines — 2.1%
525,020	Copano Energy LLC	14,595,556
404,895	DCP Midstream Partners L.P.	17,066,324
		31,661,880
Printing - Commercial — 1.7%
795,749	VistaPrint N.V. (U.S. Shares)*	25,702,693
Retail - Apparel and Shoe — 0.2%
182,100	Tilly's, Inc. - Class A Shares	2,922,705
Retail - Automobile — 0.5%
501,715	Rush Enterprises, Inc. - Class B*	6,733,015
Retail - Convenience Stores — 0.9%
236,485	Casey's General Stores, Inc.	13,950,250
Retail - Discount — 0.9%
826,533	Gordmans Stores, Inc.*	13,637,794
Retail - Petroleum Products — 1.7%
658,540	World Fuel Services Corp.	25,044,276
Retail - Sporting Goods — 1.0%
245,360	Hibbett Sports, Inc.*	14,159,726
Schools — 0.9%
563,310	K12, Inc.*	13,125,123
Theaters — 2.2%
2,126,302	National CineMedia, Inc.	32,256,001
Therapeutics — 0.7%
177,526	Pharmacyclics, Inc.*	9,694,695
Transportation - Services — 1.8%
733,105	HUB Group, Inc. - Class A*	26,538,401
Transportation - Truck — 2.2%
346,768	Landstar System, Inc.	17,934,841
343,602	Old Dominion Freight Line, Inc.*	14,874,531
		32,809,372
Virtual Reality Products — 1.6%
1,576,289	RealD, Inc.*	23,581,283
Total Common Stock (cost $1,165,121,783)		1,352,231,656
Money Market — 8.9%

132,883,501	Janus Cash Liquidity Fund LLC, 0% (cost $132,883,501)	132,883,501
Total Investments (total cost $1,298,005,284) – 100%		$1,485,115,157

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Canada	$28,751,935	2.0%
Israel	19,304,859	1.3%
Netherlands	25,702,693	1.7%
United States††	1,411,355,670	95.0%
Total	$1,485,115,157	100.0%

††	Includes Cash Equivalents (86.1% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.

ºº Schedule of Fair Valued Securities (as of June 30, 2012)

		Value as a %
		of Investment
	Value	Securities
Janus Venture Fund
Digital Domain - Private Placement	$1,112,294	0.1%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of June 30, 2012)

	Acquisition	Acquisition		Value as a
	Date	Cost	Value	% of Net Assets
Janus Venture Fund
Digital Domain - Private Placement	7/26/07	$ 7,291,119	$1,112,294	0.1%

The Fund has registration rights for certain restricted securities held as of June 30, 2012. The issuer incurs all registration costs.

£	The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2012.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 6/30/12
Janus Venture Fund
Convio, Inc.	-	$ -	1,083,073	$ 9,280,587	$ 8,015,557	$ -	$ -
Genius Products, Inc.	-	-	748,477	37,439	(636)	-	-
Standard Parking Corp.*	1,475	29,672	-	-	-	-	20,333,086
		$ 29,672		$ 9,318,026	$ 8,014,921	$ -	$ 20,333,086

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Diversified Operations	$-	$-	$1,112,294
All Other	1,351,119,362	-	-

Money Market	-	132,883,501	-
Total Investments in Securities	$1,351,119,362	$132,883,501	$1,112,294

(a)	Includes fair value factors.

Level 3 Valuation Reconciliation of Assets (for the period ended June 30, 2012)

	Balance as of September 30, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Transfers In and/or Out of Level 3	Balance as of June 30, 2012
Investments in Securities:
Common Stock
Diversified Operations	$1,510,303	$ -	$(398,009)	$ -	$ -	$1,112,294

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts	Value

Common Stock — 97.6%
Aerospace and Defense — 0.8%
230,070	General Dynamics Corp.	$15,175,417
Agricultural Operations — 0.1%
24,162,415	Chaoda Modern Agriculture Holdings, Ltd.ß, ∞	934,391
Airlines — 1.0%
1,638,105	Delta Air Lines, Inc.*	17,937,250
Apparel Manufacturers — 0.7%
1,952,268	Prada SpA**	13,268,104
Applications Software — 0.6%
345,125	Microsoft Corp.	10,557,374
Automotive - Cars and Light Trucks — 1.1%
2,117,040	Ford Motor Co.	20,302,414
Automotive - Truck Parts and Equipment - Original — 0.5%
57,947	Mando Corp.	8,632,398
Brewery — 1.0%
471,973	SABMiller PLC	18,954,871
Building - Residential and Commercial — 1.4%
33,395,331	Taylor Wimpey PLC	25,151,478
Cable/Satellite Television — 2.4%
1,375,870	Comcast Corp. - Class A	43,986,564
Casino Hotels — 0.8%
3,483,965	Echo Entertainment Group, Ltd.	15,280,268
Cellular Telecommunications — 1.2%
7,647,985	Vodafone Group PLC	21,484,621
Coal — 0.5%
16,140,500	Harum Energy Tbk PT	9,947,993
Commercial Banks — 2.2%
1,555,700	Banco do Brasil S.A.	15,129,380
1,181,245	Standard Chartered PLC	25,748,022
		40,877,402
Commercial Services — 1.2%
279,995	Aggreko PLC	9,106,553
1,049,700	Anhanguera Educacional Participacoes S.A.	13,381,297
		22,487,850
Computer Aided Design — 1.0%
295,129	ANSYS, Inc.*	18,625,591
Computers - Integrated Systems — 0.6%
154,725	Teradata Corp.*	11,141,747
Computers - Memory Devices — 1.3%
380,535	EMC Corp.*	9,753,112
472,580	NetApp, Inc.*	15,037,496
		24,790,608
Distribution/Wholesale — 0.8%
7,532,590	Li & Fung, Ltd.	14,617,076
Diversified Banking Institutions — 7.1%
7,665,427	Barclays PLC	19,618,781
1,070,155	Citigroup, Inc.	29,332,949
934,635	JPMorgan Chase & Co.	33,394,508
1,358,475	Morgan Stanley	19,820,150
1,257,835	Societe Generale S.A.**	29,651,314
		131,817,702
Diversified Operations — 0.7%
245,050	Danaher Corp.	12,762,204
E-Commerce/Products — 0.9%
417,275	eBay, Inc.*	17,529,723
Electric - Generation — 0%
7,084,652	Indiabulls Infrastructure and Power, Ltd.ß,∞	270,290
Electric - Integrated — 0.6%
594,251	Fortum Oyj**	11,289,161
Electric – Transmission — 0.5%
282,975	Brookfield Infrastructure Partners L.P.	9,499,471
Electronic Components - Miscellaneous — 1.3%
732,765	TE Connectivity, Ltd. (U.S. Shares)	23,382,531
Enterprise Software/Services — 1.3%
821,250	Oracle Corp.	24,391,125
Financial Guarantee Insurance — 0.7%
4,728,115	MGIC Investment Corp.*	13,616,971
Food - Confectionary — 1.6%
400,560	Hershey Co.	28,852,337
Food - Miscellaneous/Diversified — 1.1%
622,684	Unilever N.V.**	20,838,107
Heart Monitors — 0.8%
158,440	HeartWare International, Inc.*	14,069,472
Hotels and Motels — 0.7%
422,636	Accor S.A.**	13,304,409
Independent Power Producer — 1.6%
1,744,430	NRG Energy, Inc.*	30,283,305
Industrial Automation and Robotics — 1.7%
188,200	FANUC Corp.**	30,926,544
Industrial Gases — 1.9%
326,385	Praxair, Inc.	35,487,841
Instruments - Controls — 0.5%
343,560	Sensata Technologies Holding N.V.*,**	9,200,537
Internet Content - Entertainment — 0.6%
516,225	Youku.com, Inc. (ADR)*	11,191,758
Internet Gambling — 0.8%
8,353,287	Bwin.Party Digital Entertainment PLC	14,413,733
Investment Management and Advisory Services — 0.7%
827,400	Grupo BTG Pactual*	12,113,116
Life and Health Insurance — 5.0%
12,292,400	AIA Group, Ltd.	42,384,900
3,411,775	CNO Financial Group, Inc.	26,611,845
2,078,274	Prudential PLC	24,075,838
		93,072,583
Machinery - Construction and Mining — 0.6%
203,790	Joy Global, Inc.	11,561,007
Machinery - General Industrial — 0.8%
677,700	Nabtesco Corp.**	15,070,687
Medical - Biomedical and Genetic — 3.6%
457,245	Celgene Corp.*,**	29,336,839
299,060	Gilead Sciences, Inc.*	15,335,797
119,925	Regeneron Pharmaceuticals, Inc.*	13,697,833
165,165	Vertex Pharmaceuticals, Inc.*	9,236,027
		67,606,496
Medical - Drugs — 2.4%
272,220	Jazz Pharmaceuticals PLC*,**	12,252,622
294,017	Sanofi**	22,292,008
317,305	Shire PLC	9,118,118
		43,662,748
Medical - Generic Drugs — 0.7%
576,496	Mylan, Inc.*	12,319,720
Medical - HMO — 1.0%
480,715	Aetna, Inc.	18,637,321
Medical - Wholesale Drug Distributors — 1.3%
618,580	AmerisourceBergen Corp.	24,341,123
Medical Products — 0.5%
164,520	Varian Medical Systems, Inc.*	9,997,880
Metal - Iron — 1.5%
3,246,356	Fortescue Metals Group, Ltd.	16,587,948
599,540	Vale S.A. (ADR)	11,900,869
		28,488,817
Multimedia — 1.2%
962,965	News Corp. - Class A	21,464,490
Networking Products — 1.3%
1,407,365	Cisco Systems, Inc.	24,164,457
Non-Ferrous Metals — 0.7%
1,157,995	Titanium Metals Corp.	13,096,923
Office Automation and Equipment — 0.6%
299,700	Canon, Inc.**	12,003,069
Oil - Field Services — 1.2%
537,695	Baker Hughes, Inc.	22,099,265
Oil Companies - Exploration and Production — 2.5%
232,635	Apache Corp.	20,446,290
308,870	Occidental Petroleum Corp.	26,491,780
		46,938,070
Oil Companies - Integrated — 4.7%
1,603,986	BG Group PLC	32,824,871
2,082,155	Petroleo Brasileiro S.A. (ADR)	39,082,049
318,903	Total S.A.**	14,389,487
		86,296,407
Oil Field Machinery and Equipment — 0.6%
259,012	Dresser-Rand Group, Inc.*	11,536,394
Pharmacy Services — 0.9%
309,833	Express Scripts Holding Co.*	17,297,976
Pipelines — 1.1%
506,135	Energy Transfer Equity L.P.	20,761,658
Property and Casualty Insurance — 1.0%
726,400	Tokio Marine Holdings, Inc.**	18,267,939
Real Estate Operating/Development — 2.0%
6,829,435	Hang Lung Properties, Ltd.	23,248,370
37,255,500	Shun Tak Holdings, Ltd.	12,950,283
		36,198,653
Retail - Apparel and Shoe — 0.5%
43,900	Fast Retailing Co., Ltd.**	8,814,463
Retail - Drug Store — 1.1%
695,790	Walgreen Co.	20,581,468
Retail - Jewelry — 0.3%
102,320	Tiffany & Co.	5,417,844
Retail - Major Department Stores — 1.2%
433,800	Nordstrom, Inc.	21,555,522
Rubber/Plastic Products — 0.6%
7,141,038	Jain Irrigation Systems, Ltd.	10,724,078
Semiconductor Components/Integrated Circuits — 1.8%
2,692,165	Atmel Corp.*	18,037,506
5,647,000	Taiwan Semiconductor Manufacturing Co., Ltd.	15,464,360
		33,501,866
Soap and Cleaning Preparations — 0.7%
264,406	Reckitt Benckiser Group PLC	13,943,000
Telecommunication Services — 1.4%
865,700	Amdocs, Ltd. (U.S. Shares)	25,728,604
Tobacco — 2.8%
635,960	Imperial Tobacco Group PLC	24,465,973
929,600	Japan Tobacco, Inc.**	27,552,523
		52,018,496
Toys — 0.4%
69,200	Nintendo Co., Ltd.**	8,076,056
Transportation - Marine — 1.0%
2,903	A.P. Moeller - Maersk A/S - Class B	19,108,168
Transportation - Railroad — 1.8%
217,843	Canadian Pacific Railway, Ltd.	15,992,562
261,395	Kansas City Southern	18,182,636
		34,175,198
Vitamins and Nutrition Products — 1.2%
266,895	Mead Johnson Nutrition Co.	21,487,716
Wireless Equipment — 3.3%
480,990	SBA Communications Corp. - Class A*	27,440,479
3,661,360	Telefonaktiebolaget L.M. Ericsson - Class B	33,422,907
		60,863,386
Total Common Stock (cost $1,900,692,824)		1,810,273,302
Preferred Stock — 0.8%
Automotive - Cars and Light Trucks — 0.8%
94,325	Volkswagen A.G., 0%** (cost $17,599,250)	14,952,571
Purchased Option - Call — 0%
50,000	Chaoda Modern Agriculture Holdings, Ltd. expires January 2013 exercise price 4.03 HKD (premiums paid $442,599)	1
Warrant — 1.1%
Diversified Financial Services — 1.1%
2,026,056	JPMorgan Chase & Co. - expires 10/28/18 (cost $21,780,102)	19,794,567
Money Market — 0.5%
9,123,135	Janus Cash Liquidity Fund LLC, 0% (cost $9,123,135)	9,123,135
Total Investments (total cost $1,949,637,910) – 100%		$1,854,143,576

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)
Country	Value	% of Investment Securities
Australia	$31,868,216	1.7%
Bermuda	24,116,547	1.3%
Brazil	91,606,711	4.9%
Canada	15,992,562	0.9%
Cayman Islands	12,126,149	0.7%
Denmark	19,108,168	1.0%
Finland	11,289,161	0.6%
France	79,637,218	4.3%
Germany	14,952,571	0.8%
Gibraltar	14,413,733	0.8%
Guernsey	25,728,604	1.4%
Hong Kong	78,583,553	4.2%
India	10,994,368	0.6%
Indonesia	9,947,993	0.5%
Ireland	12,252,622	0.7%
Italy	13,268,104	0.7%
Japan	120,711,281	6.5%
Jersey	9,118,118	0.5%
Netherlands	30,038,644	1.6%
South Korea	8,632,398	0.5%
Sweden	33,422,907	1.8%
Switzerland	23,382,531	1.3%
Taiwan	15,464,360	0.8%
United Kingdom	215,374,008	11.6%
United States††	932,113,049	50.3%
Total	$1,854,143,576	100.0%

††	Includes Cash Equivalents (49.8% excluding Cash Equivalents).

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 7/19/12	1,997,000,000	24,994,235	306,024
HSBC Securities (USA), Inc.:
Euro 7/12/12	16,000,000	20,246,330	(126,650)
Japanese Yen 7/12/12	1,995,000,000	24,966,254	146,407
		45,212,584	19,757
JPMorgan Chase & Co.: Japanese Yen 8/2/12	2,501,000,000	31,309,390	107,050
RBC Capital Markets Corp.: Japanese Yen 7/26/12	1,803,000,000	22,568,817	117,277
Total		124,085,026	550,108

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.
β	Security is illiquid.

∞ Schedule of Fair Valued Securities (as of June 30, 2012)

		Value as a %
		of Investment
	Value	Securities
Janus Worldwide Fund
Chaoda Modern Agriculture Holdings, Ltd.	$934,391	0.1%
Indiabulls Infrastructure and Power, Ltd.	270,290	0.0%
	1,204,681	0.1%

Securities are valued at “fair value” pursuant to procedures adopted by the Fund’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Agricultural Operations	$ -	$934,391	$ -
Apparel Manufacturers	-	13,268,104	-
Automotive - Truck Parts and Equipment - Original	-	8,632,398	-
Brewery	-	18,954,871	-
Building - Residential and Commercial	-	25,151,478	-
Casino Hotels	-	15,280,268	-
Cellular Telecommunications	-	21,484,621	-
Coal	-	9,947,993	-
Commercial Banks	15,129,380	25,748,022	-
Commercial Services	-	22,487,850	-
Distribution/Wholesale	-	14,617,076	-
Diversified Banking Institutions	82,547,607	49,270,095	-
Electric - Generation	-	-	270,290
Electric - Integrated	-	11,289,161	-
Financial Guarantee Insurance	-	13,616,971	-
Food - Confectionary	28,852,337	-	-
Food - Miscellaneous/Diversified	-	20,838,107	-
Heart Monitors	14,069,472	-	-
Hotels and Motels	-	13,304,409	-
Independent Power Producer	30,283,305	-	-
Industrial Automation and Robotics	-	30,926,544	-
Internet Content - Entertainment	-	11,191,758	-
Internet Gambling	-	14,413,733	-
Investment Management and Advisory Services	-	12,113,116	-
Life and Health Insurance	26,611,845	66,460,738	-
Machinery - General Industrial	-	15,070,687	-
Medical - Biomedical and Genetic	67,606,496	-	-
Medical - Drugs	12,252,622	31,410,126	-
Metal - Iron	-	28,488,817	-
Office Automation and Equipment	-	12,003,069	-
Oil Companies - Integrated	-	86,296,407	-
Property and Casualty Insurance	-	18,267,939	-
Real Estate Operating/Development	-	36,198,653	-
Retail - Apparel and Shoe	-	8,814,463	-
Rubber/Plastic Products	-	10,724,078	-
Semiconductor Components/Integrated Circuits	18,037,506	15,464,360	-
Soap and Cleaning Preparations	-	13,943,000	-
Tobacco	-	52,018,496	-
Toys	-	8,076,056	-
Transportation - Marine	-	19,108,168	-
Transportation - Railroad	18,182,636	15,992,562	-
Vitamins and Nutrition Products	21,487,716	-	-
Wireless Equipment	27,440,479	33,422,907	-
All Other	784,569,446	-	-

Preferred Stock	-	14,952,571	-

Warrant	-	19,794,567	-

Money Market	-	9,123,135	-

Total Investments in Securities	$ 984,771,521	$869,101,765	$ 270,290
Investments in Purchased Options: Agricultural Operations	$ -	$ 1	$ -
Other Financial Instruments(b)	$ -	$ 550,108	$ -

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended June 30, 2012)

	Balance as of September 30, 2011	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Transfers In and/or Out of Level 3	Balance as of June 30, 2012
Investments in Securities:
Energy – Alternate Sources	-	$ -	$ -	$ -	$ -	$ 270,290	$ 270,290

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Janus Worldwide Fund	$ 309,417,601

Perkins Global Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 83.3%
Aerospace and Defense — 1.0%
18,105	General Dynamics Corp.	$ 1,194,206
Agricultural Chemicals — 1.1%
8,550	Mosaic Co.	468,198
137,000	NITTO FC Co., Ltd.**	893,969
		1,362,167
Applications Software — 2.2%
91,245	Microsoft Corp.	2,791,185
Beverages - Non-Alcoholic — 1.8%
32,540	PepsiCo, Inc.	2,299,276
Brewery — 1.7%
50,895	Molson Coors Brewing Co. - Class B	2,117,741
Broadcast Services and Programming — 1.3%
78,855	Grupo Televisa S.A.B. (ADR)	1,693,805
Casino Hotels — 0.5%
29,330	Kangwon Land, Inc.	624,958
Cellular Telecommunications — 6.7%
1,503,717	America Movil S.A.B. de C.V.	1,960,551
26,734	Rogers Communications, Inc. - Class B	969,495
24,371	SK Telecom Co., Ltd.	2,658,415
1,003,413	Vodafone Group PLC	2,818,775
		8,407,236
Chemicals - Specialty — 0.3%
58,000	Nippon Fine Chemical Co., Ltd.**	393,384
Commercial Banks — 0.4%
34,955	Fulton Financial Corp.	349,201
5,860	Hancock Holding Co.	178,378
		527,579
Commercial Services - Finance — 1.4%
101,100	Western Union Co.	1,702,524
Computers — 0.2%
14,655	Hewlett-Packard Co.	294,712
Cosmetics and Toiletries — 3.5%
50,800	Kose Corp.**	1,202,174
32,500	Pola Orbis Holdings, Inc.**	1,005,777
36,420	Procter & Gamble Co.	2,230,725
		4,438,676
Dental Supplies and Equipment — 0.6%
7,700	Nakanishi, Inc.**	782,657
Diversified Operations — 1.3%
219,030	Orkla A.S.A.	1,590,609
Electric - Integrated — 3.8%
8,495	Entergy Corp.	576,725
19,030	Exelon Corp.	715,909
73,727	GDF Suez**	1,758,762
60,485	PPL Corp.	1,682,088
		4,733,484
Electric Products - Miscellaneous — 0.6%
30,800	Icom, Inc.**	757,201
Electronic Connectors — 1.4%
17,400	Hirose Electric Co., Ltd.**	1,720,723
Electronic Measuring Instruments — 0.8%
68,100	Cosel Co., Ltd.**	959,901
Food - Miscellaneous/Diversified — 3.5%
18,431	Danone S.A.**	1,144,055
31,471	Nestle S.A.	1,877,982
41,527	Unilever N.V.**	1,389,700
		4,411,737
Food - Retail — 2.6%
14,340	Carrefour S.A.**	264,930
609,266	Tesco PLC	2,961,083
		3,226,013
Internet Security — 1.5%
129,410	Symantec Corp.*	1,890,680
Leisure & Recreation Products — 0.2%
47,000	Sansei Yusoki Co., Ltd.**	225,283
Machinery - Pumps — 0.3%
54,000	Tsurumi Manufacturing Co., Ltd.**	420,843
Medical - Biomedical and Genetic — 0.8%
14,425	Amgen, Inc.	1,053,602
Medical - Drugs — 10.7%
20,810	Abbott Laboratories	1,341,621
61,761	GlaxoSmithKline PLC	1,400,259
41,835	Johnson & Johnson	2,826,373
50,831	Novartis A.G.	2,836,396
58,480	Pfizer, Inc.	1,345,040
10,190	Roche Holding A.G.	1,759,722
25,036	Sanofi**	1,898,199
		13,407,610
Medical - HMO — 1.5%
9,845	Aetna, Inc.	381,691
23,570	WellPoint, Inc.	1,503,530
		1,885,221
Medical Instruments — 3.4%
66,900	As One Corp.**	1,337,688
27,500	Fukuda Denshi Co., Ltd.**	864,202
590	Medikit Co., Ltd.**	185,456
47,725	Medtronic, Inc.	1,848,389
		4,235,735
Medical Products — 1.1%
6,820	Becton, Dickinson and Co.	509,795
15,270	Stryker Corp.	841,377
		1,351,172
Metal Products - Distributors — 0.6%
73,000	Furusato Industries, Ltd.**	726,025
Metal Products - Fasteners — 0.5%
69,800	Kitagawa Industries Co., Ltd.**	649,999
Miscellaneous Manufacturing — 0.3%
30,200	Mirai Industry Co., Ltd.**	338,338
Multi-Line Insurance — 1.8%
33,620	Allstate Corp.	1,179,726
36,100	Kemper Corp.	1,110,075
		2,289,801
Networking Products — 0.7%
48,510	Cisco Systems, Inc.	832,917
Non-Hazardous Waste Disposal — 0.2%
11,815	Republic Services, Inc.	312,625
Oil Companies - Exploration and Production — 1.2%
17,285	Devon Energy Corp.	1,002,357
14,890	QEP Resources, Inc.	446,253
		1,448,610
Oil Companies - Integrated — 2.8%
37,240	BP PLC (ADR)	1,509,710
44,423	Total S.A.**	2,004,447
		3,514,157
Property and Casualty Insurance — 2.2%
73,600	NKSJ Holdings, Inc.**	1,568,973
19,705	Travelers Cos., Inc.	1,257,967
		2,826,940
Protection - Safety — 0.7%
32,600	Secom Joshinetsu Co., Ltd.**	925,429
Publishing - Books — 0.1%
30,240	Daekyo Co., Ltd.	148,193
Publishing - Periodicals — 1.8%
223,774	Reed Elsevier PLC	1,794,935
50,672	UBM PLC	464,664
		2,259,599
Real Estate Operating/Development — 0.4%
32,110	St. Joe Co.*	507,659
REIT - Diversified — 0.4%
19,885	Weyerhaeuser Co.	444,629
REIT - Mortgage — 2.4%
24,890	Annaly Capital Management, Inc.	417,654
32,555	Hatteras Financial Corp.	931,073
165,970	Two Harbors Investment Corp.	1,719,449
		3,068,176
Retail - Discount — 1.6%
28,285	Wal-Mart Stores, Inc.	1,972,030
Retail - Drug Store — 1.3%
55,195	Walgreen Co.	1,632,668
Savings/Loan/Thrifts — 2.5%
16,620	Berkshire Hills Bancorp, Inc.	365,640
237,016	First Niagara Financial Group, Inc.	1,813,172
26,290	Investors Bancorp, Inc.*	396,716
36,500	Washington Federal, Inc.	616,485
		3,192,013
Schools — 0.3%
121,900	Shingakukai Co., Ltd.**	436,765
Security Services — 1.0%
26,300	Secom Co., Ltd.**	1,207,476
Seismic Data Collection — 0.2%
117,615	Pulse Seismic, Inc.	242,672
Steel - Producers — 0.5%
2,057	POSCO	656,908
Telecommunication Services — 2.1%
47,970	Telenor A.S.A.	800,418
95,581	Vivendi S.A.**	1,776,623
		2,577,041
Telephone - Integrated — 0.5%
19,350	AT&T, Inc.	690,021
Tobacco — 0.4%
6,871	KT&G Corp.	487,388
Transportation - Services — 0%
14,756	PostNL N.V.**	61,085
Water — 0.4%
45,539	Suez Environment Co.**	490,125
Wire and Cable Products — 0.2%
99,000	Nichia Steel Works, Ltd.**	260,500
Total Common Stock (cost $99,718,685)		104,699,709
Repurchase Agreement — 16.7%
21,064,000	ING Financial Markets LLC, 0.1500%, dated 6/29/12, maturing 7/2/12 to be repurchased at $15,704,196 collateralized by $15,198,893 in U.S. Treasuries 1.2500% - 2.1250%, 8/31/15 - 2/29/16 with a value of $16,018,568 (cost $21,064,000)	21,064,000
Total Investments (total cost $120,782,685) – 100%		$ 125,763,709

Summary of Investments by Country – (Long Positions) June 30, 2012 (unaudited)

Country	Value	% of Investment Securities
Canada	$1,212,167	1.0%
France	9,337,141	7.4%
Japan	16,862,763	13.4%
Jersey	464,664	0.4%
Mexico	3,654,356	2.9%
Netherlands	1,450,785	1.2%
Norway	2,391,027	1.9%
South Korea	4,575,862	3.6%
Switzerland	6,474,100	5.1%
United Kingdom	10,484,762	8.3%
United States††	68,856,082	54.8%
Total	$125,763,709	100.0%

††	Includes Cash Equivalents (38.0% excluding Cash Equivalents).

Forward Currency Contracts, Open June 30, 2012 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 7/19/12	331,000,000	$ 4,142,760	$ 50,723
HSBC Securities (USA), Inc.: Japanese Yen 7/12/12	430,000,000	5,381,197	29,868
JPMorgan Chase & Co.: Euro 8/2/12	4,019,000	5,086,608	(60,053)
Total		$ 14,610,565	$ 20,538

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2012. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2012)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stock

Agriculture Chemicals	$ 468,198	$ 893,969	$ —
Broadcasting Services and Programming	—	1,693,805	—
Casino Hotels	—	624,958	—
Cellular Telecommunications	2,930,046	5,477,190	—
Chemicals - Specialty	—	393,384	—
Cosmetics and Toiletries	2,230,725	2,207,951	—
Dental Supplies and Equipment	—	782,657	—
Diversified Operations	—	1,590,609	—
Electric - Integrated	2,974,722	1,758,762	—
Electric Products - Miscellaneous	—	757,201	—
Electronic Connectors	—	1,720,723	—
Electronic Measuring Instruments	—	959,901	—
Food – Miscellaneous/Diversified	—	4,411,737	—
Food - Retail	—	3,226,013	—
Leisure and Recreation Products	—	225,283	—
Machinery – Pumps	—	420,843	—
Medical Drugs	5,513,033	7,894,577	—
Medical Instruments	1,848,389	2,387,346	—
Metal Products – Distributors	—	726,025	—
Metal Products – Fasteners	—	649,999	—
Miscellaneous Manufacturing	—	338,338	—
Oil Companies – Integrated	—	3,514,157	—
Property and Casualty Insurance	1,257,967	1,568,973	—
Protection - Safety	—	925,429	—
Publishing - Books	—	148,193	—
Publishing - Periodicals	—	2,259,599	—
Schools	—	436,765	—
Security Services	—	1,207,476	—
Steel - Producers	—	656,908	—
Telecommunication Services	—	2,577,041	—
Tobacco	—	487,388	—
Transportation - Services	—	61,085	—
Water	—	490,125	—
Wire and Cable Products	—	260,500	—
All Other	33,741,719	—	—

Repurchase Agreement	—	21,064,000	—

Total Investments in Securities	$ 50,964,799	$ 74,798,910	$ —
Other Financial Instruments(b)	$ —	$ 20,538	$ —

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2012 is noted below.

Fund	Aggregate Value
Perkins Global Value Fund	$ 27,650,686

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Asia Equity Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus Enterprise Fund, Janus Forty Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Market Neutral Fund, Janus Global Real Estate Fund, Janus Global Research Fund, Janus Global Select Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus International Equity Fund, Janus Overseas Fund, Janus Protected Series – Global, Janus Protected Series – Growth, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Worldwide Fund, and Perkins Global Value Fund (collectively, the “Funds” and individually, a “Fund”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers forty-five funds which include multiple series of shares, with differing investment objectives and policies. Twenty-four funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act except for Janus Contrarian Fund, Janus Forty Fund, Janus Global Market Neutral Fund, Janus Global Select Fund, and Janus Twenty Fund, which are classified as nondiversified.

Capital Protection Agreements

For Janus Protected Series – Global and Janus Protected Series – Growth (the “Janus Protected Series Funds”), the Janus Protected Series Funds have entered into a separate Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”), pursuant to which the Capital Protection Provider will provide capital protection (the “Protection”), initially up to $500 million for Janus Protected Series – Global and $1.5 billion for Janus Protected Series – Growth, to protect against a decrease in the “Protected NAV” (or 80% of the highest NAV attained separately by each share class during the life of either Janus Protected Series Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items) of each share class of each respective Janus Protected Series Fund so long as the terms and conditions of each Capital Protection Agreement are satisfied. Shareholders cannot transact purchases or redemptions at the Protected NAV. In order to comply with the terms of each Capital Protection Agreement, each Janus Protected Series Fund must provide certain information to the Capital Protection Provider and each Janus Protected Series Fund’s portfolio manager is required to manage each Janus Protected Series Fund within certain risk parameters on a daily basis as identified by the Capital Protection Provider based on a risk allocation methodology pursuant to which each Janus Protected Series Fund allocates its portfolio assets between two investment components: (1) the “Equity Component,” through which each Janus Protected Series Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential, and (2) the “Protection Component,” through which each Janus Protected Series Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. This risk allocation methodology factors in, among other things, market volatility, each Janus Protected Series Fund’s exposure to industries, sectors, or countries, and liquidity of each Janus Protected Series Fund’s holdings. Each Janus Protected Series Fund’s asset allocation will vary over time depending on equity market conditions and the Janus Protected Series Fund’s portfolio composition. As a result, each Janus Protected Series Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds. Each Capital Protection Agreement also imposes very specific reporting and monitoring obligations on each respective Janus Protected Series Fund, on Janus Capital Management LLC (“Janus Capital”), and indirectly on each Janus Protected Series Fund’s custodian. While in some instances the Janus Protected Series Funds, Janus Capital, and the Janus Protected Series Funds’ custodian, will be afforded some opportunity to remedy certain breaches to the agreements, failure to do so within specified cure periods could result in the termination of a Capital Protection Agreement at the option of the Capital Protection Provider.

Each Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of each respective Janus Protected Series Fund and the Capital Protection Provider. There are numerous events that can cause a Capital Protection Agreement to terminate prior to the expiration of any effective term, including the net asset value (“NAV”) of one or more share classes of either Janus Protected Series Fund falling below its Protected NAV. In the event of termination of the Capital Protection Agreement, the Capital Protection Provider is obligated to pay any settlement owed to the affected Janus Protected Series Fund pursuant to the agreement on the date of termination. However, the Protection will terminate without any obligation by the Capital Protection Provider to make any payment to the affected Janus Protected Series Fund if the termination of the Capital Protection Agreement results from acts or omissions of each respective Janus Protected Series Fund, Janus Capital or certain key employees of Janus Capital, or a Janus Protected Series Fund’s custodian that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act which causes a decrease of 1% or more in the NAV per share of any class of shares of each respective Janus Protected Series Fund. In addition, the Capital Protection Provider has the right to early terminate either Janus Protected Series Fund’s Capital Protection Agreement should the aggregate protected amount exceed the maximum settlement amount. In the event of any termination of a Capital Protection Agreement, the affected Janus Protected Series Fund will terminate and liquidate and the Capital Protection Provider will pay the Janus Protected Series Fund any amounts due related to the Protection. Only shareholders who hold their shares on the date that a Capital Protection Agreement terminates are entitled to receive the Protected NAV from the affected Janus Protected Series Fund. The Capital Protection Provider’s obligations to a Janus Protected Series Fund are subject to all of the terms, conditions, and limitations of each respective Capital Protection Agreement and terminate upon the triggering of the capital protection. Neither the Janus Protected Series Funds nor Janus Capital will cover any shortfall so a shareholder could lose money including amounts that would have otherwise been protected.

Pursuant to each Capital Protection Agreement, the Capital Protection Provider has agreed to provide capital protection to protect each Janus Protected Series Fund against a decrease in the NAV per share for each share class of each respective Janus Protected Series Fund below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the relevant Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, each Janus Protected Series Fund pays the Capital Protection Provider, under its respective Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the Capital Protection Fee is based on the aggregate protected assets of each respective Janus Protected Series Fund rather than on the Janus Protected Series Fund’s total net assets, it can fluctuate between 0.60% and 0.75% of each respective Janus Protected Series Fund’s total net assets.

The Protected NAV for each share class as well as the percentage of each Janus Protected Series Fund’s assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus websites at janus.com/allfunds, or janus.com/advisor/mutual-funds for each Fund’s share classes other than Class D Shares. Should a termination or liquidation event occur, shareholders who own shares of any share class on the termination date would be entitled to receive from the affected Janus Protected Series Fund either the Protected NAV or the then-current NAV for their share class, whichever is higher, which will include any protection amount. Please refer to each Fund’s Prospectuses for information regarding how the Protection works in the event it is triggered and a Janus Protected Series Fund proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter (“OTC”) markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange (“NYSE”). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the NAV is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds’ Trustees.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at June 30, 2012. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at June 30, 2012, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Funds may require the counterparty to post collateral if the Funds have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

In pursuit of its investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.
•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a foreign currency at a future date at a negotiated rate. The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds’ custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”), futures contracts, and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term options contracts that can be maintained for a period of up to three years. The Funds may also enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

Each Janus Protected Series Fund may also utilize swaps, options, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under each Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended June 30, 2012 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Janus Global Life Sciences Fund
Options outstanding at September 30, 2011	-	$-
Options written	750	680,250
Options closed	-	-
Options expired	-	-
Options exercised	(750)	(680,250)
Options outstanding at June 30, 2012	-	-
Janus Global Market Neutral Fund
Options outstanding at September 30, 2011	2,336	$ 322,175
Options written	21,145	3,072,631
Options closed	(17,000)	(2,416,669)
Options expired	(2,045)	(323,994)
Options exercised	(2,892)	(445,685)
Options outstanding at June 30, 2012	1,544	$208,458
Janus Global Select Fund
Options outstanding at September 30, 2011	119,777	$10,479,469
Options written	225,347	66,922,314
Options closed	(197,805)	(44,628,994)
Options expired	(78,530)	(22,015,921)
Options exercised	(36,789)	(8,996,868)
Options outstanding at June 30, 2012	32,000	$1,760,000
Janus Global Technology Fund
Options outstanding at September 30, 2011	-	$-
Options written	35,205	1,626,693
Options closed	(13,605)	(609,354)
Options expired	(17,180)	(456,337)
Options exercised	(1,300)	(167,882)
Options outstanding at June 30, 2012	3,120	$393,120

Janus International Equity Fund
Options outstanding at September 30, 2011	-	$-
Options written	99	39,230
Options closed	-	-
Options expired	-	-
Options exercised	(99)	(39,230)
Options outstanding at June 30, 2012	-	-

Janus Protected Series - Global
Options outstanding at December 15, 2011	-	$-
Options written	8,894	-
Options closed	(4,075)	-
Options expired	-	-
Options exercised	-	-
Options outstanding at June 30, 2012	4,819	$-

Janus Protected Series - Growth
Options outstanding at September 30, 2011	-	$-
Options written	59,615	-
Options closed	(18,905)	-
Options expired	-	-
Options exercised	-	-
Options outstanding at June 30, 2012	40,710	$-

Janus Worldwide Fund
Options outstanding at September 30, 2011	-	$-
Options written	1,966	39,230
Options closed	-	-
Options expired	(1,650)	(32,765)
Options exercised	(316)	(125,219)
Options outstanding at June 30, 2012	-	-

Put Options	Number of Contracts	Premiums Received

Janus Emerging Markets Fund
Options outstanding at September 30, 2011	110	$18,753
Options written	94	21,058
Options closed	-	-
Options expired	(50)	(14,313)
Options exercised	(154)	(25,498)
Options outstanding at June 30, 2012	-	$ -
Janus Forty Fund
Options outstanding at September 30, 2011	30,500	$4,245,600
Options written	-	-
Options closed	-	-
Options expired	(30,500)	(4,245,600)
Options exercised	-	-

Options outstanding at June 30, 2012	-	-

Janus Global Life Sciences Fund
Options outstanding at September 30, 2011	-	$-
Options written	540	186,380
Options closed	-	-
Options expired	(540)	(186,380)
Options exercised	-	-
Options outstanding at June 30, 2012	-	-

Janus Global Market Neutral Fund
Options outstanding at September 30, 2011	758	$155,418
Options written	13,513	1,734,428
Options closed	(8,489)	(1,127,164)
Options expired	(400)	(32,964)
Options exercised	(1,912)	(211,706)
Options outstanding at June 30, 2012	3,470	$518,012

Janus Global Real Estate Fund
Options outstanding at September 30, 2011	3,609	$212,796
Options written	2,596	138,142
Options closed	-	-
Options expired	(4,472)	(268,977)
Options exercised	-	-
Options outstanding at June 30, 2012	1,733	$81,961

Janus Global Select Fund
Options outstanding at September 30, 2011	200,307	$ 38,887,996
Options written	275,805	77,847,349
Options closed	(306,492)	(87,929,905)
Options expired	(145,230)	(22,602,040)
Options exercised	-	-
Options outstanding at June 30, 2012	24,390	$6,203,400

Janus Global Technology Fund
Options outstanding at September 30, 2011	3,610	$629,054
Options written	21,525	2,132,790
Options closed	(8,685)	(847,279)
Options expired	-	-
Options exercised	-	-
Options outstanding at June 30, 2012	16,450	$1,914,565

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds may utilize swap agreements as a means to gain exposure to a commodity index, commodity markets, or certain common or preferred stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.

If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap agreements traditionally were privately negotiated and entered into in the over-the-counter market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now permits certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility.

New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions. A portion of the value is the appreciation or depreciation of the swaps.

Various types of swaps such as dividend and total return swaps are described below.

Dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Funds gain exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for credit default swaps, inflation index swaps, interest rate swaps, total return swaps, and zero coupon swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds adopted the provisions for “Derivatives and Hedging,” which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Additional Investment Risk

As with all investments, there are inherent risks when investing in the Janus Protected Series Funds. Each Janus Protected Series Fund’s participation in the Capital Protection Agreement also subjects the Janus Protected Series Funds to certain risks not generally associated with equity funds, including but not limited to allocation risk, maximum settlement amount risk, turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, underperformance risk and counterparty risk. For information relating to these and other risks of investing in the Janus Protected Series Funds as well as other general information about the Janus Protected Series Funds, please refer to the Janus Protected Series Funds’ Prospectuses and statements of additional information.

The Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

It is important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on the Funds, such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. For the Janus Protected Series Funds, redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class may fall below its Protected NAV. If this happens, it is expected that the Janus Protected Series Funds will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and liquidate as soon as possible following the event. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude each Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Act, which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

In addition, European markets have recently experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal, and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and worldwide sellers of credit default swaps linked to that country’s creditworthiness. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of all European countries, which in turn may have a material adverse affect on a Fund’s investments in such countries, other countries that depend on European countries for significant amounts of trade or investment, or issuers with exposure to European debt.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

Janus Balanced Fund and Janus Global Market Neutral Fund may invest in bank loans, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some bank loans may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to a Fund. The interest rates paid on a floating rate security in which the Funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In light of recent controversy over the method by which LIBOR is set, the British government is seeking reform of the LIBOR compilation process. The ultimate effect of such reform on a Fund's operations is unknown.

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended June 30, 2012 are indicated in the table below:

Fund	Average Monthly Value	Rates
Janus Balanced Fund	$15,872,475	3.5000% - 5.2500%

Borrowing

Janus Global Market Neutral Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, Janus Global Market Neutral Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Janus Global Market Neutral Fund may also borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows Janus Global Market Neutral Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Global Market Neutral Fund involves special risk considerations that may not be associated with other Funds that may only borrow for temporary or emergency purposes. Because substantially all of Janus Global Market Neutral Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of Janus Global Market Neutral Fund’s agreement with its lender, the NAV per share of Janus Global Market Neutral Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if Janus Global Market Neutral Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, Janus Global Market Neutral Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that Janus Global Market Neutral Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of Janus Global Market Neutral Fund compared with what it would have been without leverage.

Counterparties

A shareholder’s ability to receive the Protected NAV from the Janus Protected Series Funds is dependent on the Janus Protected Series Funds’ abilities to collect any settlement from the Capital Protection Provider pursuant to the terms of their respective Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider for the Janus Protected Series Funds, are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

As such, the Janus Protected Series Funds’ abilities to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under each Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. For the Janus Protected Series Funds, under the terms of each Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of the Janus Protected Series Funds, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Janus Protected Series Funds; (ii) any trade or pricing error of the Janus Protected Series Funds; and (iii) any realized or unrealized losses on any investment of the Janus Protected Series Funds in money market funds.

Emerging Market Investing

Within the parameters of its investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Exchange-Traded Funds

The Funds may invest in ETFs, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes

The Funds may invest directly in ETNs, which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Fund’s total return. The Funds may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds’ right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds’ decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

Janus Balanced Fund and Janus Global Market Neutral Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Purchasers of floating rate loans may pay and/or receive certain fees. The Funds may receive fees such as covenant waiver fees or prepayment penalty fees. The Funds may pay fees such as facility fees. Such fees may affect each Fund’s return.

Mortgage- and Asset-Backed Securities

The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. This mortgage-backed securities purchase program ended in 2010. However, the U.S. Treasury has committed to continue its support for Fannie Mae’s and Freddie Mac’s capital as necessary to prevent them having a negative net worth through at least 2012. However, there is no assurance that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure Fannie Mae’s and Freddie Mac’s continued solvency. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Funds’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate. In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Funds’ sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Funds may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities such as foreign entities that have REIT characteristics.

Repurchase and Reverse Repurchase Agreements

The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, the Funds purchase a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.”

Reverse repurchase agreements are transactions in which the Funds sell a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. Reverse repurchase agreements involve the risk that the value of securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. Additionally, such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Interest costs on the proceeds received in a reverse repurchase agreement may exceed the return received on the investments made by the Funds with those proceeds, resulting in reduced returns to shareholders. When the Funds enter into a reverse repurchase agreement, it is subject to the risk that the buyer (counterparty) may default on its obligations to the Funds. In the event of such a default, the Funds may experience delays, costs, and loss, all of which may reduce returns to shareholders. Investing reverse repurchase proceeds may also have a leveraging effect on the Funds’ portfolio. The Funds’ use of leverage can magnify the effect of any gains or losses; causing the Funds to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy used by the Funds will be successful.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. For the Janus Protected Series Funds, each Capital Protection Agreement is a restricted security transaction.

Securities Traded on a To-Be-Announced Basis

Janus Balanced Fund, Janus Global Market Neutral Fund, and Janus Global Real Estate Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Funds may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. Janus Global Market Neutral Fund is not subject to any such limit. Although the potential for gain as a result of a short sale is limited to the price at which the Funds sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Funds may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds’ losses are theoretically unlimited.

Sovereign Debt

A Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered high-quality and low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

The Funds may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Funds may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals , partnerships and passive foreign investment companies.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of June 30, 2012 are noted below.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Asia Equity Fund	$ 7,924,097	$ 363,672	$ (854,526)	$ (490,854)
Janus Balanced Fund	7,615,707,497	989,560,057	(190,326,523)	799,233,534
Janus Contrarian Fund	2,500,714,986	300,076,460	(276,851,327)	23,225,133
Janus Emerging Markets Fund	22,978,320	420,617	(4,143,351)	(3,722,734)
Janus Enterprise Fund	1,820,243,107	652,555,016	(57,578,380)	594,976,636
Janus Forty Fund	2,650,651,976	1,195,231,882	(189,913,327)	1,005,318,555
Janus Fund	6,420,139,784	1,688,720,864	(315,347,454)	1,373,373,410
Janus Global Life Sciences Fund	634,562,515	158,622,213	(36,823,735)	121,798,478
Janus Global Market Neutral Fund	25,990,857	1,288,479	(1,368,192)	(79,713)
Janus Global Real Estate Fund	67,759,326	8,291,917	(4,927,319)	3,364,598
Janus Global Research Fund	264,877,080	43,804,603	(20,374,680)	23,429,923
Janus Global Select Fund	2,455,478,778	105,411,234	(289,319,235)	(183,908,001)
Janus Global Technology Fund	709,712,544	138,363,393	(31,856,747)	106,506,646
Janus Growth and Income Fund	11,386,866	453,226	(359,120)	94,106
Janus International Equity Fund	207,845,779	22,236,474	(18,218,142)	4,018,332
Janus Overseas Fund	8,384,368,277	965,611,687	(2,473,225,209)	(1,507,613,522)
Janus Protected Series – Global	11,386,866	453,226	(359,120)	94,106
Janus Protected Series – Growth	136,322,152	3,810,836	(2,556,032)	1,254,804
Janus Research Fund	2,802,257,298	633,298,795	(172,096,354)	461,202,441
Janus Triton Fund	2,863,521,345	386,459,130	(147,488,965)	238,970,165
Janus Twenty Fund	5,960,864,528	2,659,228,166	(542,515,134)	2,116,713,032
Janus Venture Fund	1,298,939,573	254,916,418	(68,740,834)	186,175,584
Janus Worldwide Fund	1,949,852,974	173,702,617	(269,412,015)	(95,709,398)
Perkins Global Value Fund	121,316,275	11,194,435	(6,747,001)	4,447,434

Information on the tax components of securities sold short as of June 30, 2012 are as follows:

	Federal Tax Proceeds from Securities Sold Short	Unrealized (Appreciation)	Unrealized Depreciation	Net Tax (Appreciation)/ Depreciation
Janus Global Market Neutral Fund	$(5,885,034)	$(34,683)	$540,976	$506,293
Janus Triton Fund	(6,310,049)	(612,221)	--	(612,221)

Money Market Investments

Pursuant to the provisions of the 1940 Act and rules promulgated thereunder, the Funds may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the “Investing Funds”). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Funds’ ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended June 30, 2012, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

	Purchases	Sales	Dividend	Value
	Shares/Cost	Shares/Cost	Income	at 6/30/12
Janus Cash Liquidity Fund LLC
Janus Asia Equity Fund	$4,011,316	$(3,851,021)	$379	$422,295
Janus Balanced Fund	2,604,933,306	(2,770,446,776)	121,172	32,165,683
Janus Contrarian Fund	805,743,085	(1,269,938,721)	54,594	43,728,000
Janus Emerging Markets Fund	12,402,426	(12,378,431)	551	716,000
Janus Enterprise Fund	263,977,187	(262,619,000)	65,891	84,662,263
Janus Forty Fund	324,757,713	(324,757,713)	6,140	-
Janus Fund	1,476,339,816	(1,504,679,000)	365,675	344,264,447
Janus Global Life Sciences Fund	138,840,768	(143,273,731)	13,535	8,307,254
Janus Global Real Estate Fund	23,010,026	(19,842,110)	2,926	5,413,916
Janus Global Research Fund	73,327,196	(68,302,107)	3,262	6,116,328
Janus Global Select Fund	1,176,992,239	(1,136,271,569)	57,768	123,195,097
Janus Global Technology Fund	145,559,735	(152,559,477)	6,767	10,882,641
Janus Growth and Income Fund	713,096,526	(712,487,744)	31,460	608,782
Janus International Equity Fund	69,269,769	(71,106,283)	4,594	3,667,000
Janus Overseas Fund	1,004,595,787	(1,189,116,802)	32,503	64,477,000
Janus Protected Series - Global	17,167,579	(11,617,171)	1,272	5,550,408
Janus Protected Series - Growth	96,851,823	(88,004,000)	77,781	86,520,087
Janus Research Fund	484,605,233	(483,427,670)	13,620	29,012,000
Janus Triton Fund	901,903,660	(772,733,000)	179,755	208,924,890
Janus Twenty Fund	841,566,559	(957,045,375)	98,985	38,466,760
Janus Venture Fund	421,344,236	(359,978,000)	84,430	132,883,501
Janus Worldwide Fund	265,851,804	(268,830,696)	12,848	9,123,135
	$ 11,866,147,789	$ (12,583,266,397)	$ 1,235,908	$1,239,107,487

Valuation Inputs Summary

In accordance with FASB guidance, the Funds utilize the “Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds’ investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year or period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2012 to value the Funds’ investments in securities and other financial instruments is included in the “Valuation Inputs Summary” and “Level 3 Valuation Reconciliation of Assets” (if applicable) in the Notes to Schedules of Investments.

The Funds adopted FASB Accounting Standards Update “Fair Value Measurements and Disclosures” (the “Update”). This Update applies to a Fund’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2012.

Fund	Transfers In Level 1 to Level 2	Transfers Out Level 2 to Level 1
Janus Forty Fund	--	4,210
Janus Global Market Neutral Fund	--	963
Janus Twenty Fund	--	7,635

Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the fiscal year and no factor was applied at the end of the period.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

In May 2011, the FASB issued Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” The Accounting Standards Update requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Funds shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Funds may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Funds are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Funds when measuring fair value (for example, when a Fund uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Funds cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Funds.

In addition, the Accounting Standards Update requires the Funds to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized with Level 3 of the fair value hierarchy.

New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact this update may have on the Funds’ financial statements.

Subsequent Events

Effective August 3, 2012, George P. Maris, CFA, will be Executive Vice President and Portfolio Manager of Janus Global Select Fund.

Effective August 20, 2012, the following changes will take place for Janus Emerging Markets Fund:

•	Janus Capital Singapore Pte. Limited (“Janus Singapore”), a wholly-owned subsidiary of Janus Capital, will be the investment subadviser for the Fund. Janus Capital will pay Janus Singapore a subadvisory fee from its investment advisory fee for managing the Fund.
•	Hiroshi Yoh will be Executive Vice President and Co-Portfolio Manager of Janus Emerging Markets Fund, working in partnership with current Co-Managers, Wahid Chammas and Matt Hochstetler.

The Board of Trustees of the Trust has approved a plan to liquidate and terminate Janus Global Market Neutral Fund, with such liquidation effective on or about October 15, 2012 or at such other time as may be authorized by the Trustees. Termination of the Fund is expected to occur as soon as practicable following liquidation.

Management has evaluated whether any other events or transactions occurred subsequent to June 30, 2012 and through the date of issuance of the Funds’ financial statements and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as ameneded ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: August 29, 2012

By: /s/ Jesper Nergaard

Jesper Nergaard,

Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: August 29, 2012